UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05002

Deutsche Variable Series II

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Alternative Asset Allocation VIP

	Shares	Value ($)
Mutual Funds 87.9%
Deutsche Diversified Market Neutral Fund "Institutional"* (a)	1,433,297	12,398,022
Deutsche Enhanced Commodity Strategy Fund "Institutional" (a)	1,074,408	13,075,544
Deutsche Enhanced Emerging Markets Fixed Income Fund "Institutional" (a)	1,738,004	15,520,377
Deutsche Floating Rate Fund "Institutional" (a)	1,720,658	15,210,620
Deutsche Global Inflation Fund "Institutional" (a)	1,006,777	9,856,347
Deutsche Global Infrastructure Fund "Institutional" (a)	1,344,850	17,402,355
Deutsche Global Real Estate Securities Fund "Institutional" (a)	459,734	3,921,529
Deutsche Real Estate Securities Fund "Institutional" (a)	330,638	7,088,874
Deutsche Real Estate Securities Income Fund "Institutional" (a)	61,230	565,766
Deutsche Strategic Equity Long/Short Fund "Institutional" (a)	146,490	1,335,986
Total Mutual Funds (Cost $102,667,294)		96,375,420
Exchange-Traded Fund 9.3%
SPDR Barclays Convertible Securities (Cost $9,769,384)	226,694	10,137,756
Cash Equivalents 2.9%
Central Cash Management Fund, 0.12% (a) (b) (Cost $3,196,449)	3,196,449	3,196,449
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $115,633,127) †	100.1	109,709,625
Other Assets and Liabilities, Net	(0.1)	(90,739)
Net Assets	100.0	109,618,886

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $117,400,996. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $7,691,371. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,498,288 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $10,189,659.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc.
(b)	The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended September 30, 2015 is as follows:

Affiliate	Value ($) at December 31, 2014	Purchases Cost ($)	Sales Cost ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at September 30, 2015
Deutsche Diversified Market Neutral Fund	11,773,693	657,000	147,000	(18,310)	—	—	12,398,022
Deutsche Enhanced Commodity Strategy Fund	11,309,510	3,532,022	33,000	(9,553)	35,022	—	13,075,544
Deutsche Enhanced Emerging Markets Fixed Income Fund	16,310,878	2,565,561	1,743,000	(278,774)	602,561	—	15,520,377
Deutsche Floating Rate Fund	14,486,144	2,664,211	1,573,000	(37,021)	464,211	—	15,210,620
Deutsche Global Inflation Fund	7,965,785	2,304,540	264,000	(6,494)	62,540	—	9,856,347
Deutsche Global Infrastructure Fund	20,612,292	1,582,432	2,123,000	(62,753)	145,856	30,576	17,402,355
Deutsche Global Real Estate Securities Fund	3,383,883	2,626,842	1,661,000	(204,192)	52,842	—	3,921,529
Deutsche Real Estate Securities Fund	4,870,451	3,668,069	825,000	(4,669)	86,889	224,180	7,088,874
Deutsche Real Estate Securities Income Fund	465,079	169,444	4,000	(420)	14,836	8,608	565,766
Deutsche Strategic Equity Long/Short Fund	836,561	643,000	53,000	(676)	—	—	1,335,986
Central Cash Management Fund	3,316,670	16,937,756	17,057,977	—	1,962	—	3,196,449
	95,330,946	37,350,877	25,483,977	(622,862)	1,466,719	263,364	99,571,869

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$96,375,420	$—	$—	$96,375,420
Exchange-Traded Fund	10,137,756	—	—	10,137,756
Short-Term Investments	3,196,449	—	—	3,196,449
Total	$109,709,625	$—	$—	$109,709,625

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Global Equity VIP

	Shares	Value ($)
Common Stocks 91.9%
Canada 6.8%
Agnico Eagle Mines Ltd.	25,000	633,000
Alimentation Couche-Tard, Inc. "B"	28,126	1,293,438
Brookfield Asset Management, Inc. "A"	48,000	1,510,318
Canadian Pacific Railway Ltd.	3,000	430,588
(Cost $3,095,892)		3,867,344
Denmark 1.4%
Jyske Bank AS (Registered)* (Cost $674,121)	14,000	771,798
Finland 1.5%
Sampo Oyj "A" (Cost $859,072)	17,500	846,055
France 3.4%
JC Decaux SA	17,000	615,210
Pernod Ricard SA	6,500	655,661
Vivendi SA	27,000	637,705
(Cost $2,104,165)		1,908,576
Germany 6.1%
BASF SE	7,000	533,974
Bayer AG (Registered)	5,000	640,348
Fresenius Medical Care AG & Co. KGaA	17,000	1,325,987
Lanxess AG	21,000	982,738
(Cost $3,446,849)		3,483,047
Ireland 3.9%
Glanbia PLC	52,000	966,864
Kerry Group PLC "A"	10,000	750,334
Shire PLC	7,000	477,480
(Cost $1,646,376)		2,194,678
Israel 0.5%
Mobileye NV* (a) (Cost $246,148)	6,000	272,880
Luxembourg 1.6%
Eurofins Scientific (Cost $712,011)	3,000	920,986
Malaysia 0.7%
IHH Healthcare Bhd. (Cost $390,629)	300,000	407,307
Mexico 1.1%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $634,131)	7,000	624,750
Netherlands 1.7%
ING Groep NV (CVA)	22,000	311,006
Sensata Technologies Holding NV* (a)	15,000	665,100
(Cost $1,059,524)		976,106
Norway 2.1%
Marine Harvest ASA (Cost $1,112,842)	95,000	1,211,220
Philippines 0.9%
Universal Robina Corp. (Cost $590,858)	128,000	527,387
Sweden 6.0%
Assa Abloy AB "B"	37,500	672,822
Atlas Copco AB "A"	24,000	577,067
Hennes & Mauritz AB "B"	17,958	656,938
Meda AB "A"	58,000	828,494
Svenska Cellulosa AB "B"	24,000	671,674
(Cost $3,521,085)		3,406,995
Switzerland 6.4%
Galenica AG (Registered)	1,300	1,654,692
Lonza Group AG (Registered)*	6,000	787,703
Nestle SA (Registered)	12,515	940,244
UBS Group AG (Registered)	14,000	258,711
(Cost $2,761,589)		3,641,350
United Kingdom 5.0%
Aon PLC (a)	7,000	620,270
AVEVA Group PLC	9,500	292,187
Compass Group PLC	38,000	606,531
Halma PLC	40,000	436,914
Smith & Nephew PLC	32,000	559,326
Spirax-Sarco Engineering PLC	7,714	327,441
(Cost $2,886,909)		2,842,669
United States 42.8%
Acadia Healthcare Co., Inc.*	10,000	662,700
Allergan PLC*	3,000	815,430
Alliance Data Systems Corp.*	4,800	1,243,104
Amphenol Corp. "A"	33,000	1,681,680
Applied Materials, Inc.	35,000	514,150
Bristol-Myers Squibb Co.	13,000	769,600
CBRE Group, Inc. "A"*	20,000	640,000
Cepheid, Inc.*	8,000	361,600
Cerner Corp.*	16,000	959,360
Citrix Systems, Inc.*	9,500	658,160
Danaher Corp.	13,000	1,107,730
eBay, Inc.*	12,500	305,500
Ecolab, Inc.	11,000	1,206,920
Envision Healthcare Holdings, Inc.*	15,000	551,850
Evolent Health, Inc. "A"* (b)	14,280	227,909
Express Scripts Holding Co.* (b)	7,500	607,200
Exxon Mobil Corp.	6,500	483,275
Harman International Industries, Inc.	6,000	575,940
HealthStream, Inc.*	16,000	348,960
JPMorgan Chase & Co.	26,000	1,585,220
LKQ Corp.*	20,000	567,200
MasterCard, Inc. "A"	14,500	1,306,740
Mead Johnson Nutrition Co.	6,500	457,600
Nielsen Holdings PLC	16,000	711,520
NIKE, Inc. "B"	4,000	491,880
Noble Energy, Inc.	26,000	784,680
PayPal Holdings, Inc.*	12,500	388,000
Praxair, Inc.	6,000	611,160
Press Ganey Holdings, Inc.*	20,000	591,800
Schlumberger Ltd.	10,000	689,700
The Goldman Sachs Group, Inc.	1,500	260,640
Time Warner, Inc.	9,000	618,750
Union Pacific Corp.	3,500	309,435
United Technologies Corp.	10,000	889,900
Zoetis, Inc.	10,000	411,800
(Cost $24,405,766)		24,397,093
Total Common Stocks (Cost $50,147,967)		52,300,241
Securities Lending Collateral 0.6%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $347,700)	347,700	347,700
Cash Equivalents 1.7%
Central Cash Management Fund, 0.12% (c) (Cost $989,714)	989,714	989,714
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $51,485,381) †	94.2	53,637,655
Other Assets and Liabilities, Net	5.8	3,295,781
Net Assets	100.0	56,933,436

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $51,483,233. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $2,154,422. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,405,553 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,251,131.
(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $342,296, which is 0.6% of net assets.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)

At September 30, 2015 the Deutsche Global Equity VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Health Care	13,910,532	26.6%
Consumer Staples	8,099,172	15.5%
Information Technology	7,099,315	13.6%
Financials	6,804,018	13.0%
Industrials	5,691,603	10.9%
Consumer Discretionary	4,770,154	9.1%
Materials	3,967,792	7.6%
Energy	1,957,655	3.7%
Total	52,300,241	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$3,867,344	$—	$—	$3,867,344
Denmark	—	771,798	—	771,798
Finland	—	846,055	—	846,055
France	—	1,908,576	—	1,908,576
Germany	—	3,483,047	—	3,483,047
Ireland	—	2,194,678	—	2,194,678
Israel	272,880	—	—	272,880
Luxembourg	—	920,986	—	920,986
Malaysia	—	407,307	—	407,307
Mexico	624,750	—	—	624,750
Netherlands	665,100	311,006	—	976,106
Norway	—	1,211,220	—	1,211,220
Philippines	—	527,387	—	527,387
Sweden	—	3,406,995	—	3,406,995
Switzerland	—	3,641,350	—	3,641,350
United Kingdom	620,270	2,222,399	—	2,842,669
United States	24,397,093	—	—	24,397,093
Short-Term Investments (e)	1,337,414	—	—	1,337,414
Total	$31,784,851	$21,852,804	$—	$53,637,655

There have been no transfers between fair value measurements levels during the period ended September 30, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Global Growth VIP

	Shares	Value ($)
Common Stocks 95.0%
Australia 0.1%
G8 Education Ltd. (Cost $84,928)	28,757	59,459
Bermuda 0.2%
Lazard Ltd. "A" (Cost $47,986)	2,059	89,155
Canada 6.7%
Agnico Eagle Mines Ltd.	19,500	494,331
Alimentation Couche-Tard, Inc. "B"	17,000	781,783
Brookfield Asset Management, Inc. "A"	27,000	849,554
Canadian Pacific Railway Ltd.	3,000	430,588
Quebecor, Inc. "B"	4,507	98,651
SunOpta, Inc.*	11,038	53,645
(Cost $2,277,386)		2,708,552
China 0.2%
Minth Group Ltd. (Cost $68,066)	38,870	69,479
Denmark 1.7%
Jyske Bank AS (Registered)*	9,500	523,720
TDC AS	36,000	185,313
(Cost $743,598)		709,033
Finland 1.2%
Cramo Oyj	4,752	99,540
Sampo Oyj "A"	8,000	386,768
(Cost $488,387)		486,308
France 2.8%
Flamel Technologies SA (ADR)*	10,355	168,890
Parrot SA*	664	32,414
Pernod Ricard SA	5,500	554,790
Vivendi SA	16,500	389,709
(Cost $1,307,428)		1,145,803
Germany 5.5%
BASF SE	3,900	297,500
Bayer AG (Registered)	1,700	217,718
Fresenius Medical Care AG & Co. KGaA	9,500	740,993
LANXESS AG	12,200	570,924
Patrizia Immobilien AG*	4,833	115,272
United Internet AG (Registered)	4,055	205,142
VIB Vermoegen AG	4,543	87,338
(Cost $2,086,572)		2,234,887
Hong Kong 0.9%
AIA Group Ltd.	25,000	130,740
K Wah International Holdings Ltd.	179,323	71,949
Playmates Toys Ltd.	134,951	26,048
REXLot Holdings Ltd.	1,009,635	34,094
Techtronic Industries Co., Ltd.	31,974	118,940
(Cost $481,944)		381,771
India 0.2%
WNS Holdings Ltd. (ADR)* (Cost $66,072)	2,269	63,419
Indonesia 0.2%
PT Arwana Citramulia Tbk	1,118,618	34,397
PT Multipolar Tbk	1,697,639	36,029
(Cost $180,557)		70,426
Ireland 3.0%
Greencore Group PLC	22,487	92,909
Kerry Group PLC "A"	7,500	562,750
Paddy Power PLC	1,002	115,546
Ryanair Holdings PLC (ADR) (a)	2,097	164,195
Shire PLC	4,200	286,488
(Cost $936,936)		1,221,888
Italy 0.7%
Prysmian SpA	4,340	89,440
Unipol Gruppo Finanziario SpA	48,000	211,099
(Cost $256,314)		300,539
Japan 2.1%
Ai Holdings Corp.	5,340	132,265
Avex Group Holdings, Inc.	4,867	55,360
Kusuri No Aoki Co., Ltd.	3,158	167,381
MISUMI Group, Inc.	5,811	59,873
Nippon Seiki Co., Ltd.	7,783	150,548
Topcon Corp. (b)	3,500	46,017
United Arrows Ltd.	2,070	85,526
Universal Entertainment Corp.	5,003	87,986
UT Group Co., Ltd.*	10,269	55,126
(Cost $714,038)		840,082
Korea 0.1%
Suprema, Inc.* (Cost $39,051)	1,901	36,086
Luxembourg 1.6%
Eurofins Scientific (Cost $494,226)	2,100	644,690
Malaysia 0.9%
Hartalega Holdings Bhd.	64,994	71,707
IHH Healthcare Bhd.	150,000	203,654
Nirvana Asia Ltd. 144A	215,599	52,856
Tune Protect Group Bhd.	168,551	49,906
(Cost $433,931)		378,123
Mexico 0.9%
Fomento Economico Mexicano SAB de CV (ADR) (Cost $361,454)	3,900	348,075
Netherlands 2.6%
Brunel International NV	3,676	62,413
Constellium NV "A"* (c)	7,061	42,790
ING Groep NV (CVA)	36,000	508,919
SBM Offshore NV*	6,282	79,347
Sensata Technologies Holding NV* (c)	8,500	376,890
(Cost $1,187,389)		1,070,359
Norway 2.3%
Marine Harvest ASA	60,000	764,981
Norsk Hydro ASA	48,000	160,808
(Cost $882,809)		925,789
Panama 0.2%
Banco Latinoamericano de Comercio Exterior SA "E" (Cost $76,369)	3,417	79,104
Philippines 0.9%
Alliance Global Group, Inc.	167,256	55,056
Universal Robina Corp.	72,000	296,655
(Cost $436,898)		351,711
Singapore 0.1%
Lian Beng Group Ltd. (Cost $54,814)	131,464	48,083
Spain 0.5%
Mediaset Espana Comunicacion SA (Cost $206,604)	18,000	196,443
Sweden 5.3%
Assa Abloy AB "B"	23,000	412,665
Atlas Copco AB "A"	16,200	389,520
Hennes & Mauritz AB "B"	10,000	365,819
Meda AB "A"	33,000	471,385
Nobina AB 144A*	18,007	73,147
Svenska Cellulosa AB "B"	15,000	419,796
(Cost $2,230,966)		2,132,332
Switzerland 6.3%
Dufry AG (Registered)*	645	75,632
Galenica AG (Registered)	725	922,809
Lonza Group AG (Registered)*	3,600	472,621
Nestle SA (Registered)	9,300	698,703
Novartis AG (Registered)	2,600	238,986
UBS Group AG (Registered)	8,700	160,771
(Cost $2,284,474)		2,569,522
Thailand 0.1%
Malee Sampran PCL (Foreign Registered) (Cost $42,921)	29,299	23,410
United Kingdom 6.9%
Arrow Global Group PLC	25,631	108,565
AVEVA Group PLC	5,700	175,312
Babcock International Group PLC	11,458	158,649
Clinigen Healthcare Ltd.	9,936	102,885
Compass Group PLC	27,000	430,956
Crest Nicholson Holdings PLC	13,017	111,864
Domino's Pizza Group PLC	6,860	92,246
Halma PLC	22,000	240,303
Hargreaves Lansdown PLC	5,179	94,592
Howden Joinery Group PLC	15,644	115,144
IMI PLC	9,000	129,117
Jardine Lloyd Thompson Group PLC	4,314	66,568
Polypipe Group PLC	20,623	102,874
Reckitt Benckiser Group PLC	4,700	426,438
Rotork PLC	15,440	38,571
Smith & Nephew PLC	19,000	332,100
Spirax-Sarco Engineering PLC	2,103	89,272
(Cost $2,786,042)		2,815,456
United States 40.8%
Acadia Healthcare Co., Inc.*	4,800	318,096
Advance Auto Parts, Inc.	562	106,516
Affiliated Managers Group, Inc.*	538	91,993
Agilent Technologies, Inc.	5,000	171,650
Allergan PLC* (c)	3,000	815,430
Alliance Data Systems Corp.*	2,600	673,348
Altra Industrial Motion Corp.	1,428	33,015
Amphenol Corp. "A" (b)	19,000	968,240
AZZ, Inc.	1,423	69,286
Bank of America Corp.	21,000	327,180
Berry Plastics Group, Inc.*	2,097	63,057
BorgWarner, Inc.	1,526	63,466
Bristol-Myers Squibb Co.	6,800	402,560
Cardtronics, Inc.*	2,587	84,595
Casey's General Stores, Inc.	1,299	133,693
Cerner Corp.*	9,000	539,640
Citrix Systems, Inc.*	5,700	394,896
Danaher Corp.	8,000	681,680
Diamondback Energy, Inc.*	639	41,279
DigitalGlobe, Inc.*	2,582	49,110
eBay, Inc.*	7,500	183,300
Ecolab, Inc.	5,600	614,432
Encore Capital Group, Inc.* (b)	1,457	53,909
Envision Healthcare Holdings, Inc.*	7,100	261,209
Express Scripts Holding Co.* (b)	4,000	323,840
Exxon Mobil Corp.	4,100	304,835
FCB Financial Holdings, Inc. "A"*	1,272	41,493
Fogo De Chao, Inc.* (b)	2,893	45,131
Fox Factory Holding Corp.*	5,680	95,765
Gentherm, Inc.*	2,392	107,449
Hain Celestial Group, Inc.*	1,629	84,056
Harman International Industries, Inc.	3,700	355,163
Jack in the Box, Inc.	1,208	93,064
JPMorgan Chase & Co.	13,400	816,998
Kindred Healthcare, Inc.	4,071	64,118
Knowles Corp.* (b)	2,700	49,761
Las Vegas Sands Corp.	7,100	269,587
Ligand Pharmaceuticals, Inc.* (b)	320	27,408
MasterCard, Inc. "A"	10,300	928,236
Matador Resources Co.*	2,363	49,009
MAXIMUS, Inc.	1,216	72,425
Middleby Corp.*	1,315	138,325
Molina Healthcare, Inc.* (b)	1,447	99,626
Nielsen Holdings PLC	13,000	578,110
NIKE, Inc. "B"	2,800	344,316
Noble Energy, Inc.	15,000	452,700
NxStage Medical, Inc.*	2,848	44,913
Oaktree Capital Group LLC (b)	2,392	118,404
Oil States International, Inc.*	1,255	32,793
Pacira Pharmaceuticals, Inc.*	1,580	64,938
PAREXEL International Corp.*	912	56,471
PayPal Holdings, Inc.*	4,800	148,992
Polaris Industries, Inc. (b)	831	99,612
Praxair, Inc. (b)	3,400	346,324
Primoris Services Corp. (b)	5,451	97,627
Providence Service Corp.*	3,304	143,988
Retrophin, Inc.*	3,619	73,321
Roadrunner Transportation Systems, Inc.*	3,101	57,058
Schlumberger Ltd.	6,500	448,305
Sinclair Broadcast Group, Inc. "A" (b)	3,377	85,506
South State Corp.	558	42,893
Tenneco, Inc.*	1,736	77,721
The Goldman Sachs Group, Inc.	1,000	173,760
Time Warner, Inc.	6,800	467,500
TiVo, Inc.* (b)	6,631	57,425
TriNet Group, Inc.* (b)	2,703	45,410
Tristate Capital Holdings, Inc.*	6,324	78,860
Union Pacific Corp.	2,000	176,820
United Technologies Corp.	6,700	596,233
Urban Outfitters, Inc.* (b)	2,005	58,907
VeriFone Systems, Inc.*	2,473	68,576
WABCO Holdings, Inc.*	1,138	119,297
Western Digital Corp.	1,148	91,197
WEX, Inc.*	568	49,325
Zeltiq Aesthetics, Inc.*	3,518	112,682
Zoe's Kitchen, Inc.*	1,665	65,751
(Cost $16,022,021)		16,583,604

Total Common Stocks (Cost $37,280,181)		38,583,588
Preferred Stock 0.0%
United States
Providence Service Corp.* (Cost $13,600)	136	14,862
Securities Lending Collateral 3.8%
Daily Assets Fund Institutional, 0.17% (d) (e) (Cost $1,557,145)	1,557,145	1,557,145
Cash Equivalents 4.1%
Central Cash Management Fund, 0.12% (d) (Cost $1,657,237)	1,657,237	1,657,237
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $40,508,163) †	102.9	41,812,832
Other Assets and Liabilities, Net	(2.9)	(1,175,263)
Net Assets	100.0	40,637,569

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $40,675,969. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $1,136,863. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,357,485 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,220,622.
(a)	Listed on the NASDAQ Stock Market, Inc.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $1,540,840, which is 3.8% of net assets.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen (Certificate of Stock)

At September 30, 2015 the Deutsche Global Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Health Care	8,409,678	21.8%
Industrials	5,456,261	14.1%
Consumer Staples	5,409,065	14.0%
Financials	5,279,510	13.7%
Consumer Discretionary	5,103,789	13.2%
Information Technology	4,756,400	12.3%
Materials	2,590,166	6.7%
Energy	1,408,268	3.7%
Telecommunication Services	185,313	0.5%
Total	38,598,450	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$59,459	$—	$59,459
Bermuda	89,155	—	—	89,155
Canada	2,708,552	—	—	2,708,552
China	—	69,479	—	69,479
Denmark	—	709,033	—	709,033
Finland	—	486,308	—	486,308
France	168,890	976,913	—	1,145,803
Germany	—	2,234,887	—	2,234,887
Hong Kong	—	347,677	34,094	381,771
India	63,419	—	—	63,419
Indonesia	—	70,426	—	70,426
Ireland	164,195	1,057,693	—	1,221,888
Italy	—	300,539	—	300,539
Japan	—	840,082	—	840,082
Korea	—	36,086	—	36,086
Luxembourg	—	644,690	—	644,690
Malaysia	—	378,123	—	378,123
Mexico	348,075	—	—	348,075
Netherlands	419,680	650,679	—	1,070,359
Norway	—	925,789	—	925,789
Panama	79,104	—	—	79,104
Philippines	—	351,711	—	351,711
Singapore	—	48,083	—	48,083
Spain	—	196,443	—	196,443
Sweden	—	2,132,332	—	2,132,332
Switzerland	—	2,569,522	—	2,569,522
Thailand	—	23,410	—	23,410
United Kingdom	—	2,815,456	—	2,815,456
United States	16,583,604	—	—	16,583,604
Preferred Stock (f)	—	—	14,862	14,862
Short-Term Investments (f)	3,214,382	—	—	3,214,382
Total	$23,839,056	$17,924,820	$48,956	$41,812,832

(f) See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Global Income Builder VIP

		Shares	Value ($)
Common Stocks 56.5%
Consumer Discretionary 6.1%
Auto Components 0.7%
Aisin Seiki Co., Ltd.		2,664	89,292
Bridgestone Corp.		7,805	270,207
Cie Generale des Etablissements Michelin		243	22,131
Delphi Automotive PLC		1,454	110,562
Denso Corp.		79	3,334
Goodyear Tire & Rubber Co.		4,300	126,119
Johnson Controls, Inc.		1,959	81,024
Lear Corp.		1,300	141,414
Magna International, Inc.		2,352	112,815
Sumitomo Electric Industries Ltd.		16,605	211,835
Sumitomo Rubber Industries Ltd.		12,693	176,057
Toyota Industries Corp.		79	3,756
Yokohama Rubber Co., Ltd.		11,500	202,371
			1,550,917
Automobiles 1.5%
Bayerische Motoren Werke (BMW) AG		1,177	104,418
Daihatsu Motor Co., Ltd.		7,600	87,895
Daimler AG (Registered)		1,727	125,422
Ford Motor Co.		29,568	401,238
Fuji Heavy Industries Ltd.		5,600	201,681
General Motors Co.		14,040	421,481
Honda Motor Co., Ltd.		10,350	307,426
Isuzu Motors Ltd.		15,700	157,230
Mazda Motor Corp.		3,700	58,460
Mitsubishi Motors Corp.		23,638	180,093
Nissan Motor Co., Ltd.		46,585	428,141
Renault SA		3,333	238,324
Toyota Motor Corp.		6,190	361,769
Volkswagen AG		1,193	140,843
			3,214,421
Hotels, Restaurants & Leisure 0.5%
Carnival Corp.		4,858	241,443
Compass Group PLC		710	11,332
Dawn Holdings, Inc.* (a)		1	1,377
McDonald's Corp.		3,056	301,108
Royal Caribbean Cruises Ltd.		799	71,183
Starbucks Corp.		5,642	320,691
Yum! Brands, Inc.		1,959	156,622
			1,103,756
Household Durables 0.3%
Mohawk Industries, Inc.*		784	142,524
Persimmon PLC*		6,152	187,208
Sekisui House Ltd.		13,454	210,075
Toll Brothers, Inc.*		500	17,120
Whirlpool Corp.		446	65,678
			622,605
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*		600	307,134
Leisure Products 0.0%
Hasbro, Inc.		921	66,441
Media 1.5%
CBS Corp. "B"		1,176	46,923
Comcast Corp. "A" (b)		14,888	849,678
Discovery Communications, Inc. "A"* (b)		4,200	109,326
Discovery Communications, Inc. "C"*		6,500	157,885
News Corp. "A"		5,485	69,221
Omnicom Group, Inc.		627	41,319
Scripps Networks Interactive, Inc. "A" (b)		2,273	111,809
SES SA		5	157
Shaw Communications, Inc. "B" (b)		7,444	144,139
Sky PLC		10,533	166,441
Thomson Reuters Corp.		4,231	170,064
Time Warner Cable, Inc.		1,254	224,930
Time Warner, Inc.		4,047	278,231
Twenty-First Century Fox, Inc. "A"		3,056	82,451
Twenty-First Century Fox, Inc. "B"		4,701	127,256
Viacom, Inc. "B"		4,681	201,985
Walt Disney Co.		3,683	376,403
WPP PLC		4,538	94,544
			3,252,762
Multiline Retail 0.3%
Canadian Tire Corp., Ltd. "A"		157	14,123
Dollar General Corp.		1,959	141,910
Kohl's Corp. (b)		3,291	152,406
Macy's, Inc.		2,194	112,596
Target Corp.		3,683	289,705
			710,740
Specialty Retail 0.9%
Advance Auto Parts, Inc.		1,200	227,436
AutoZone, Inc.*		314	227,283
Bed Bath & Beyond, Inc.*		941	53,656
Best Buy Co., Inc.		4,800	178,176
Foot Locker, Inc.		2,600	187,122
GameStop Corp. "A" (b)		6,792	279,898
Hikari Tsushin, Inc.		1,900	132,992
Home Depot, Inc.		2,038	235,369
Lowe's Companies, Inc.		1,332	91,801
O'Reilly Automotive, Inc.*		314	78,500
The Gap, Inc.		862	24,567
TJX Companies, Inc.		1,567	111,915
			1,828,715
Textiles, Apparel & Luxury Goods 0.3%
Michael Kors Holdings Ltd.*		706	29,821
NIKE, Inc. "B"		564	69,355
Swatch Group AG (Bearer)		205	76,039
Swatch Group AG (Registered)		1,724	124,649
VF Corp.		2,642	180,211
Yue Yuen Industrial (Holdings) Ltd.		18,804	70,369
			550,444
Consumer Staples 5.1%
Beverages 0.8%
Anheuser-Busch InBev SA		450	47,745
Carlsberg AS "B"		1,729	132,725
Coca-Cola Co.		6,268	251,472
Constellation Brands, Inc. "A"		2,100	262,941
Diageo PLC		2,821	75,806
Dr. Pepper Snapple Group, Inc.		2,586	204,423
Heineken Holding NV		1,747	124,407
Heineken NV		355	28,699
Molson Coors Brewing Co. "B"		2,899	240,675
PepsiCo, Inc.		3,567	336,368
			1,705,261
Food & Staples Retailing 1.4%
Aeon Co., Ltd.		2,415	37,481
Alimentation Couche-Tard, Inc. "B"		3,152	144,952
Casino Guichard-Perrachon SA		524	27,820
Costco Wholesale Corp.		1,332	192,567
CVS Health Corp.		4,342	418,916
Empire Co., Ltd. "A"		9,402	193,394
George Weston Ltd.		1,848	149,502
ICA Gruppen AB		4,973	168,439
J Sainsbury PLC		52,473	208,087
Koninklijke Ahold NV		4,417	86,058
Kroger Co.		7,954	286,901
Lawson, Inc.		862	63,572
Loblaw Companies Ltd.		1,756	90,412
Metro, Inc.		3,996	108,876
Seven & I Holdings Co., Ltd.		1,567	71,508
Sysco Corp.		3,761	146,566
Wal-Mart Stores, Inc.		6,112	396,302
Walgreens Boots Alliance, Inc.		2,245	186,559
Wesfarmers Ltd.		3,813	105,641
Woolworths Ltd.		4,247	74,297
			3,157,850
Food Products 1.7%
Archer-Daniels-Midland Co.		5,328	220,846
Aryzta AG*		1,318	55,923
Bunge Ltd.		3,296	241,597
Campbell Soup Co. (b)		4,100	207,788
Chocoladefabriken Lindt & Spruengli AG		23	135,034
ConAgra Foods, Inc.		4,466	180,918
General Mills, Inc.		4,780	268,301
Golden Agri-Resources Ltd.		312,000	72,361
Hormel Foods Corp.		2,038	129,026
Kellogg Co.		2,899	192,929
Kraft Heinz Co.		3,100	218,798
McCormick & Co., Inc.		941	77,331
Mondelez International, Inc. "A"		7,679	321,520
Nestle SA (Registered)		4,850	364,377
Tate & Lyle PLC		6,434	57,018
The Hershey Co.		706	64,867
The JM Smucker Co.		1,567	178,779
Tyson Foods, Inc. "A" (b)		7,052	303,941
Wilmar International Ltd.		174,512	316,910
			3,608,264
Household Products 0.5%
Church & Dwight Co., Inc.		1,803	151,272
Clorox Co. (b)		784	90,576
Colgate-Palmolive Co.		2,429	154,144
Kimberly-Clark Corp.		2,038	222,223
Procter & Gamble Co.		4,566	328,478
Reckitt Benckiser Group PLC		1,733	157,238
			1,103,931
Tobacco 0.7%
Altria Group, Inc.		5,410	294,304
British American Tobacco PLC		4,589	253,479
Imperial Tobacco Group PLC		4,735	245,016
Japan Tobacco, Inc.		5,877	182,374
Philip Morris International, Inc.		3,918	310,815
Reynolds American, Inc.		5,268	233,214
			1,519,202
Energy 2.8%
Energy Equipment & Services 0.3%
Amec Foster Wheeler PLC		14,420	156,678
Ensco PLC "A"		5,500	77,440
Halliburton Co.		1,254	44,329
National Oilwell Varco, Inc.		1,754	66,038
Petrofac Ltd.		4,379	50,898
Schlumberger Ltd.		2,273	156,769
			552,152
Oil, Gas & Consumable Fuels 2.5%
BP PLC		58,111	294,931
Cabot Oil & Gas Corp.		3,996	87,353
Canadian Natural Resources Ltd.		1,646	32,057
Chevron Corp.		3,480	274,502
ConocoPhillips		836	40,095
Devon Energy Corp.		1,700	63,053
Enbridge, Inc.		392	14,555
Eni SpA		9,313	146,446
Exxon Mobil Corp.		4,701	349,519
HollyFrontier Corp.		4,689	229,011
Idemitsu Kosan Co., Ltd.		13,827	211,918
Imperial Oil Ltd.		3,274	103,728
JX Holdings, Inc.		73,385	265,614
Kinder Morgan, Inc.		2,935	81,241
Marathon Petroleum Corp.		7,242	335,522
Occidental Petroleum Corp.		1,569	103,789
OMV AG		11,767	285,871
Origin Energy Ltd.		23,178	100,333
Phillips 66		4,075	313,123
Repsol SA		5,901	68,776
Royal Dutch Shell PLC "A" (b)		17,458	412,018
Royal Dutch Shell PLC "B"		14,953	355,279
Spectra Energy Corp.		3,448	90,579
Statoil ASA		6,006	88,208
Tesoro Corp.		3,415	332,075
TonenGeneral Sekiyu KK		6,000	58,184
TOTAL SA		5,089	228,675
TransCanada Corp.		2,273	71,878
Valero Energy Corp.		7,163	430,496
			5,468,829
Financials 14.7%
Banks 6.4%
Aozora Bank Ltd.		34,174	118,326
Australia & New Zealand Banking Group Ltd.		8,236	157,383
Banco Bilbao Vizcaya Argentaria SA (b)		9,682	81,980
Bank Hapoalim BM		89,396	450,261
Bank Leumi Le-Israel BM*		101,200	377,807
Bank of America Corp.		18,553	289,056
Bank of East Asia Ltd.		21,938	73,801
Bank of Montreal		5,328	290,575
Bank of Nova Scotia		5,646	248,898
Barclays PLC		73,958	273,940
BB&T Corp.		6,190	220,364
Bendigo & Adelaide Bank Ltd.		5,567	38,882
BNP Paribas SA		4,637	271,867
BOC Hong Kong (Holdings) Ltd.		93,627	276,361
CaixaBank SA		27,919	107,631
Canadian Imperial Bank of Commerce (b)		4,075	292,777
CIT Group, Inc.		2,682	107,360
Citigroup, Inc.		10,048	498,481
Citizens Financial Group, Inc.		12,900	307,794
Comerica, Inc.		1,097	45,087
Commonwealth Bank of Australia		2,037	104,538
Credit Agricole SA		14,547	166,752
Danske Bank AS		11,160	336,135
DBS Group Holdings Ltd.		20,371	232,964
Fifth Third Bancorp.		9,903	187,266
Hang Seng Bank Ltd.		15,324	276,749
HSBC Holdings PLC		57,583	435,932
Huntington Bancshares, Inc.		17,000	180,200
ING Groep NV (CVA)		3,416	48,291
JPMorgan Chase & Co.		6,967	424,778
KBC Groep NV		3,263	205,989
KeyCorp		12,301	160,036
Lloyds Banking Group PLC		166,742	189,814
M&T Bank Corp. (b)		1,959	238,900
Mitsubishi UFJ Financial Group, Inc.		36,354	219,150
Mizrahi Tefahot Bank Ltd.		18,077	213,728
Mizuho Financial Group, Inc.		132,273	247,102
National Australia Bank Ltd.		6,869	145,272
National Bank of Canada		5,205	166,154
Natixis SA		12,868	71,008
Nordea Bank AB		21,868	243,794
Oversea-Chinese Banking Corp., Ltd.		25,855	160,411
People's United Financial, Inc. (b)		14,025	220,613
PNC Financial Services Group, Inc.		4,780	426,376
Regions Financial Corp.		31,810	286,608
Resona Holdings, Inc.		47,156	239,952
Royal Bank of Canada (b)		4,858	268,619
Shinsei Bank Ltd.		74,000	152,341
Skandinaviska Enskilda Banken AB "A"		13,319	142,376
Societe Generale		6,354	283,283
Standard Chartered PLC		22,722	220,623
Sumitomo Mitsui Financial Group, Inc.		9,207	349,200
SunTrust Banks, Inc.		9,077	347,104
Svenska Handelsbanken AB "A"		4,464	64,086
Swedbank AB "A"		8,410	185,969
The Chugoku Bank Ltd.		7,600	112,739
The Toronto-Dominion Bank (b)		8,229	324,350
U.S. Bancorp.		8,070	330,951
United Overseas Bank Ltd.		9,402	123,109
Wells Fargo & Co.		8,569	440,018
Westpac Banking Corp.		6,452	135,324
Yamaguchi Financial Group, Inc.		5,021	61,522
			13,898,757
Capital Markets 0.7%
3i Group PLC		33,208	233,961
Ameriprise Financial, Inc.		627	68,424
Bank of New York Mellon Corp.		3,369	131,896
BlackRock, Inc.		314	93,406
Credit Suisse Group AG (Registered)*		13,132	315,793
Morgan Stanley		8,070	254,205
State Street Corp.		1,724	115,870
The Goldman Sachs Group, Inc.		1,097	190,615
UBS Group AG (Registered)		6,904	127,582
			1,531,752
Consumer Finance 0.5%
Ally Financial, Inc.*		11,200	228,256
American Express Co.		549	40,697
Capital One Financial Corp.		3,526	255,706
Discover Financial Services		1,959	101,848
Navient Corp.		39,199	440,597
			1,067,104
Diversified Financial Services 0.8%
Berkshire Hathaway, Inc. "B"*		1,534	200,033
CME Group, Inc.		2,038	189,004
EXOR SpA		778	33,807
Groupe Bruxelles Lambert SA		2,548	192,026
Industrivarden AB "C"		13,942	245,092
Intercontinental Exchange, Inc.		314	73,787
Investor AB "B"		6,167	211,960
Leucadia National Corp.		7,127	144,393
Nasdaq, Inc.		1,176	62,716
Pargesa Holding SA (Bearer)		2,284	134,112
Voya Financial, Inc.		4,800	186,096
			1,673,026
Insurance 5.4%
ACE Ltd.		3,526	364,588
Aegon NV		37,007	212,731
Aflac, Inc.		4,578	266,119
Ageas		7,367	302,638
Alleghany Corp.*		471	220,480
Allianz SE (Registered)		1,307	205,054
Allstate Corp.		4,382	255,208
American International Group, Inc.		7,444	422,968
Aon PLC		471	41,735
Arch Capital Group Ltd.*		2,586	189,993
Assicurazioni Generali SpA		11,479	209,888
Assurant, Inc.		3,134	247,617
Aviva PLC		16,269	111,135
AXA SA		10,958	265,080
Axis Capital Holdings Ltd.		5,314	285,468
Baloise Holding AG (Registered)		3,275	375,555
Chubb Corp.		313	38,389
Cincinnati Financial Corp.		4,300	231,340
CNP Assurances		6,858	95,078
Direct Line Insurance Group PLC		28,200	160,218
Everest Re Group Ltd.		2,269	393,308
Fairfax Financial Holdings Ltd.		400	182,163
FNF Group		4,700	166,709
Great-West Lifeco, Inc.		4,466	106,990
Hannover Rueck SE		1,060	108,432
Hartford Financial Services Group, Inc.		6,626	303,338
Insurance Australia Group Ltd.		2,518	8,629
Intact Financial Corp.		3,134	220,096
Legal & General Group PLC		1,991	7,186
Lincoln National Corp.		4,351	206,498
Loews Corp.		5,877	212,395
Manulife Financial Corp.		4,100	63,413
Mapfre SA		24,168	63,118
Marsh & McLennan Companies, Inc.		1,097	57,285
MetLife, Inc.		6,836	322,317
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)		1,302	242,776
NN Group NV		12,080	345,834
Old Mutual PLC		11,627	33,275
PartnerRe Ltd.		2,506	348,033
Power Corp. of Canada		7,229	149,889
Power Financial Corp.		4,075	93,440
Principal Financial Group, Inc.		1,097	51,932
Progressive Corp.		4,936	151,239
Prudential Financial, Inc.		4,051	308,727
RenaissanceRe Holdings Ltd.		2,026	215,404
Sampo Oyj "A"		3,489	168,679
SCOR SE		5,240	187,570
Sompo Japan Nipponkoa Holdings, Inc.		10,000	290,433
Suncorp Group Ltd.		9,529	81,938
Swiss Life Holding AG (Registered)*		1,932	431,671
The Travelers Companies, Inc.		3,918	389,959
Tokio Marine Holdings, Inc.		4,300	160,432
Torchmark Corp.		2,821	159,104
Unum Group		7,757	248,845
W.R. Berkley Corp.		5,015	272,666
XL Group PLC		6,504	236,225
Zurich Insurance Group AG*		1,371	336,976
			11,828,206
Real Estate Investment Trusts 0.4%
AvalonBay Communities, Inc. (REIT)		800	139,856
Crown Castle International Corp. (REIT)		1,600	126,192
Dexus Property Group (REIT)		12,966	65,394
Federation Centres (REIT)		44,060	85,294
GPT Group (REIT)		19,958	63,447
H&R Real Estate Investment Trust (REIT) (Units)		5,686	87,644
HCP, Inc. (REIT)		3,600	134,100
Welltower, Inc. (REIT)		3,100	209,932
			911,859
Real Estate Management & Development 0.4%
Henderson Land Development Co., Ltd.		16,251	97,270
New World Development Co., Ltd.		47,793	46,505
Sun Hung Kai Properties Ltd.		12,536	163,703
Swire Pacific Ltd. "A"		13,320	150,034
Swiss Prime Site AG (Registered)*		1,681	122,877
Wharf Holdings Ltd.		7,835	44,381
Wheelock & Co., Ltd.		41,103	179,364
			804,134
Thrifts & Mortgage Finance 0.1%
New York Community Bancorp., Inc. (b)		8,699	157,104
Health Care 5.1%
Biotechnology 1.3%
AbbVie, Inc.		2,741	149,138
Actelion Ltd. (Registered)*		584	74,384
Alexion Pharmaceuticals, Inc.*		941	147,163
Amgen, Inc.		2,283	315,784
Baxalta, Inc.		2,664	83,943
Biogen, Inc.*		1,127	328,870
Celgene Corp.*		3,142	339,870
CSL Ltd.		4,391	276,486
Gilead Sciences, Inc.		4,914	482,506
Medivation, Inc.*		3,600	153,000
Regeneron Pharmaceuticals, Inc.*		500	232,570
United Therapeutics Corp.*		1,200	157,488
			2,741,202
Health Care Equipment & Supplies 0.4%
Abbott Laboratories		5,642	226,921
Baxter International, Inc.		2,664	87,512
Becton, Dickinson & Co.		1,165	154,549
Medtronic PLC		3,683	246,540
Stryker Corp.		1,190	111,979
Zimmer Biomet Holdings, Inc.		549	51,568
			879,069
Health Care Providers & Services 1.2%
Aetna, Inc.		2,718	297,376
AmerisourceBergen Corp.		1,411	134,031
Anthem, Inc.		2,553	357,420
Cardinal Health, Inc.		1,959	150,490
Cigna Corp.		1,408	190,108
DaVita HealthCare Partners, Inc.*		2,100	151,893
Express Scripts Holding Co.*		3,134	253,729
HCA Holdings, Inc.*		1,213	93,838
Humana, Inc.		894	160,026
Laboratory Corp. of America Holdings*		862	93,501
McKesson Corp.		1,019	188,546
Quest Diagnostics, Inc. (b)		2,331	143,287
UnitedHealth Group, Inc.		3,201	371,348
			2,585,593
Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.		2,038	249,207
Pharmaceuticals 2.1%
Allergan PLC*		1,387	377,000
Astellas Pharma, Inc.		9,100	117,835
AstraZeneca PLC		1,718	109,194
Bristol-Myers Squibb Co.		3,369	199,445
Eli Lilly & Co.		3,213	268,896
GlaxoSmithKline PLC		11,399	219,083
Jazz Pharmaceuticals PLC*		1,100	146,091
Johnson & Johnson		3,605	336,527
Mallinckrodt PLC*		2,800	179,032
Merck & Co., Inc.		5,563	274,757
Mylan NV* (b)		1,176	47,346
Novartis AG (Registered)		3,719	341,841
Novo Nordisk AS ''B"		3,854	208,048
Perrigo Co. PLC		392	61,650
Pfizer, Inc.		13,555	425,763
Roche Holding AG (Genusschein)		1,112	294,178
Sanofi		1,531	145,050
Shire PLC		2,965	202,247
Teva Pharmaceutical Industries Ltd.		5,337	305,025
Valeant Pharmaceuticals International, Inc.*		1,200	214,193
			4,473,201
Industrials 5.1%
Aerospace & Defense 0.7%
BAE Systems PLC		11,961	81,243
Boeing Co.		1,489	194,985
General Dynamics Corp.		67	9,243
Honeywell International, Inc.		2,821	267,120
L-3 Communications Holdings, Inc.		281	29,370
Lockheed Martin Corp.		767	159,007
Northrop Grumman Corp.		938	155,661
Precision Castparts Corp.		27	6,202
Raytheon Co.		2,664	291,069
Rockwell Collins, Inc.		941	77,011
Thales SA		506	35,167
United Technologies Corp.		2,586	230,128
			1,536,206
Air Freight & Logistics 0.2%
FedEx Corp.		784	112,880
Royal Mail PLC		23,937	166,185
United Parcel Service, Inc. "B"		1,176	116,059
			395,124
Airlines 1.1%
American Airlines Group, Inc.		7,700	298,991
ANA Holdings, Inc.		11,000	30,817
Cathay Pacific Airways Ltd.		127,791	240,485
Delta Air Lines, Inc.		6,644	298,116
Deutsche Lufthansa AG (Registered)*		30,167	420,325
easyJet PLC		3,918	105,825
Japan Airlines Co., Ltd.		9,500	335,622
Singapore Airlines Ltd.		6,474	48,688
Southwest Airlines Co.		6,653	253,080
United Continental Holdings, Inc.*		6,808	361,164
			2,393,113
Building Products 0.0%
Congoleum Corp.*		3,800	0
Commercial Services & Supplies 0.2%
G4S PLC		30	105
Quad Graphics, Inc.		13	157
Republic Services, Inc.		5,171	213,045
Tyco International PLC		2,351	78,665
Waste Management, Inc.		2,194	109,283
			401,255
Electrical Equipment 0.1%
ABB Ltd. (Registered)*		8,638	152,642
AMETEK, Inc.		1,332	69,690
Eaton Corp. PLC		421	21,597
Emerson Electric Co.		2,273	100,399
			344,328
Industrial Conglomerates 0.6%
3M Co.		824	116,819
CK Hutchison Holdings Ltd.		16,996	221,975
Danaher Corp.		2,664	226,999
General Electric Co.		9,038	227,938
Keppel Corp., Ltd.		21,000	100,611
NWS Holdings Ltd.		24,000	31,535
Roper Technologies, Inc.		862	135,075
Sembcorp Industries Ltd.		21,938	53,517
Siemens AG (Registered)		1,248	111,521
			1,225,990
Machinery 0.4%
AGCO Corp. (b)		1,261	58,801
Caterpillar, Inc.		862	56,340
Deere & Co. (b)		2,096	155,104
Illinois Tool Works, Inc.		549	45,188
Mitsubishi Heavy Industries Ltd.		27,000	120,637
PACCAR, Inc.		1,254	65,421
Schindler Holding AG (Registered)		503	73,670
SKF AB "B"		29	532
Stanley Black & Decker, Inc.		1,332	129,177
Yangzijiang Shipbuilding Holdings Ltd.		286,107	228,935
			933,805
Marine 0.5%
A P Moller-Maersk AS "A"		219	330,135
A P Moller-Maersk AS "B"		186	286,709
Mitsui O.S.K Lines Ltd.		80,000	191,904
Nippon Yusen Kabushiki Kaisha		83,050	192,357
			1,001,105
Professional Services 0.1%
Adecco SA (Registered)*		393	28,747
Nielsen Holdings PLC		4,145	184,328
			213,075
Road & Rail 0.3%
Canadian National Railway Co.		236	13,401
CSX Corp.		3,840	103,296
East Japan Railway Co.		1,097	92,600
MTR Corp., Ltd.		27,814	120,546
Norfolk Southern Corp.		862	65,857
Union Pacific Corp.		2,194	193,972
West Japan Railway Co.		1,261	79,065
			668,737
Trading Companies & Distributors 0.9%
ITOCHU Corp.		41,839	441,612
Marubeni Corp.		142,149	695,672
Mitsubishi Corp.		14,728	241,363
Mitsui & Co., Ltd.		28,151	316,243
Sumitomo Corp.		11,766	113,668
W.W. Grainger, Inc. (b)		627	134,811
			1,943,369
Information Technology 6.9%
Communications Equipment 0.7%
Cisco Systems, Inc. (b)		17,899	469,849
Harris Corp.		1,569	114,772
Juniper Networks, Inc.		7,764	199,613
Motorola Solutions, Inc.		790	54,020
QUALCOMM, Inc.		8,070	433,601
Telefonaktiebolaget LM Ericsson "B"		19,294	189,775
			1,461,630
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp. "A"		1,568	79,905
Arrow Electronics, Inc.*		2,528	139,748
Avnet, Inc.		6,660	284,249
Corning, Inc.		9,440	161,613
Flextronics International Ltd.*		14,608	153,968
Hitachi Ltd.		40,485	204,049
Murata Manufacturing Co., Ltd.		706	91,467
TE Connectivity Ltd.		4,388	262,798
			1,377,797
Internet Software & Services 0.7%
Alphabet, Inc. "A"*		492	314,078
Alphabet, Inc. "C"		485	295,084
eBay, Inc.*		12,442	304,082
Facebook, Inc. "A"*		5,469	491,663
LinkedIn Corp. "A"*		127	24,147
VeriSign, Inc.* (b)		521	36,762
Yahoo!, Inc.*		3,400	98,294
			1,564,110
IT Services 2.0%
Accenture PLC "A"		4,075	400,409
Alliance Data Systems Corp.*		549	142,180
Atos SE		1,677	128,615
Automatic Data Processing, Inc.		3,232	259,724
CGI Group, Inc. "A"*		4,701	170,321
Cognizant Technology Solutions Corp. "A"*		3,291	206,050
Computer Sciences Corp.		3,840	235,699
Fidelity National Information Services, Inc.		3,898	261,478
Fiserv, Inc.*		2,161	187,164
Fujitsu Ltd.		26,000	112,857
International Business Machines Corp.		3,056	443,028
Itochu Techno-Solutions Corp.		1,200	25,669
MasterCard, Inc. "A"		3,134	282,436
Nomura Research Institute Ltd.		1,983	76,175
Paychex, Inc.		3,056	145,557
PayPal Holdings, Inc.*		2,942	91,320
Total System Services, Inc.		5,250	238,507
Vantiv, Inc. "A"*		3,369	151,335
Visa, Inc. "A" (b)		4,184	291,457
Western Union Co. (b)		12,458	228,729
Xerox Corp.		22,704	220,910
			4,299,620
Semiconductors & Semiconductor Equipment 0.8%
Analog Devices, Inc.		2,586	145,876
Avago Technologies Ltd.		1,646	205,767
Broadcom Corp. "A"		1,409	72,465
Intel Corp.		10,673	321,684
KLA-Tencor Corp.		456	22,800
Lam Research Corp.		64	4,181
Marvell Technology Group Ltd.		4,623	41,838
Maxim Integrated Products, Inc.		4,388	146,559
Microchip Technology, Inc. (b)		3,291	141,809
Micron Technology, Inc.*		9,193	137,711
Qorvo, Inc.*		1,800	81,090
Skyworks Solutions, Inc.		2,500	210,525
Texas Instruments, Inc.		1,646	81,510
			1,613,815
Software 1.2%
Activision Blizzard, Inc.		5,827	179,996
Adobe Systems, Inc.*		2,200	180,884
ANSYS, Inc.*		784	69,102
CA, Inc.		7,236	197,543
Electronic Arts, Inc.*		3,600	243,900
Intuit, Inc.		1,034	91,768
Microsoft Corp. (b)		10,949	484,603
Nexon Co., Ltd.		3,794	50,547
NICE Systems Ltd.		2,086	116,260
Nuance Communications, Inc.*		11,800	193,166
Oracle Corp.		6,713	242,474
SAP SE		751	48,632
Symantec Corp.		8,041	156,558
Synopsys, Inc.*		5,407	249,695
The Sage Group PLC		1,325	10,013
VMware, Inc. "A"*		784	61,771
			2,576,912
Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.		5,178	571,133
Canon, Inc.		6,974	201,805
EMC Corp.		8,058	194,681
Hewlett-Packard Co.		9,206	235,766
NetApp, Inc.		2,586	76,546
Ricoh Co., Ltd.		26,547	268,033
Seagate Technology PLC		3,683	164,998
Seiko Epson Corp.		8,500	120,256
Western Digital Corp.		1,959	155,623
			1,988,841
Materials 2.4%
Chemicals 1.1%
Ashland, Inc.		862	86,734
BASF SE		8	610
Celanese Corp. "A"		2,200	130,174
CF Industries Holdings, Inc.		1,180	52,982
Dow Chemical Co.		3,784	160,442
E.I. du Pont de Nemours & Co.		1,489	71,770
Ecolab, Inc.		392	43,010
GEO Specialty Chemicals, Inc.*		19,324	10,321
Hitachi Chemical Co., Ltd.		17,600	242,687
Israel Chemicals Ltd.		17,163	88,387
Kuraray Co., Ltd.		16,800	208,881
LyondellBasell Industries NV "A"		2,873	239,493
Mitsubishi Chemical Holdings Corp.		36,400	190,286
Mitsubishi Gas Chemical Co., Inc.		42,000	193,985
Monsanto Co.		1,019	86,961
Praxair, Inc.		549	55,921
Solvay SA		986	101,681
Sumitomo Chemical Co., Ltd.		41,000	207,232
The Israel Corp., Ltd.		531	127,407
The Mosaic Co.		5,000	155,550
			2,454,514
Construction Materials 0.1%
Fletcher Building Ltd.		8,805	38,331
LafargeHolcim Ltd. (Registered)		1,257	66,011
			104,342
Containers & Packaging 0.0%
WestRock Co.		437	22,479
Metals & Mining 1.1%
Alcoa, Inc.		11,400	110,124
Anglo American PLC		21,190	176,627
Barrick Gold Corp.		15,984	101,689
Boliden AB		5,903	92,644
Fresnillo PLC		16,365	146,883
Glencore PLC*		32,398	44,860
Goldcorp, Inc.		5,485	68,763
JFE Holdings, Inc.		16,800	220,529
Kobe Steel Ltd.		112,000	121,328
Mitsubishi Materials Corp.		18,804	57,129
Newcrest Mining Ltd.*		35,114	316,211
Newmont Mining Corp.		15,683	252,026
Nippon Steel & Sumitomo Metal Corp.		5,300	96,529
Nucor Corp.		4,075	153,016
Randgold Resources Ltd.		2,259	132,534
Silver Wheaton Corp.		9,011	108,308
Sumitomo Metal Mining Co., Ltd.		15,000	170,261
			2,369,461
Paper & Forest Products 0.1%
International Paper Co.		2,874	108,608
UPM-Kymmene Oyj		5,432	81,187
			189,795
Telecommunication Services 3.5%
Diversified Telecommunication Services 2.8%
AT&T, Inc.		21,649	705,324
BCE, Inc.		7,365	301,444
BT Group PLC		57,981	368,564
CenturyLink, Inc.		12,791	321,310
Deutsche Telekom AG (Registered)		10,731	190,429
Elisa Oyj		800	26,956
HKT Trust & HKT Ltd. (Units)		256,000	305,873
Inmarsat PLC		1,663	24,741
Level 3 Communications, Inc.*		3,600	157,284
Nippon Telegraph & Telephone Corp.		12,500	438,581
Orange SA		11,104	167,673
PCCW Ltd.		457,633	236,640
Proximus		1,992	68,743
Singapore Telecommunications Ltd.		76,045	191,094
Spark New Zealand Ltd.		56,978	108,668
Swisscom AG (Registered)		606	302,566
TDC AS		33,026	170,004
Telecom Italia SpA*		66,670	82,243
Telecom Italia SpA (RSP)		248,767	254,326
Telefonica SA		14,181	171,689
Telenor ASA		8,848	165,190
TeliaSonera AB		52,444	282,613
Telstra Corp., Ltd.		66,244	262,153
TELUS Corp.		7,287	229,613
Verizon Communications, Inc.		10,902	474,346
			6,008,067
Wireless Telecommunication Services 0.7%
KDDI Corp.		14,300	319,502
Millicom International Cellular SA (SDR)		1,478	92,469
NTT DoCoMo, Inc.		16,169	269,792
Rogers Communications, Inc. "B"		6,503	224,060
SoftBank Group Corp.		471	21,587
T-Mobile U.S., Inc.*		11,800	469,758
Vodafone Group PLC		40,930	129,343
			1,526,511
Utilities 4.8%
Electric Utilities 2.7%
American Electric Power Co., Inc.		4,388	249,502
Cheung Kong Infrastructure Holdings Ltd. (b)		28,556	256,272
CLP Holdings Ltd.		36,469	312,686
Duke Energy Corp.		5,407	388,979
E.ON SE		3,110	26,730
Edison International		6,256	394,566
EDP - Energias de Portugal SA		53,479	195,518
Electricite de France SA		16,606	293,274
Enel SpA		13,335	59,442
Entergy Corp.		2,971	193,412
Eversource Energy		7,169	362,895
Exelon Corp.		17,503	519,839
FirstEnergy Corp.		4,936	154,546
Fortum Oyj		7,154	105,995
Iberdrola SA		14,717	97,799
NextEra Energy, Inc.		2,743	267,580
OGE Energy Corp.		6,660	182,218
Pepco Holdings, Inc.		5,200	125,944
Pinnacle West Capital Corp.		2,555	163,878
Power Assets Holdings Ltd.		6,747	63,846
PPL Corp.		6,112	201,024
Southern Co.		6,245	279,151
SSE PLC		7,389	166,950
Tohoku Electric Power Co., Inc.		17,000	230,575
Tokyo Electric Power Co., Inc.*		62,700	418,526
Xcel Energy, Inc.		6,738	238,592
			5,949,739
Gas Utilities 0.1%
Enagas SA		22	630
Osaka Gas Co., Ltd.		31,000	117,717
Tokyo Gas Co., Ltd.		22,000	106,463
			224,810
Independent Power & Renewable Eletricity Producers 0.4%
AES Corp.		19,014	186,147
Calpine Corp.*		15,500	226,300
Electric Power Development Co., Ltd.		2,602	79,471
Meridian Energy Ltd.		146,235	196,398
NRG Energy, Inc.		8,000	118,800
			807,116
Multi-Utilities 1.5%
AGL Energy Ltd.		20,375	228,533
Alliant Energy Corp.		2,508	146,693
Ameren Corp.		5,955	251,718
Atco Ltd. "I"		3,000	88,123
CenterPoint Energy, Inc.		8,900	160,556
Centrica PLC		42,247	146,783
CMS Energy Corp.		2,664	94,092
Consolidated Edison, Inc.		4,310	288,123
Dominion Resources, Inc.		3,291	231,621
DTE Energy Co.		2,194	176,332
Engie		5,853	94,672
National Grid PLC		19,631	273,469
PG&E Corp.		6,738	355,766
Public Service Enterprise Group, Inc.		5,720	241,155
SCANA Corp. (b)		3,605	202,817
Sempra Energy		1,567	151,560
WEC Energy Group, Inc. (b)		3,866	201,883
			3,333,896
Water Utilities 0.1%
American Water Works Co., Inc.		2,803	154,389
Total Common Stocks (Cost $119,368,059)			122,207,589
Preferred Stocks 0.4%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0%		38	38,310
Bayerische Motoren Werke (BMW) AG		4,148	284,922
Porsche Automobil Holding SE		7,216	308,181
Volkswagen AG		1,914	209,740

Total Preferred Stocks (Cost $1,434,243)			841,153
Rights 0.0%
Consumer Staples
Safeway Casa Ley, Expiration Date 1/30/2018*		7,499	7,611
Safeway PDC LLC, Expiration Date 1/30/2017*		7,499	366

Total Rights (Cost $7,977)			7,977
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $30,283)		170	682
		Principal Amount ($) (c)	Value ($)
Corporate Bonds 20.2%
Consumer Discretionary 3.0%
1011778 BC ULC, 144A, 4.625%, 1/15/2022		35,000	34,220
Ally Financial, Inc.:
3.25%, 2/13/2018		105,000	103,425
4.125%, 3/30/2020 (b)		85,000	84,044
AmeriGas Finance LLC:
6.75%, 5/20/2020		110,000	111,375
7.0%, 5/20/2022		195,000	199,875
APX Group, Inc., 6.375%, 12/1/2019		50,000	48,000
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		80,000	83,600
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		80,000	73,600
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		135,000	124,875
5.5%, 4/1/2023 (b)		50,000	48,401
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		80,000	76,047
5.165%, 8/1/2044		100,000	94,714
Block Communications, Inc., 144A, 7.25%, 2/1/2020		20,000	19,800
Boyd Gaming Corp., 6.875%, 5/15/2023 (b)		40,000	40,600
Caleres, Inc., 144A, 6.25%, 8/15/2023		35,000	35,088
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		115,000	106,018
144A, 5.375%, 5/1/2025 (b)		85,000	77,456
144A, 5.875%, 5/1/2027		140,000	129,850
CCO Safari II LLC:
144A, 4.908%, 7/23/2025		15,000	14,928
144A, 6.484%, 10/23/2045		10,000	10,089
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		385,000	339,041
144A, 6.375%, 9/15/2020		200,000	188,250
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		65,000	64,675
Series B, 6.5%, 11/15/2022		370,000	371,387
Series A, 7.625%, 3/15/2020		10,000	9,975
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	4,950
Columbus International, Inc., 144A, 7.375%, 3/30/2021		250,000	258,750
CVS Health Corp., 5.125%, 7/20/2045		25,000	26,874
D.R. Horton, Inc., 4.0%, 2/15/2020		35,000	35,262
Dana Holding Corp., 5.5%, 12/15/2024		80,000	77,000
Delphi Corp., 5.0%, 2/15/2023		70,000	72,450
Discovery Communications LLC, 4.875%, 4/1/2043		10,000	8,626
DISH DBS Corp.:
4.25%, 4/1/2018		70,000	67,987
5.0%, 3/15/2023		715,000	598,812
7.875%, 9/1/2019		270,000	283,049
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		145,000	148,683
144A, 5.75%, 3/1/2023		122,500	127,094
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		300,000	285,000
General Motors Financial Co., Inc., 3.2%, 7/13/2020		30,000	29,596
Global Partners LP, 144A, 7.0%, 6/15/2023		70,000	65,275
Group 1 Automotive, Inc., 5.0%, 6/1/2022		95,000	93,575
HD Supply, Inc., 11.5%, 7/15/2020		130,000	146,900
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		40,000	38,400
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		40,000	32,000
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		90,000	94,050
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		40,000	39,500
Mediacom Broadband LLC, 6.375%, 4/1/2023		35,000	33,075
MGM Resorts International:
6.625%, 12/15/2021		250,000	256,250
6.75%, 10/1/2020 (b)		130,000	134,225
Numericable-SFR, 144A, 6.0%, 5/15/2022		200,000	192,750
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		45,000	47,625
Quebecor Media, Inc., 5.75%, 1/15/2023		50,000	49,250
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		5,000	4,925
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		35,000	34,475
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		55,000	57,681
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020 (b)		60,000	61,050
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		35,000	35,700
Springs Industries, Inc., 6.25%, 6/1/2021		85,000	84,150
Starz LLC, 5.0%, 9/15/2019		40,000	39,800
Suburban Propane Partners LP, 5.75%, 3/1/2025		50,000	47,375
Time Warner Cable, Inc., 7.3%, 7/1/2038		45,000	47,132
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019		50,000	49,000
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		200,000	199,750
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		70,000	68,425
144A, 8.5%, 10/15/2022		50,000	54,750
			6,520,554
Consumer Staples 0.7%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		20,000	21,250
Cott Beverages, Inc.:
5.375%, 7/1/2022		160,000	154,998
6.75%, 1/1/2020		80,000	82,200
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		55,000	50,600
144A, 7.25%, 6/1/2021		145,000	150,437
144A, 8.25%, 2/1/2020		370,000	385,725
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	97,000
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		250,000	270,025
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (b)		55,000	54,038
Reynolds American, Inc.:
4.45%, 6/12/2025		10,000	10,464
5.85%, 8/15/2045		10,000	11,126
Smithfield Foods, Inc., 6.625%, 8/15/2022		5,000	5,269
The WhiteWave Foods Co., 5.375%, 10/1/2022		80,000	83,000
Tonon Luxembourg SA, 144A, 7.25%, 1/24/2020 (PIK) (b)		207,250	69,843
			1,445,975
Energy 3.1%
Antero Resources Corp.:
5.125%, 12/1/2022		140,000	120,400
5.375%, 11/1/2021		60,000	52,800
144A, 5.625%, 6/1/2023		55,000	48,263
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		30,000	23,850
144A, 5.625%, 6/1/2024		35,000	27,650
Berry Petroleum Co., LLC, 6.75%, 11/1/2020		25,000	8,750
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		30,000	28,500
California Resources Corp.:
5.0%, 1/15/2020 (b)		60,000	38,587
5.5%, 9/15/2021		143,000	87,230
6.0%, 11/15/2024		50,000	29,781
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		75,000	65,303
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		200,000	130,437
6.125%, 2/15/2021		20,000	13,938
6.625%, 8/15/2020 (b)		70,000	52,018
Concho Resources, Inc., 5.5%, 4/1/2023		175,000	166,687
Continental Resources, Inc., 3.8%, 6/1/2024 (b)		60,000	48,666
Crestwood Midstream Partners LP, 144A, 6.25%, 4/1/2023		25,000	21,250
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		200,000	224,032
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		350,000	350,000
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		85,000	78,625
144A, 8.125%, 9/15/2023		90,000	86,400
EP Energy LLC, 6.375%, 6/15/2023 (b)		65,000	47,978
EV Energy Partners LP, 8.0%, 4/15/2019		385,000	261,800
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		30,000	27,600
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		65,000	55,250
144A, 5.75%, 10/1/2025		100,000	88,000
Holly Energy Partners LP, 6.5%, 3/1/2020		10,000	9,500
Kinder Morgan, Inc.:
3.05%, 12/1/2019		145,000	142,365
5.55%, 6/1/2045		90,000	74,757
Laredo Petroleum, Inc., 6.25%, 3/15/2023		85,000	77,350
Linn Energy LLC, 6.25%, 11/1/2019		145,000	36,975
Lukoil International Finance BV, 144A, 3.416%, 4/24/2018		250,000	240,000
MEG Energy Corp., 144A, 7.0%, 3/31/2024		375,000	298,125
Memorial Resource Development Corp., 5.875%, 7/1/2022		65,000	59,150
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		85,000	86,912
Newfield Exploration Co., 5.375%, 1/1/2026		40,000	36,600
Noble Holding International Ltd., 4.0%, 3/16/2018		10,000	9,472
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		140,000	104,125
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		190,000	150,537
6.875%, 1/15/2023		70,000	54,250
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020 (b)		600,000	408,000
ONEOK Partners LP, 4.9%, 3/15/2025 (b)		40,000	37,243
Pacific Exploration and Production Corp., 144A, 5.375%, 1/26/2019		200,000	74,000
Parsley Energy LLC, 144A, 7.5%, 2/15/2022 (b)		10,000	9,700
Range Resources Corp., 144A, 4.875%, 5/15/2025		60,000	53,475
Regency Energy Partners LP, 5.0%, 10/1/2022		45,000	43,936
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025		250,000	247,427
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		15,000	14,063
RSP Permian, Inc.:
144A, 6.625%, 10/1/2022		30,000	28,800
6.625%, 10/1/2022		165,000	158,400
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		175,000	162,312
144A, 5.625%, 3/1/2025 (b)		90,000	79,312
5.75%, 5/15/2024		200,000	178,000
SESI LLC, 7.125%, 12/15/2021		205,000	201,156
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		20,000	17,200
Sunoco LP:
144A, 5.5%, 8/1/2020		40,000	39,400
144A, 6.375%, 4/1/2023		40,000	39,000
Talisman Energy, Inc., 3.75%, 2/1/2021		120,000	113,168
Talos Production LLC, 144A, 9.75%, 2/15/2018		95,000	64,600
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		30,000	26,925
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023 (b)		125,000	110,312
Transocean, Inc., 4.3%, 10/15/2022		370,000	228,475
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		200,000	201,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021		120,000	103,860
6.25%, 4/1/2023		270,000	233,550
Williams Partners LP:
4.0%, 9/15/2025 (b)		40,000	34,645
6.125%, 7/15/2022		15,000	15,262
WPX Energy, Inc., 8.25%, 8/1/2023 (b)		150,000	136,125
			6,623,259
Financials 2.1%
AerCap Ireland Capital Ltd., 3.75%, 5/15/2019		80,000	78,600
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		60,000	60,900
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	204,000
Barclays Bank PLC, 7.625%, 11/21/2022		250,000	280,156
BBVA Bancomer SA:
144A, 6.008%, 5/17/2022		500,000	505,000
144A, 6.75%, 9/30/2022		150,000	162,375
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		255,000	249,299
CIT Group, Inc., 5.25%, 3/15/2018		10,000	10,275
CNO Financial Group, Inc.:
4.5%, 5/30/2020		20,000	20,400
5.25%, 5/30/2025		40,000	40,600
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	253,750
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	512,790
E*TRADE Financial Corp., 4.625%, 9/15/2023		55,000	55,550
Equinix, Inc., (REIT), 5.375%, 4/1/2023		175,000	171,167
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		100,000	97,083
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		230,000	243,414
HSBC Holdings PLC:
5.625%, 12/29/2049		255,000	245,437
6.375%, 12/29/2049		30,000	28,688
International Lease Finance Corp.:
3.875%, 4/15/2018		100,000	99,750
6.25%, 5/15/2019		410,000	436,650
8.75%, 3/15/2017		40,000	43,000
Legg Mason, Inc., 5.625%, 1/15/2044		75,000	77,624
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		235,000	263,679
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		10,000	9,200
McGraw Hill Financial, Inc., 144A, 4.4%, 2/15/2026 (b)		20,000	20,296
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		40,000	41,800
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		135,000	136,412
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		130,000	131,414
			4,479,309
Health Care 2.0%
AbbVie, Inc., 3.6%, 5/14/2025		35,000	34,519
Actavis Funding SCS, 4.75%, 3/15/2045		2,000	1,816
Alere, Inc., 144A, 6.375%, 7/1/2023		60,000	60,900
Community Health Systems, Inc., 6.875%, 2/1/2022 (b)		620,000	633,150
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		30,000	26,250
Endo Finance LLC, 144A, 5.375%, 1/15/2023		80,000	76,900
Endo Ltd., 144A, 6.0%, 2/1/2025 (b)		55,000	53,419
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		10,000	10,675
144A, 6.5%, 9/15/2018		10,000	10,971
HCA, Inc.:
6.5%, 2/15/2020		880,000	959,200
7.5%, 2/15/2022		725,000	819,250
Hologic, Inc., 144A, 5.25%, 7/15/2022		30,000	30,300
IMS Health, Inc., 144A, 6.0%, 11/1/2020		60,000	61,500
Mallinckrodt International Finance SA:
4.75%, 4/15/2023		110,000	95,150
144A, 4.875%, 4/15/2020		45,000	42,975
Tenet Healthcare Corp.:
144A, 3.837% **, 6/15/2020		55,000	54,622
6.25%, 11/1/2018		230,000	245,525
6.75%, 6/15/2023 (b)		115,000	114,138
Valeant Pharmaceuticals International, 144A, 6.375%, 10/15/2020		90,000	89,494
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		105,000	102,047
144A, 5.875%, 5/15/2023		95,000	90,784
144A, 6.125%, 4/15/2025		285,000	271,462
144A, 7.5%, 7/15/2021		450,000	463,500
			4,348,547
Industrials 1.7%
ADT Corp.:
3.5%, 7/15/2022 (b)		50,000	44,250
5.25%, 3/15/2020		130,000	133,575
6.25%, 10/15/2021 (b)		45,000	46,406
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		120,000	124,200
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		50,000	41,000
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		70,000	70,000
Belden, Inc., 144A, 5.5%, 9/1/2022		85,000	82,237
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		328,000	241,080
144A, 7.5%, 3/15/2025		30,000	22,500
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		35,000	33,163
EnerSys, 144A, 5.0%, 4/30/2023		15,000	14,550
FTI Consulting, Inc., 6.0%, 11/15/2022		50,000	51,750
Gates Global LLC, 144A, 6.0%, 7/15/2022		65,000	52,325
Masonite International Corp., 144A, 5.625%, 3/15/2023		60,000	61,200
Meritor, Inc., 6.75%, 6/15/2021		55,000	55,275
Mersin Uluslararasi Liman Isletmeciligi AS, 144A, 5.875%, 8/12/2020		500,000	509,208
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		225,000	181,125
Nortek, Inc., 8.5%, 4/15/2021		155,000	162,750
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		70,000	71,050
Oshkosh Corp., 5.375%, 3/1/2025		10,000	9,950
Ply Gem Industries, Inc., 6.5%, 2/1/2022		60,000	56,400
SBA Communications Corp., 5.625%, 10/1/2019		50,000	51,625
Titan International, Inc., 6.875%, 10/1/2020		100,000	83,812
TransDigm, Inc.:
6.0%, 7/15/2022		210,000	195,825
7.5%, 7/15/2021		275,000	286,687
United Rentals North America, Inc.:
4.625%, 7/15/2023		45,000	43,594
6.125%, 6/15/2023		10,000	9,969
7.375%, 5/15/2020		25,000	26,250
7.625%, 4/15/2022		620,000	657,200
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		95,000	91,200
XPO Logistics, Inc.:
144A, 6.5%, 6/15/2022		70,000	59,194
144A, 7.875%, 9/1/2019		95,000	92,625
			3,661,975
Information Technology 0.8%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		30,000	31,313
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		330,000	347,325
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		15,000	15,030
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		30,000	24,244
Cardtronics, Inc., 5.125%, 8/1/2022		55,000	52,800
CDW LLC, 6.0%, 8/15/2022		130,000	135,882
EarthLink Holdings Corp., 7.375%, 6/1/2020		70,000	71,925
First Data Corp., 144A, 6.75%, 11/1/2020 (b)		237,000	247,665
Hewlett Packard Enterprise Co.:
144A, 4.9%, 10/15/2025 (d)		35,000	34,904
144A, 6.35%, 10/15/2045 (d)		20,000	19,864
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		60,000	55,050
Intel Corp., 3.7%, 7/29/2025		25,000	25,649
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023 (b)		30,000	28,650
KLA-Tencor Corp., 4.65%, 11/1/2024		150,000	149,892
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		90,000	82,782
NXP BV, 144A, 3.75%, 6/1/2018		90,000	90,225
Open Text Corp., 144A, 5.625%, 1/15/2023		75,000	74,391
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		40,000	36,400
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		220,000	211,597
			1,735,588
Materials 2.2%
Anglo American Capital PLC:
144A, 4.125%, 4/15/2021		200,000	170,416
144A, 4.125%, 9/27/2022 (b)		165,000	135,591
ArcelorMittal, 5.125%, 6/1/2020 (b)		20,000	18,102
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/2019		138,000	143,347
Ball Corp., 5.25%, 7/1/2025 (b)		70,000	68,993
Berry Plastics Corp., 5.5%, 5/15/2022		320,000	311,200
Cascades, Inc., 144A, 5.5%, 7/15/2022		50,000	47,500
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	197,500
Chemours Co.:
144A, 6.625%, 5/15/2023		50,000	33,625
144A, 7.0%, 5/15/2025		25,000	16,438
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		70,000	66,500
Evraz Group SA, 144A, 6.5%, 4/22/2020		300,000	280,266
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		61,000	40,870
144A, 7.0%, 2/15/2021		111,000	71,872
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		50,000	39,344
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		250,000	201,250
Hexion, Inc.:
6.625%, 4/15/2020		425,000	361,250
8.875%, 2/1/2018		35,000	28,000
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	42,500
Novelis, Inc., 8.75%, 12/15/2020		955,000	919,378
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		70,000	66,850
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		80,000	68,800
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		1,145,000	1,156,450
Tronox Finance LLC:
6.375%, 8/15/2020 (b)		55,000	34,925
144A, 7.5%, 3/15/2022		70,000	44,275
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		40,000	39,500
144A, 5.625%, 10/1/2024		20,000	19,600
Yamana Gold, Inc., 4.95%, 7/15/2024		250,000	223,385
			4,847,727
Telecommunication Services 3.9%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	2,000,000	114,984
AT&T, Inc.:
2.45%, 6/30/2020		40,000	39,384
3.4%, 5/15/2025		70,000	66,815
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		1,000,000	1,070,533
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		25,000	23,266
Series T, 5.8%, 3/15/2022		105,000	89,775
CommScope, Inc., 144A, 4.375%, 6/15/2020		35,000	34,738
CyrusOne LP:
6.375%, 11/15/2022		25,000	25,438
144A, 6.375%, 11/15/2022		65,000	66,137
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		250,000	215,625
144A, 8.25%, 9/30/2020		200,000	185,000
Frontier Communications Corp.:
6.25%, 9/15/2021		60,000	49,950
6.875%, 1/15/2025		240,000	189,600
7.125%, 1/15/2023		390,000	320,541
8.5%, 4/15/2020		290,000	282,025
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		190,000	203,537
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		265,000	218,625
7.25%, 10/15/2020		540,000	495,450
Level 3 Financing, Inc.:
5.375%, 8/15/2022		265,000	257,712
144A, 5.375%, 5/1/2025		55,000	52,215
6.125%, 1/15/2021		100,000	102,801
7.0%, 6/1/2020		185,000	191,475
8.625%, 7/15/2020		450,000	470,250
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		300,000	298,686
Plantronics, Inc., 144A, 5.5%, 5/31/2023		30,000	30,075
Sprint Communications, Inc.:
6.0%, 11/15/2022 (b)		85,000	63,963
144A, 7.0%, 3/1/2020 (b)		85,000	85,000
144A, 9.0%, 11/15/2018		420,000	440,706
Sprint Corp., 7.125%, 6/15/2024		285,000	219,336
T-Mobile U.S.A., Inc.:
6.375%, 3/1/2025		146,000	140,160
6.625%, 11/15/2020		655,000	665,644
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		285,000	267,900
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		252,000	266,805
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		50,000	51,750
Windstream Services LLC:
7.75%, 10/15/2020 (b)		1,075,000	913,750
7.875%, 11/1/2017		130,000	134,794
Zayo Group LLC:
144A, 6.0%, 4/1/2023		80,000	77,600
144A, 6.375%, 5/15/2025		70,000	67,200
			8,489,245
Utilities 0.7%
AES Corp., 8.0%, 6/1/2020		30,000	33,900
Calpine Corp.:
5.375%, 1/15/2023 (b)		85,000	79,262
5.75%, 1/15/2025 (b)		85,000	79,475
Dynegy, Inc.:
7.375%, 11/1/2022 (b)		70,000	70,613
7.625%, 11/1/2024 (b)		135,000	136,350
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		200,000	188,500
Hrvatska Elektroprivreda, 144A, 6.0%, 11/9/2017		250,000	260,250
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025		250,000	233,750
NGL Energy Partners LP, 5.125%, 7/15/2019 (b)		65,000	59,150
NRG Energy, Inc., 6.25%, 5/1/2024		360,000	317,700
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		35,000	31,850
			1,490,800
Total Corporate Bonds (Cost $47,083,630)			43,642,979
Asset-Backed 0.5%
Miscellaneous
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.924% **, 1/17/2024		250,000	249,980
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		361,718	357,464
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		504,077	503,442
Total Asset-Backed (Cost $1,105,779)			1,110,886
Mortgage-Backed Securities Pass-Throughs 2.9%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038		5,963	6,701
Federal National Mortgage Association:
4.0%, 6/1/2042 (d)		2,200,000	2,342,399
4.5%, 9/1/2035		20,187	21,993
6.0%, 1/1/2024		22,921	25,852
6.5%, with various maturities from 5/1/2017 until 1/1/2038		3,830	3,958
Government National Mortgage Association, 3.5%, 8/1/2043 (d)		3,600,000	3,763,686
Total Mortgage-Backed Securities Pass-Throughs (Cost $6,101,585)			6,164,589
Commercial Mortgage-Backed Securities 0.4%
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.207% **, 3/15/2018		120,000	119,400
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.678% **, 12/25/2024		4,993,328	214,773
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	131,405
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-C1, 5.716%, 2/15/2051		222,575	235,286
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040		204,346	213,016
Total Commercial Mortgage-Backed Securities (Cost $924,060)			913,880
Collateralized Mortgage Obligations 1.9%
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		490,104	45,484
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		602,337	62,789
"ZG", Series 4213, 3.5%, 6/15/2043		38,784	38,721
"ZP", Series 4490, 4.0%, 7/15/2045		451,429	455,709
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		955,391	117,920
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		513,221	41,690
"SP", Series 4047, Interest Only, 6.444% ***, 12/15/2037		527,501	78,709
"H", Series 2278, 6.5%, 1/15/2031		134	141
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		220,000	134,416
"4", Series 406, Interest Only, 4.0%, 9/25/2040		169,643	30,279
"KZ", Series 2010-134, 4.5%, 12/25/2040		398,571	421,177
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		186,115	33,419
"PI", Series 2006-20, Interest Only, 6.486% ***, 11/25/2030		330,301	51,931
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2014-DN4, 4.749% **, 10/25/2024		240,000	240,287
Government National Mortgage Association:
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		474,689	47,475
"GC", Series 2010-101, 4.0%, 8/20/2040		500,000	548,230
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		582,986	76,627
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		572,331	32,211
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		87,994	11,380
"ND", Series 2010-130, 4.5%, 8/16/2039		600,000	663,841
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		135,877	22,479
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		378,843	56,021
"PZ", Series 2010-106, 4.75%, 8/20/2040		409,417	428,997
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		198,114	22,372
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		386,358	74,120
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		391,931	70,353
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		296,445	53,211
"AI", Series 2007-38, Interest Only, 6.251% ***, 6/16/2037		67,738	10,991
Residential Funding Mortgage Securities I, Inc., "M1", Series 2003-S17, 5.5%, 9/25/2033		328,911	169,700
Total Collateralized Mortgage Obligations (Cost $3,826,290)			4,040,680
Government & Agency Obligations 10.2%
Other Government Related (e) 0.4%
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	184,260
Tennessee Valley Authority, 4.25%, 9/15/2065		778,000	781,869
			966,129
Sovereign Bonds 5.7%
Dominican Republic, 144A, 5.5%, 1/27/2025		100,000	96,500
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	84,364
Government of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	2,300,000	1,638,422
Kingdom of Spain, REG S, 144A, 4.65%, 7/30/2025	EUR	1,099,000	1,532,856
Kingdom of Spain-Inflation Linked Bond, REG S, 144A, 1.0%, 11/30/2030	EUR	1,148,815	1,226,304
Portugal Obrigacoes do Tesouro OT, REG S, 144A, 4.1%, 2/15/2045	EUR	1,400,000	1,763,202
Republic of El Salvador:
144A, 6.375%, 1/18/2027		100,000	87,750
144A, 7.65%, 6/15/2035		100,000	89,125
Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	16,900,000	69,756
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	1,500,000	1,595,958
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	224,601
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	2,200,000	160,414
Series R186, 10.5%, 12/21/2026	ZAR	9,700,000	802,402
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	196,759
Republic of Uruguay, 5.1%, 6/18/2050		40,000	35,100
United Mexican States:
4.6%, 1/23/2046		500,000	445,000
Series M 10, 8.5%, 12/13/2018	MXN	35,000,000	2,294,835
			12,343,348
U.S. Government Sponsored Agency 0.5%
Federal National Mortgage Association, 3.0%, 11/15/2027		1,000,000	1,000,483
U.S. Treasury Obligations 3.6%
U.S. Treasury Bills:
0.07% ****, 12/3/2015 (f)		604,000	604,014
0.215% ****, 2/11/2016 (f)		1,327,000	1,326,878
U.S. Treasury Bonds:
3.125%, 8/15/2044		142,000	148,619
3.625%, 2/15/2044		176,000	202,395
5.375%, 2/15/2031		571,000	792,456
U.S. Treasury Notes:
1.0%, 8/31/2016 (g) (h)		3,049,000	3,066,032
1.0%, 9/30/2016		1,200,000	1,207,266
1.25%, 1/31/2020		180,000	179,808
2.5%, 5/15/2024		170,000	177,079
			7,704,547

Total Government & Agency Obligations (Cost $22,595,125)			22,014,507
Municipal Bonds and Notes 2.5%
Arizona, State Transportation Board, Highway Revenue, 5.0%, 7/1/2033		1,000,000	1,168,000
Atlanta, GA, Water & Wastewater Revenue, 5.0%, 11/1/2034		1,000,000	1,149,340
California, State General Obligation:
5.0%, 3/1/2033		285,000	331,717
5.0%, 3/1/2032		715,000	835,399
Honolulu City & County, HI, General Obligation, Series A, 5.0%, 10/1/2035		365,000	427,682
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		231,439	236,759
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series A-1, 5.0%, 8/1/2032		500,000	581,100
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033		290,000	334,106
Ventura County, CA, Community College District, 5.0%, 8/1/2030		330,000	393,284
Total Municipal Bonds and Notes (Cost $5,430,201)			5,457,387
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $206,084)		209,283	291,154
Preferred Security 0.0%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $20,933)		40,000	36,900
		Shares	Value ($)
Securities Lending Collateral 4.4%
Daily Assets Fund Institutional, 0.17% (i) (j) (Cost $9,497,598)		9,497,598	9,497,598
Cash Equivalents 2.4%
Central Cash Management Fund, 0.12% (i) (Cost $5,144,883)		5,144,883	5,144,883
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $222,776,730) †		102.4	221,372,844
Other Assets and Liabilities, Net		(2.4)	(5,103,081)
Net Assets		100.0	216,269,763

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2015.
***	These securities are shown at their current rate as of September 30, 2015.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $223,231,295. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $1,858,451. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,040,305 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,898,756.
(a)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	2,342	1,377	.00

(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $9,284,893, which is 4.3% of net assets.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery security included.
(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(g)	At September 30, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(h)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
CVA: Certificaten Van Aandelen (Certificate of Stock)
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SDR: Swedish Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Australian Bond	AUD	12/15/2015	26	2,361,704	26,303
Ultra Long U.S. Treasury Bond	USD	12/21/2015	75	12,030,469	129,398
Total unrealized appreciation					155,701

At September 30, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year U.S. Treasury Note	USD	12/21/2015	116	14,933,188	(156,932)
Euro-BTP Italian Government Bond Futures	EUR	12/8/2015	11	1,675,194	(41,930)
Euro-Bund German Federal Government Bond	EUR	12/8/2015	15	2,617,900	(51,310)
Euro-BUXL 30 Year German Government Bond	EUR	12/8/2015	11	1,914,262	(60,736)
Euro-OAT French Government Bond Futures	EUR	12/8/2015	24	4,066,083	(89,338)
Ultra Long U.S. Treasury Bond	USD	12/21/2015	55	8,822,344	(67,959)
Total unrealized depreciation					(468,205)

At September 30, 2015, open written option contracts were as follows:
Options on Interest Rate Swap Contracts
`

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (k)
Call Options
Receive Fixed - 4.48% - Pay Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,100,000[1]	5/5/2016	23,572	(61)
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,100,000[1]	3/15/2016	15,173	—
Receive Fixed - 5.132% - Pay Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,100,000[2]	3/15/2016	24,780	—
Total Call Options				63,525	(61)
Put Options
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,100,000[1]	3/15/2016	15,172	(2,036)
Pay Fixed - 1.132% - Receive Floating - 3-Month LIBOR	3/17/2016 3/17/2026	2,100,000[2]	3/15/2016	5,355	(2,036)
Pay Fixed - 2.0% - Receive Floating - 3-Month LIBOR	8/15/2016 8/15/2046	3,400,000[1]	8/11/2016	65,280	(70,387)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	3,400,000[3]	7/11/2016	63,920	(100,448)
Pay Fixed - 2.48% - Receive Floating - 3-Month LIBOR	5/9/2016 5/11/2026	2,100,000[1]	5/5/2016	23,573	(85,045)
Pay Fixed - 2.615% - Receive Floating - 3-Month LIBOR	12/4/2015 12/4/2045	4,900,000[3]	12/2/2015	106,330	(180,806)
Pay Fixed - 2.675% - Receive Floating - 3-Month LIBOR	11/12/2015 11/12/2045	4,900,000[3]	11/9/2015	98,245	(198,106)
Total Put Options				377,875	(638,864)
Total				441,400	(638,925)

(k)	Unrealized depreciation on written options on interest rate swap contracts at September 30, 2015 was $197,525.

At September 30, 2015, open credit default swap contracts purchased were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Unrealized Appreciation ($)
3/20/2020 6/20/2020	4,752,000	5.0%	Markit Dow Jones CDX North America High Yield Index	(145,518)	44,846

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation	Value ($)	Upfront Payments Paid ($)	Unrealized (Depreciation) ($)
9/21/2015 12/20/2020	6,000,000[4]	1.0%	Markit CDX Emerging Markets Index	741,000	741,000	—

At September 30, 2015, open credit default swap contracts sold were as follows:

Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (m)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid ($)	Unrealized (Depreciation) ($)
3/20/2015 6/20/2020	70,000[5]	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB-	5,637	6,352	(715)
12/22/2014 3/20/2020	135,000[6]	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	19,170	19,205	(35)
Total unrealized depreciation						(750)

(l)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(m)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At September 30, 2015, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
1/28/2015 1/28/2045	2,100,000	Fixed — 3.087%	Floating — 3-Month LIBOR	(267,099)	(245,915)
2/3/2015 2/3/2045	1,900,000	Fixed — 3.035%	Floating — 3-Month LIBOR	(218,850)	(218,850)
12/16/2015 9/18/2017	700,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(9,278)	(9,898)
12/16/2015 9/18/2045	4,300,000	Fixed — 2.998%	Floating — 3-Month LIBOR	(420,572)	(285,769)
12/16/2015 12/16/2045	1,000,000	Fixed — 2.75%	Floating — 3-Month LIBOR	(43,479)	(33,526)
9/16/2015 9/16/2045	1,900,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(199,687)	(154,019)
12/16/2015 9/17/2035	400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(31,667)	(23,582)
9/30/2015 9/30/2045	4,900,000	Floating — 3-Month LIBOR	Fixed — 2.88%	(367,813)	(367,813)
12/16/2015 9/16/2020	17,900,000	Floating — 3-Month LIBOR	Fixed — 2.214%	646,287	654,571
12/16/2015 9/16/2025	800,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(43,043)	(38,646)
Total net unrealized depreciation				(723,447)

Counterparties

1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	JPMorgan Chase Securities, Inc.
5	Barclays Bank PLC
6	Credit Suisse

LIBOR: London Interbank Offered Rate; 3-Month LIBOR Rate at September 30, 2015 is 0.33%.
As of September 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
AUD	1,350,000	NZD	1,519,587	10/14/2015	23,690	Macquarie Bank Ltd.
AUD	1,350,000	NZD	1,519,574	10/14/2015	23,682	Australia & New Zealand Banking Group Ltd.
USD	1,393,249	NZD	2,200,000	10/14/2015	11,984	Australia & New Zealand Banking Group Ltd.
USD	1,426,364	SEK	12,000,000	10/14/2015	7,702	Morgan Stanley
AUD	2,100,000	USD	1,484,910	10/14/2015	11,902	National Australia Bank Ltd.
SEK	6,000,000	USD	734,716	10/14/2015	17,683	BNP Paribas
SEK	6,000,000	USD	734,725	10/14/2015	17,691	Morgan Stanley
USD	2,616,888	EUR	2,400,000	10/16/2015	65,422	Morgan Stanley
NZD	2,491,000	USD	1,661,445	10/16/2015	70,575	UBS AG
SGD	1,436,000	USD	1,061,555	10/16/2015	52,916	Citigroup, Inc.
BRL	1,775,000	USD	496,226	11/10/2015	54,423	BNP Paribas
BRL	3,575,000	USD	992,094	11/10/2015	102,265	Macquarie Bank Ltd.
TWD	16,000,000	USD	506,329	11/12/2015	20,342	Nomura International PLC
MXN	41,366,000	USD	2,518,647	11/17/2015	80,754	Barclays Bank PLC
ZAR	3,220,000	USD	248,204	11/17/2015	17,690	Barclays Bank PLC
ZAR	6,500,000	USD	495,125	11/17/2015	29,802	BNP Paribas
ZAR	8,700,000	USD	662,302	11/23/2015	40,138	Nomura International PLC
TWD	32,000,000	USD	986,133	11/30/2015	14,034	Nomura International PLC
USD	1,033,408	INR	69,600,000	12/2/2015	15,914	Nomura International PLC
USD	1,021,337	MXN	17,400,000	12/14/2015	2,005	Macquarie Bank Ltd.
USD	1,039,706	INR	69,600,000	12/21/2015	6,136	Nomura International PLC
TWD	16,000,000	USD	487,062	12/28/2015	878	Nomura International PLC
Total unrealized appreciation					687,628

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
NZD	3,032,802	AUD	2,700,000	10/14/2015	(43,311)	National Australia Bank Ltd.
USD	1,436,317	SEK	12,000,000	10/14/2015	(2,251)	Credit Agricole
CAD	1,900,000	SEK	11,797,670	10/14/2015	(13,765)	Bank of America
NZD	3,700,000	USD	2,342,930	10/14/2015	(20,416)	Australia & New Zealand Banking Group Ltd.
EUR	2,400,000	USD	2,652,946	10/16/2015	(29,364)	Societe Generale
EUR	797,000	USD	868,410	10/16/2015	(22,340)	Citigroup, Inc.
EUR	3,111,000	USD	3,438,881	10/16/2015	(38,063)	Societe Generale
EUR	2,400,000	USD	2,611,704	10/16/2015	(70,606)	Morgan Stanley
EUR	2,400,000	USD	2,623,488	10/16/2015	(58,822)	BNP Paribas
USD	232,636	SGD	321,123	10/16/2015	(7,082)	State Street Bank & Trust
EUR	1,408,352	USD	1,554,239	10/16/2015	(19,776)	State Street Bank & Trust
USD	901,639	EUR	800,000	10/16/2015	(7,535)	Societe Generale
USD	486,301	BRL	1,775,000	11/10/2015	(44,499)	BNP Paribas
USD	984,916	BRL	3,575,000	11/10/2015	(95,088)	Macquarie Bank Ltd.
USD	523,812	MXN	8,700,000	11/23/2015	(11,323)	BNP Paribas
USD	659,456	ZAR	8,700,000	11/23/2015	(37,291)	Nomura International PLC
MXN	8,700,000	USD	511,028	11/23/2015	(1,461)	BNP Paribas
MXN	17,400,000	USD	1,019,004	12/14/2015	(4,337)	Macquarie Bank Ltd.
USD	496,644	IDR	7,400,000,000	12/23/2015	(7,888)	Commonwealth Bank of Australia
IDR	7,400,000,000	USD	480,519	12/23/2015	(8,237)	Commonwealth Bank of Australia
CNY	6,400,000	USD	971,943	2/25/2016	(25,147)	Australia & New Zealand Banking Group Ltd.
Total unrealized depreciation					(568,602)

Currency Abbreviations
AUD	Australian Dollar	INR	Indian Rupee
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	NZD	New Zealand Dollar
CNY	Chinese Yuan	SEK	Swedish Krona
EUR	Euro	TWD	Taiwan Dollar
HUF	Hungarian Forint	USD	United States Dollar
IDR	Indonesian Rupiah	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$8,762,067	$4,444,491	$1,377	$13,207,935
Consumer Staples	8,002,493	3,092,015	—	11,094,508
Energy	3,297,152	2,723,829	—	6,020,981
Financials	17,358,622	14,513,320	—	31,871,942
Health Care	8,634,901	2,293,371	—	10,928,272
Industrials	5,365,449	5,690,658	0	11,056,107
Information Technology	13,238,572	1,644,153	—	14,882,725
Materials	2,008,050	3,122,220	10,321	5,140,591
Telecommunication Services	2,883,139	4,651,439	—	7,534,578
Utilities	6,998,201	3,471,749	—	10,469,950
Preferred Stocks	—	841,153	—	841,153
Rights	—	—	7,977	7,977
Warrant	—	—	682	682
Fixed Income Investments (n)
Corporate Bonds	—	43,642,979	—	43,642,979
Asset-Backed	—	1,110,886	—	1,110,886
Mortgage-Backed Securities Pass-Throughs	—	6,164,589	—	6,164,589
Commercial Mortgage-Backed Securities	—	913,880	—	913,880
Collateralized Mortgage Obligations	—	4,040,680	—	4,040,680
Government & Agency Obligations	—	22,014,507	—	22,014,507
Municipal Bonds and Notes	—	5,457,387	—	5,457,387
Convertible Bond	—	—	291,154	291,154
Preferred Security	—	36,900	—	36,900
Short-Term Investments (n)	14,642,481	—	—	14,642,481
Derivatives (o)
Futures Contracts	155,701	—	—	155,701
Credit Default Swap Contracts	—	44,846	—	44,846
Interest Rate Swap Contracts	—	654,571	—	654,571
Forward Foreign Currency Exchange Contracts	—	687,628	—	687,628
Total	$91,346,828	$131,257,251	$311,511	$222,915,590

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (o)
Futures Contracts	$(468,205)	$—	$—	$(468,205)
Written Options	—	(638,925)	—	(638,925)
Credit Default Swap Contracts	—	(750)	—	(750)
Interest Rate Swap Contracts	—	(1,378,018)	—	(1,378,018)
Forward Foreign Currency Exchange Contracts	—	(568,602)	—	(568,602)
Total	$(468,205)	$(2,586,295)	$—	$(3,054,500)

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(n)	See Investment Portfolio for additional detailed categorizations.
(o)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 44,096	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 119,026	$ —
Interest Rate Contracts	$ (312,504)	$ (723,447)	$ —	$ (197,525)

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Government & Agency Securities VIP

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 75.1%
Federal Home Loan Mortgage Corp., 3.5% , 3/1/2043 (a)	9,500,000	9,884,454
Federal National Mortgage Association:
4.0%, with various maturities from 1/1/2042 until 6/1/2042 (a)	4,002,174	4,269,478
Government National Mortgage Association:
3.0%, 10/20/2044	1,816,676	1,862,658
3.5%, with various maturities from 4/15/2042 until 8/20/2045 (a)	6,139,893	6,455,108
4.0%, with various maturities from 9/20/2040 until 6/20/2043	3,684,545	3,959,787
4.5%, with various maturities from 6/20/2033 until 2/20/2043	9,199,008	9,967,142
4.55%, 1/15/2041	310,812	338,593
4.625%, 5/15/2041	189,598	206,327
5.0%, with various maturities from 11/20/2032 until 4/15/2042	10,911,802	12,152,350
5.5%, with various maturities from 10/15/2032 until 7/20/2040	5,905,512	6,675,982
6.0%, with various maturities from 2/15/2034 until 2/15/2039	5,071,842	5,851,504
6.5%, with various maturities from 9/15/2036 until 2/15/2039	596,988	685,833
7.0%, with various maturities from 2/20/2027 until 11/15/2038	110,189	114,765
7.5%, 10/20/2031	6,026	7,245
Total Mortgage-Backed Securities Pass-Throughs (Cost $61,089,623)		62,431,226
Collateralized Mortgage Obligations 23.8%
Federal Home Loan Mortgage Corp.:
"OA", Series 3179, Principal Only, Zero Coupon, 7/15/2036	135,953	124,238
"KO", Series 4180, Principal Only, Zero Coupon, 1/15/2043	1,225,490	814,001
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	72,950	3,695
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	919,869	64,279
"WI", Series 3939, Interest Only, 3.0%, 10/15/2025	310,306	18,881
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	450,287	29,951
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	145,649	11,580
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	119,733	11,017
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027	1,204,675	125,579
"PZ", Series 4094, 3.0%, 8/15/2042	368,577	356,503
"CZ", Series 4113, 3.0%, 9/15/2042	384,402	364,627
"IK", Series 3754, Interest Only, 3.5%, 6/15/2025	663,265	46,313
"VZ", Series 4303, 3.5%, 8/15/2042	1,056,896	1,072,786
"ZG", Series 4213, 3.5%, 6/15/2043	129,279	129,069
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	494,357	74,303
"KZ", Series 4328, 4.0%, 4/15/2044	63,484	63,653
"UZ", Series 4341, 4.0%, 5/15/2044	654,088	649,227
"UA", Series 4298, 4.0%, 2/15/2054	309,571	319,819
"22", Series 243, Interest Only, 4.255% *, 6/15/2021	222,644	8,726
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	98,810	12,953
"SP", Series 4047, Interest Only, 6.444% *, 12/15/2037	527,501	78,709
"A", Series 172, Interest Only, 6.5%, 1/1/2024	14,116	2,582
"DS", Series 3199, Interest Only, 6.944% *, 8/15/2036	1,547,177	318,712
"S", Series 2416, Interest Only, 7.894% *, 2/15/2032	213,475	54,826
"ST", Series 2411, Interest Only, 8.544% *, 6/15/2021	260,941	16,749
"KS", Series 2064, Interest Only, 9.944% *, 5/15/2022	204,477	47,600
Federal National Mortgage Association:
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	137,196	9,114
"Z", Series 2013-44, 3.0%, 5/25/2043	154,771	149,771
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	190,457	6,423
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	563,764	16,483
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	1,695,694	342,618
"4", Series 406, Interest Only, 4.0%, 9/25/2040	339,287	60,559
"ZB", Series 2010-136, 4.0%, 12/25/2040	28,642	28,700
"AZ", Series 2012-29, 4.0%, 4/25/2042	1,527,096	1,667,360
"HZ", Series 2013-20, 4.0%, 3/25/2043	1,600,647	1,792,134
"25", Series 351, Interest Only, 4.5%, 5/25/2019	84,835	4,748
"PZ", Series 2010-129, 4.5%, 11/25/2040	737,719	773,866
"IN", Series 2003-49, Interest Only, 4.75%, 3/25/2018	25,213	3
"21", Series 334, Interest Only, 5.0%, 3/25/2018	30,767	1,342
"20", Series 334, Interest Only, 5.0%, 3/25/2018	47,724	2,083
''23", Series 339, Interest Only, 5.0%, 6/25/2018	68,274	3,081
"26", Series 381, Interest Only, 5.0%, 12/25/2020	31,877	2,603
"ZA", Series 2008-24, 5.0%, 4/25/2038	743,592	829,635
"30", Series 381, Interest Only, 5.5%, 11/25/2019	176,375	13,853
"PI", Series 2009-14, Interest Only, 5.5%, 3/25/2024	3,241,156	311,848
"PJ", Series 2004-46, Interest Only, 5.806% *, 3/25/2034	238,732	36,195
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	189,537	16,582
"101", Series 383, Interest Only, 6.5%, 9/25/2022	655,422	86,735
"SJ", Series 2007-36, Interest Only, 6.576% *, 4/25/2037	129,775	22,674
"KI", Series 2005-65, Interest Only, 6.806% *, 8/25/2035	71,449	13,730
"SA", Series G92-57, IOette, 83.049% *, 10/25/2022	25,070	50,929
Government National Mortgage Association:
"BI", Series 2014-22, Interest Only, 4.0%, 2/20/2029	813,816	96,097
"JY", Series 2010-20, 4.0%, 12/20/2033	2,159,608	2,275,125
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	1,947,212	224,251
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	582,986	76,627
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	108,888	5,388
"NI", Series 2010-44, Interest Only, 4.5%, 10/20/2037	284,214	17,212
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,251,588	233,416
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	420,021	69,488
"MI", Series 2010-169, Interest Only, 4.5%, 8/20/2040	529,309	76,386
"Z", Series 2010-169, 4.5%, 12/20/2040	591,777	637,021
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	294,628	49,083
"GZ", Series 2005-24, 5.0%, 3/20/2035	565,686	670,316
"ZA", Series 2005-75, 5.0%, 10/16/2035	636,388	738,535
"MZ", Series 2009-98, 5.0%, 10/16/2039	1,141,907	1,398,562
"Z", Series 2009-112, 5.0%, 11/20/2039	1,337,846	1,497,197
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	109,373	6,817
"GI", Series 2003-19, Interest Only, 5.5%, 3/16/2033	551,053	115,309
"IB", Series 2010-130, Interest Only, 5.5%, 2/20/2038	153,871	26,886
"BS", Series 2011-93, Interest Only, 5.891% *, 7/16/2041	908,423	167,664
"DI", Series 2009-10, Interest Only, 6.0%, 4/16/2038	231,064	40,792
"SA", Series 2012-84, Interest Only, 6.084% *, 12/20/2038	996,961	126,949
"QA", Series 2007-57, Interest Only, 6.284% *, 10/20/2037	209,650	36,037
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	58,062	14,064
"SK", Series 2003-11, Interest Only, 7.491% *, 2/16/2033	354,577	65,856
"IC", Series 1997-4, Interest Only, 7.5%, 3/16/2027	414,696	103,791
Total Collateralized Mortgage Obligations (Cost $17,672,851)		19,832,316
Government & Agency Obligations 15.6%
U.S. Government Sponsored Agency 4.9%
Federal Home Loan Bank, 1.125%, 4/25/2018	4,000,000	4,027,172
U.S. Treasury Obligations 10.7%
U.S. Treasury Bonds:
2.875%, 5/15/2043	1,500,000	1,495,195
3.375%, 5/15/2044	1,000,000	1,097,526
U.S. Treasury Notes:
1.0%, 8/31/2016 (b) (c)	4,300,000	4,324,020
1.0%, 9/30/2016	2,000,000	2,012,110
		8,928,851
Total Government & Agency Obligations (Cost $12,747,041)		12,956,023
Short-Term U.S. Treasury Obligation 1.3%
U.S. Treasury Bill, 0.215% **, 2/11/2016 (d) (Cost $1,044,170)	1,045,000	1,044,904
	Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1]	2,600,000	683
Pay Fixed Rate - 4.32% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]	6,000,000	8,317
Total Call Options Purchased (Cost $390,446)		9,000
Put Options Purchased 0.2%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.32% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2] (Cost $203,884)	6,000,000	206,955
	Shares	Value ($)
Cash Equivalents 6.6%
Central Cash Management Fund, 0.12% (e) (Cost $5,518,329)	5,518,329	5,518,329
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $98,666,344) †	122.6	101,998,753
Other Assets and Liabilities, Net	(22.6)	(18,849,304)
Net Assets	100.0	83,149,449

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	These securities are shown at their current rate as of September 30, 2015.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $98,689,898. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $3,308,855. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $4,088,441 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $779,586.
(a)	When-issued or delayed delivery security included.
(b)	At September 30, 2015, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(c)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.
LIBOR: London Interbank Offered Rate; 3 Month LIBOR rate at September 30, 2015 is 0.325%.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At September 30, 2015, open futures contracts bought were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	12/21/2015	20	2,574,688	23,100
U.S. Treasury Long Bond	USD	12/21/2015	3	472,031	7,148
Total net unrealized appreciation					30,248

At September 30, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
5 Year U.S. Treasury Note	USD	12/31/2015	15	1,807,734	(9,288)
Ultra Long U.S. Treasury Bond	USD	12/21/2015	98	15,719,813	(7,779)
Total net unrealized appreciation					(17,067)
Currency Abbreviation

USD	United States Dollar
At September 30, 2015, open written options contracts were as follows:
Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (f)
Call Options
Receive Fixed - 3.32% - Pay Floating – 3-Month LIBOR	2/3/2017 2/3/2027	3,000,000[2]	2/1/2017	216,990	(24,827)
Receive Fixed - 4.22% - Pay Floating – 3-Month LIBOR	4/22/2016 4/22/2026	2,600,000[1]	4/20/2016	92,690	(120)
Receive Fixed - 4.48% - Pay Floating – 3-Month LIBOR	5/9/2016 5/11/2026	2,400,000[1]	5/5/2016	26,940	(69)
Receive Fixed - 5.132% - Pay Floating – 3-Month LIBOR	3/17/2016 3/17/2026	2,400,000[1]	3/15/2016	17,340	—
Receive Fixed - 5.132% - Pay Floating – 3-Month LIBOR	3/17/2016 3/17/2026	2,400,000[2]	3/15/2016	28,320	—
Total Call Options				382,280	(25,016)
Put Options
Pay Fixed - 1.132% - Receive Floating – 3-Month LIBOR	3/17/2016 3/17/2026	2,400,000[1]	3/15/2016	17,340	(2,327)
Pay Fixed - 1.132% - Receive Floating – 3-Month LIBOR	3/17/2016 3/17/2026	2,400,000[2]	3/15/2016	6,120	(2,327)
Pay Fixed - 2% - Receive Floating – 3-Month LIBOR	8/15/2016 8/15/2046	2,400,000[1]	8/11/2016	46,080	(49,685)
Pay Fixed - 2.22% - Receive Floating – 3-Month LIBOR	7/13/2016 7/13/2046	2,400,000[3]	7/11/2016	45,120	(70,905)
Pay Fixed - 2.48% - Receive Floating – 3-Month LIBOR	5/9/2016 5/11/2026	2,400,000[1]	5/5/2016	26,940	(97,194)
Pay Fixed - 2.615% - Receive Floating – 3-Month LIBOR	12/4/2015 12/4/2045	1,900,000[3]	12/2/2015	41,230	(70,108)
Pay Fixed - 2.675% - Receive Floating – 3-Month LIBOR	11/12/2015 11/12/2045	1,900,000[3]	11/9/2015	38,095	(76,816)
Pay Fixed - 3.32% - Receive Floating – 3-Month LIBOR	2/3/2017 2/3/2027	3,000,000[2]	2/1/2017	216,990	(287,689)
Total Put Options				437,915	(657,051)
Total				820,195	(682,067)

(f)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2015 was $138,128.

At September 30, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
6/17/2015 6/17/2020	2,510,180	Fixed — 1.5%	Floating — 3-Month LIBOR	(28,887)	(50,254)
6/17/2015 6/17/2045	8,578,000	Floating — 3-Month LIBOR	Fixed — 2.5%	94	(7,554)
9/16/2015 9/16/2017	18,500,000	Fixed — 1.0%	Floating — 3-Month LIBOR	(96,162)	(142,960)
9/16/2015 9/16/2020	912,468	Fixed — 1.75%	Floating — 3-Month LIBOR	(16,570)	(24,490)
9/16/2015 9/16/2025	7,900,000	Fixed — 2.5%	Floating — 3-Month LIBOR	(367,930)	(366,218)
9/16/2015 9/16/2017	11,000,000	Floating — 3-Month LIBOR	Fixed — 1.0%	57,213	72,592
9/16/2015 9/16/2045	2,200,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(231,217)	(178,338)
9/16/2015 9/16/2022	16,000,000	Floating — 3-Month LIBOR	Fixed — 2.25%	602,457	435,635
9/16/2015 9/16/2045	800,000	Floating — 3-Month LIBOR	Fixed — 3.0%	84,079	68,651
9/16/2015 9/16/2045	1,900,000	Fixed — 2.88%	Floating — 3-Month LIBOR	(142,621)	(142,621)
12/16/2015 12/16/2025	2,303,812	Fixed — 2.5%	Floating — 3-Month LIBOR	(48,740)	5,915
12/16/2015 12/16/2045	1,937,575	Floating — 3-Month LIBOR	Fixed — 2.5%	(22,439)	(22,439)
Total net unrealized depreciation				(352,081)

Bilateral Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
9/16/2020	3,362,327	Floating — 3-Month LIBOR	Fixed — 2.25%	150,939	71,561	79,378

Counterparties:
1	Nomura International PLC
2	BNP Paribas
3	Citigroup, Inc.
4	Morgan Stanley

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Mortgage-Backed Securities Pass-Throughs	$—	$62,431,226	$—	$62,431,226
Collateralized Mortgage Obligations	—	19,832,316	—	19,832,316
Government & Agency Obligations	—	12,956,023	—	12,956,023
Short-Term U.S. Treasury Obligation	—	1,044,904	—	1,044,904
Short-Term Investments	5,518,329	—	—	5,518,329
Derivatives (h)
Purchased Options	—	215,955	—	215,955
Futures Contracts	30,248	—	—	30,248
Interest Rate Swap Contracts	—	662,171	—	662,171
Total	$5,548,577	$97,142,595	$—	$102,691,172
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Futures Contracts	$(17,067)	$—	$—	$(17,067)
Written Options	—	(682,067)	—	(682,067)
Interest Rate Swap Contracts	—	(934,874)	—	(934,874)
Total	$(17,067)	$(1,616,941)	$—	$(1,634,008)

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$ 13,181	$ (272,703)	$ (240,247)

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche High Income VIP

				Principal Amount ($)	Value ($)
Corporate Bonds 88.5%
Consumer Discretionary 20.6%
	1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022			125,000	122,213
	Ally Financial, Inc., 4.125%, 3/30/2020 (a)			285,000	281,794
	AMC Entertainment, Inc., 5.875%, 2/15/2022 (a)			220,000	221,100
	AmeriGas Finance LLC:
	6.75%, 5/20/2020 (a)			460,000	465,750
	7.0%, 5/20/2022			350,000	358,750
	APX Group, Inc., 6.375%, 12/1/2019			205,000	196,800
	Asbury Automotive Group, Inc., 6.0%, 12/15/2024			495,000	512,325
	Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022			330,000	344,850
	Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021			350,000	322,000
	Avis Budget Car Rental LLC:
	144A, 5.25%, 3/15/2025			480,000	444,000
	5.5%, 4/1/2023 (a)			660,000	638,900
	Beacon Roofing Supply, Inc., 144A, 6.375%, 10/1/2023 (b)			160,000	160,400
	Block Communications, Inc., 144A, 7.25%, 2/1/2020			375,000	371,250
	Boyd Gaming Corp., 6.875%, 5/15/2023 (a)			140,000	142,100
	Caleres, Inc., 144A, 6.25%, 8/15/2023			110,000	110,275
	CCO Holdings LLC:
	144A, 5.125%, 5/1/2023			385,000	354,931
	144A, 5.375%, 5/1/2025 (a)			285,000	259,706
	144A, 5.875%, 5/1/2027			480,000	445,200
	7.0%, 1/15/2019			51,000	52,020
	Cequel Communications Holdings I LLC:
	144A, 5.125%, 12/15/2021			602,000	530,136
	144A, 6.375%, 9/15/2020			940,000	884,775
	Clear Channel Worldwide Holdings, Inc.:
	Series A, 6.5%, 11/15/2022			250,000	248,750
	Series B, 6.5%, 11/15/2022			365,000	366,369
	Series A, 7.625%, 3/15/2020			110,000	109,725
	Series B, 7.625%, 3/15/2020			1,115,000	1,117,787
	Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020			20,000	19,800
	CSC Holdings LLC, 5.25%, 6/1/2024 (a)			585,000	461,419
	D.R. Horton, Inc., 4.0%, 2/15/2020			100,000	100,750
	Dana Holding Corp., 5.5%, 12/15/2024			180,000	173,250
	DISH DBS Corp.:
	4.25%, 4/1/2018			270,000	262,237
	5.0%, 3/15/2023			1,225,000	1,025,937
	6.75%, 6/1/2021			50,000	48,156
	7.875%, 9/1/2019			270,000	283,049
	Dollar Tree, Inc.:
	144A, 5.25%, 3/1/2020			420,000	430,668
	144A, 5.75%, 3/1/2023			350,000	363,125
	Fiat Chrysler Automobiles NV:
	4.5%, 4/15/2020			345,000	327,750
	5.25%, 4/15/2023			445,000	414,962
	Global Partners LP, 144A, 7.0%, 6/15/2023			235,000	219,138
	Group 1 Automotive, Inc., 5.0%, 6/1/2022 (a)			455,000	448,175
	HD Supply, Inc.:
	144A, 5.25%, 12/15/2021			275,000	276,375
	7.5%, 7/15/2020			95,000	98,800
	11.5%, 7/15/2020			345,000	389,850
	Hertz Corp., 6.75%, 4/15/2019			305,000	310,337
	Hot Topic, Inc., 144A, 9.25%, 6/15/2021			140,000	134,400
	Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019			160,000	128,000
	Live Nation Entertainment, Inc.:
	144A, 5.375%, 6/15/2022			50,000	49,000
	144A, 7.0%, 9/1/2020			345,000	360,525
	MDC Partners, Inc., 144A, 6.75%, 4/1/2020			370,000	365,375
	Mediacom Broadband LLC:
	5.5%, 4/15/2021			50,000	47,500
	6.375%, 4/1/2023			425,000	401,625
	Mediacom LLC, 7.25%, 2/15/2022			110,000	109,450
	MGM Resorts International:
	6.0%, 3/15/2023			280,000	271,950
	6.75%, 10/1/2020 (a)			526,000	543,095
	8.625%, 2/1/2019			510,000	559,725
	Nielsen Finance LLC, 144A, 5.0%, 4/15/2022			155,000	150,156
	Numericable-SFR:
	144A, 4.875%, 5/15/2019			520,000	503,100
	144A, 6.0%, 5/15/2022			775,000	746,906
	Penske Automotive Group, Inc., 5.375%, 12/1/2024			660,000	646,800
	Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018			315,000	319,725
	Pinnacle Entertainment, Inc., 6.375%, 8/1/2021			160,000	169,333
	Quebecor Media, Inc., 5.75%, 1/15/2023			205,000	201,925
	Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023			25,000	24,625
	Schaeffler Finance BV, 144A, 4.75%, 5/15/2023			365,000	352,225
	Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021			125,000	123,125
	Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020			230,000	241,213
	Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020 (a)			195,000	198,413
	Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025			120,000	122,400
	Springs Industries, Inc., 6.25%, 6/1/2021			295,000	292,050
	Starz LLC, 5.0%, 9/15/2019			175,000	174,125
	Suburban Propane Partners LP, 5.75%, 3/1/2025			145,000	137,388
	Tempur Sealy International, Inc., 144A, 5.625%, 10/15/2023			160,000	160,600
	TRI Pointe Holdings, Inc., 4.375%, 6/15/2019			145,000	142,100
	UCI International, Inc., 8.625%, 2/15/2019			310,000	248,000
	Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023			945,000	943,819
	Viking Cruises Ltd.:
	144A, 6.25%, 5/15/2025			240,000	234,600
	144A, 8.5%, 10/15/2022			205,000	224,475
					24,043,432
Consumer Staples 3.5%
	Chiquita Brands International, Inc., 7.875%, 2/1/2021			90,000	95,625
	Cott Beverages, Inc.:
	5.375%, 7/1/2022			445,000	431,089
	6.75%, 1/1/2020			180,000	184,950
	FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020			810,000	842,400
	JBS Investments GmbH:
	144A, 7.25%, 4/3/2024 (a)			525,000	505,312
	144A, 7.75%, 10/28/2020			405,000	415,125
	JBS U.S.A. LLC:
	144A, 5.75%, 6/15/2025			190,000	174,800
	144A, 7.25%, 6/1/2021			485,000	503,188
	144A, 8.25%, 2/1/2020			160,000	166,800
	Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025 (a)			200,000	196,500
	Post Holdings, Inc., 144A, 6.75%, 12/1/2021 (a)			110,000	110,000
	Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020 (a)			55,000	37,263
	Smithfield Foods, Inc., 6.625%, 8/15/2022			9,000	9,484
	The WhiteWave Foods Co., 5.375%, 10/1/2022 (a)			370,000	383,875
					4,056,411
Energy 11.7%
	Antero Resources Corp.:
	5.125%, 12/1/2022			330,000	283,800
	5.375%, 11/1/2021			250,000	220,000
	144A, 5.625%, 6/1/2023			205,000	179,887
	Baytex Energy Corp.:
	144A, 5.125%, 6/1/2021			70,000	55,650
	144A, 5.625%, 6/1/2024			95,000	75,050
	Berry Petroleum Co., LLC, 6.75%, 11/1/2020			340,000	119,000
	Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022			205,000	194,750
	California Resources Corp.:
	5.0%, 1/15/2020 (a)			140,000	90,037
	5.5%, 9/15/2021 (a)			323,000	197,030
	6.0%, 11/15/2024 (a)			135,000	80,409
	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023			235,000	204,614
	Chesapeake Energy Corp.:
	5.75%, 3/15/2023 (a)			650,000	423,922
	6.125%, 2/15/2021 (a)			50,000	34,844
	6.625%, 8/15/2020 (a)			240,000	178,349
	Concho Resources, Inc., 5.5%, 4/1/2023			530,000	504,825
	Continental Resources, Inc., 3.8%, 6/1/2024 (a)			80,000	64,887
	Crestwood Midstream Partners LP:
	6.125%, 3/1/2022 (a)			165,000	142,841
	144A, 6.25%, 4/1/2023			95,000	80,750
	Endeavor Energy Resources LP:
	144A, 7.0%, 8/15/2021			545,000	504,125
	144A, 8.125%, 9/15/2023			285,000	273,600
	EP Energy LLC, 6.375%, 6/15/2023 (a)			210,000	155,005
	EV Energy Partners LP, 8.0%, 4/15/2019			955,000	649,400
	Gulfport Energy Corp., 144A, 6.625%, 5/1/2023			95,000	87,400
	Hilcorp Energy I LP:
	144A, 5.0%, 12/1/2024			195,000	165,750
	144A, 5.75%, 10/1/2025			335,000	294,800
	Holly Energy Partners LP, 6.5%, 3/1/2020			105,000	99,750
	Laredo Petroleum, Inc., 6.25%, 3/15/2023			295,000	268,450
	Linn Energy LLC, 6.25%, 11/1/2019			140,000	35,700
	MEG Energy Corp.:
	144A, 6.5%, 3/15/2021			235,000	192,700
	144A, 7.0%, 3/31/2024			530,000	421,350
	Memorial Resource Development Corp., 5.875%, 7/1/2022			195,000	177,450
	Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023			290,000	296,525
	Newfield Exploration Co., 5.375%, 1/1/2026			155,000	141,825
	Northern Oil & Gas, Inc., 8.0%, 6/1/2020			595,000	442,531
	Oasis Petroleum, Inc.:
	6.875%, 3/15/2022			610,000	483,303
	6.875%, 1/15/2023			210,000	162,750
	Parsley Energy LLC, 144A, 7.5%, 2/15/2022 (a)			35,000	33,950
	Range Resources Corp., 144A, 4.875%, 5/15/2025			190,000	169,338
	Regency Energy Partners LP:
	5.0%, 10/1/2022			125,000	122,044
	5.875%, 3/1/2022			25,000	25,619
	Rice Energy, Inc., 144A, 7.25%, 5/1/2023			50,000	46,875
	RSP Permian, Inc.:
	144A, 6.625%, 10/1/2022			95,000	91,200
	6.625%, 10/1/2022			460,000	441,600
	Sabine Pass Liquefaction LLC:
	5.625%, 2/1/2021			690,000	639,975
	5.625%, 4/15/2023			155,000	137,563
	144A, 5.625%, 3/1/2025 (a)			255,000	224,719
	5.75%, 5/15/2024			675,000	600,750
	Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023			70,000	60,200
	Sunoco LP:
	144A, 5.5%, 8/1/2020			130,000	128,050
	144A, 6.375%, 4/1/2023			140,000	136,500
	Talos Production LLC, 144A, 9.75%, 2/15/2018			410,000	278,800
	Targa Resources Partners LP, 144A, 4.125%, 11/15/2019			70,000	62,825
	TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023 (a)			340,000	300,050
	Welltec AS, 144A, 8.0%, 2/1/2019			400,000	363,000
	Whiting Petroleum Corp.:
	5.75%, 3/15/2021			350,000	302,925
	6.25%, 4/1/2023			910,000	787,150
	Williams Partners LP, 6.125%, 7/15/2022			325,000	330,676
	WPX Energy, Inc., 8.25%, 8/1/2023 (a)			475,000	431,062
					13,697,930
Financials 4.0%
	Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017			255,000	258,825
	CNO Financial Group, Inc.:
	4.5%, 5/30/2020			70,000	71,400
	5.25%, 5/30/2025			140,000	142,100
	Credit Agricole SA, 144A, 7.875%, 1/29/2049			330,000	328,351
	Denali Borrower LLC, 144A, 5.625%, 10/15/2020			285,000	296,258
	E*TRADE Financial Corp.:
	4.625%, 9/15/2023			200,000	202,000
	5.375%, 11/15/2022 (a)			170,000	180,200
	Equinix, Inc.:
	(REIT), 5.375%, 1/1/2022			225,000	223,875
	(REIT), 5.375%, 4/1/2023			725,000	709,122
	(REIT), 5.75%, 1/1/2025			170,000	168,725
	International Lease Finance Corp.:
	3.875%, 4/15/2018			385,000	384,038
	6.25%, 5/15/2019			320,000	340,800
	MPT Operating Partnership LP:
	(REIT), 6.375%, 2/15/2022			290,000	303,050
	(REIT), 6.875%, 5/1/2021			295,000	308,275
	Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020			265,000	280,900
	Societe Generale SA, 144A, 7.875%, 12/29/2049 (a)			460,000	449,075
					4,646,994
Health Care 8.9%
	Alere, Inc., 144A, 6.375%, 7/1/2023			185,000	187,775
	Community Health Systems, Inc.:
	5.125%, 8/15/2018			1,155,000	1,180,987
	5.125%, 8/1/2021			55,000	55,963
	6.875%, 2/1/2022 (a)			220,000	224,666
	7.125%, 7/15/2020			1,735,000	1,804,400
	Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023			95,000	83,125
	Endo Finance LLC:
	144A, 5.375%, 1/15/2023			215,000	206,669
	144A, 5.75%, 1/15/2022			220,000	217,800
	Endo Ltd.:
	144A, 6.0%, 7/15/2023			195,000	192,563
	144A, 6.0%, 2/1/2025			150,000	145,688
	Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019			220,000	234,850
	HCA, Inc.:
	6.5%, 2/15/2020			890,000	970,100
	7.5%, 2/15/2022			305,000	344,650
	Hologic, Inc., 144A, 5.25%, 7/15/2022			90,000	90,900
	IMS Health, Inc., 144A, 6.0%, 11/1/2020			250,000	256,250
	LifePoint Health, Inc., 5.5%, 12/1/2021			275,000	277,750
	Mallinckrodt International Finance SA:
	144A, 4.875%, 4/15/2020			160,000	152,800
	144A, 5.625%, 10/15/2023			270,000	245,700
	Tenet Healthcare Corp.:
	144A, 3.837% **, 6/15/2020 (a)			180,000	178,763
	6.75%, 6/15/2023 (a)			380,000	377,150
	Valeant Pharmaceuticals International, Inc.:
	144A, 5.375%, 3/15/2020			365,000	354,734
	144A, 5.875%, 5/15/2023			335,000	320,134
	144A, 6.125%, 4/15/2025			955,000	909,637
	144A, 6.375%, 10/15/2020			245,000	243,622
	144A, 7.5%, 7/15/2021			1,050,000	1,081,500
					10,338,176
Industrials 11.6%
	ADT Corp.:
	3.5%, 7/15/2022 (a)			150,000	132,750
	5.25%, 3/15/2020			300,000	308,250
	6.25%, 10/15/2021 (a)			145,000	149,531
	Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021			535,000	553,725
	Aguila 3 SA, 144A, 7.875%, 1/31/2018			480,000	483,600
	Allegion PLC, 5.875%, 9/15/2023			85,000	87,125
	Apex Tool Group LLC, 144A, 7.0%, 2/1/2021			210,000	172,200
	Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020			245,000	245,000
	AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016			255,955	255,955
	Belden, Inc., 144A, 5.5%, 9/1/2022			355,000	343,462
	Bombardier, Inc.:
	144A, 5.75%, 3/15/2022			225,000	165,375
	144A, 6.0%, 10/15/2022			265,000	196,763
	144A, 7.5%, 3/15/2025			105,000	78,750
	Casella Waste Systems, Inc., 7.75%, 2/15/2019			220,000	215,600
	Covanta Holding Corp., 5.875%, 3/1/2024			220,000	209,550
	CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019			275,000	292,187
	DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021			160,000	151,600
	EnerSys, 144A, 5.0%, 4/30/2023			45,000	43,650
	Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019 (a)			155,000	151,900
	FTI Consulting, Inc., 6.0%, 11/15/2022			205,000	212,175
	Garda World Security Corp., 144A, 7.25%, 11/15/2021			290,000	264,625
	Gates Global LLC, 144A, 6.0%, 7/15/2022			190,000	152,950
	Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021			395,000	402,900
	Masonite International Corp., 144A, 5.625%, 3/15/2023			220,000	224,400
	Meritor, Inc.:
	6.25%, 2/15/2024			215,000	204,788
	6.75%, 6/15/2021			300,000	301,500
	Moog, Inc., 144A, 5.25%, 12/1/2022 (a)			165,000	165,000
	Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022			415,000	334,075
	Nortek, Inc., 8.5%, 4/15/2021			440,000	462,000
	OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023			220,000	223,300
	Oshkosh Corp.:
	5.375%, 3/1/2022			165,000	167,475
	5.375%, 3/1/2025			25,000	24,875
	Ply Gem Industries, Inc., 6.5% , 2/1/2022			415,000	395,600
	SBA Communications Corp., 5.625%, 10/1/2019			200,000	206,500
	Spirit AeroSystems, Inc., 5.25%, 3/15/2022			285,000	290,700
	Titan International, Inc., 6.875%, 10/1/2020 (a)			340,000	284,962
	TransDigm, Inc.:
	6.0%, 7/15/2022			260,000	242,450
	6.5%, 7/15/2024			155,000	145,677
	7.5%, 7/15/2021			1,115,000	1,162,387
	Triumph Group, Inc., 5.25%, 6/1/2022			130,000	119,600
	United Rentals North America, Inc.:
	4.625%, 7/15/2023			160,000	155,000
	6.125%, 6/15/2023			25,000	24,922
	7.375%, 5/15/2020			595,000	624,750
	7.625%, 4/15/2022			595,000	630,700
	USG Corp., 144A, 5.5%, 3/1/2025			10,000	9,975
	Wise Metals Group LLC, 144A, 8.75%, 12/15/2018			250,000	240,000
	XPO Logistics, Inc.:
	144A, 6.5%, 6/15/2022			230,000	194,494
	144A, 7.875%, 9/1/2019			240,000	234,000
	ZF North America Capital, Inc.:
	144A, 4.0%, 4/29/2020			358,000	340,324
	144A, 4.5%, 4/29/2022			510,000	481,950
	144A, 4.75%, 4/29/2025 (a)			410,000	375,662
					13,536,689
Information Technology 4.8%
	ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020			105,000	109,594
	Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021 (a)			805,000	847,262
	Audatex North America, Inc.:
	144A, 6.0%, 6/15/2021			315,000	315,627
	144A, 6.125%, 11/1/2023			115,000	115,575
	BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021			215,000	173,747
	Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (a)			320,000	227,200
	Cardtronics, Inc., 5.125%, 8/1/2022			145,000	139,200
	CDW LLC:
	5.5%, 12/1/2024 (a)			330,000	330,000
	6.0%, 8/15/2022			370,000	386,742
	EarthLink Holdings Corp., 7.375%, 6/1/2020			245,000	251,737
	Entegris, Inc., 144A, 6.0%, 4/1/2022			160,000	162,400
	First Data Corp., 144A, 8.75%, 1/15/2022 (a)			910,000	950,950
	Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022			275,000	287,375
	Infor U.S., Inc., 144A, 6.5%, 5/15/2022			215,000	197,263
	Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023 (a)			95,000	90,725
	Micron Technology, Inc., 144A, 5.25%, 8/1/2023			250,000	229,950
	NCR Corp.:
	5.875%, 12/15/2021			55,000	53,900
	6.375%, 12/15/2023			135,000	132,300
	NXP BV, 144A, 3.75%, 6/1/2018			250,000	250,625
	Open Text Corp., 144A, 5.625%, 1/15/2023			200,000	198,375
	Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023			155,000	141,050
	Sanmina Corp., 144A, 4.375%, 6/1/2019			25,000	25,125
					5,616,722
Materials 5.9%
	ArcelorMittal, 5.125%, 6/1/2020 (a)			60,000	54,306
	Ardagh Packaging Finance PLC, 144A, 3.337% **, 12/15/2019			310,000	299,150
	AVINTIV Specialty Materials, Inc., 7.75%, 2/1/2019			163,000	169,316
	Ball Corp., 5.25%, 7/1/2025 (a)			225,000	221,764
	Berry Plastics Corp., 5.5%, 5/15/2022 (b)			435,000	423,037
	Cascades, Inc., 144A, 5.5%, 7/15/2022			145,000	137,750
	Chemours Co.:
	144A, 6.625%, 5/15/2023 (a)			165,000	110,963
	144A, 7.0%, 5/15/2025			80,000	52,600
	Clearwater Paper Corp., 144A, 5.375%, 2/1/2025			195,000	185,250
	Coveris Holding Corp., 144A, 10.0%, 6/1/2018			230,000	236,900
	Coveris Holdings SA, 144A, 7.875%, 11/1/2019			330,000	312,675
	Crown Americas LLC, 6.25%, 2/1/2021			50,000	51,813
	First Quantum Minerals Ltd.:
	144A, 6.75%, 2/15/2020			36,000	24,120
	144A, 7.0%, 2/15/2021			475,000	307,562
	Hexion, Inc.:
	6.625%, 4/15/2020			600,000	510,000
	8.875%, 2/1/2018			100,000	80,000
	Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (a)			455,000	466,375
	Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021			250,000	238,750
	Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022			230,000	197,800
	Reynolds Group Issuer, Inc.:
	5.75%, 10/15/2020			1,390,000	1,403,900
	6.875%, 2/15/2021			540,000	558,954
	Sealed Air Corp.:
	144A, 4.875%, 12/1/2022			115,000	113,706
	144A, 5.125%, 12/1/2024			55,000	53,900
	Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022			210,000	198,450
	Tronox Finance LLC:
	6.375%, 8/15/2020 (a)			200,000	127,000
	144A, 7.5%, 3/15/2022			245,000	154,963
	WR Grace & Co-Conn:
	144A, 5.125%, 10/1/2021			90,000	88,875
	144A, 5.625%, 10/1/2024			45,000	44,100
					6,823,979
Telecommunication Services 14.1%
	Altice Financing SA:
	144A, 6.5%, 1/15/2022			200,000	193,102
	144A, 7.875%, 12/15/2019			235,000	243,225
	Altice Finco SA, 144A, 9.875%, 12/15/2020			235,000	251,450
	B Communications Ltd., 144A, 7.375%, 2/15/2021			270,000	284,850
	CenturyLink, Inc.:
	Series V, 5.625%, 4/1/2020			105,000	97,715
	Series T, 5.8%, 3/15/2022			380,000	324,900
	Series W, 6.75%, 12/1/2023			280,000	245,000
	CommScope, Inc.:
	144A, 4.375%, 6/15/2020			115,000	114,138
	144A, 5.0%, 6/15/2021			260,000	254,150
	CyrusOne LP:
	6.375%, 11/15/2022			105,000	106,838
	144A, 6.375%, 11/15/2022			205,000	208,588
	Digicel Group Ltd.:
	144A, 7.125%, 4/1/2022			265,000	228,563
	144A, 8.25%, 9/30/2020			1,560,000	1,443,000
	Digicel Ltd.:
	144A, 6.75%, 3/1/2023			390,000	351,000
	144A, 7.0%, 2/15/2020			200,000	197,500
	Frontier Communications Corp.:
	6.25%, 9/15/2021			140,000	116,550
	6.875%, 1/15/2025 (a)			660,000	521,400
	7.125%, 1/15/2023			605,000	497,249
	8.5%, 4/15/2020			100,000	97,250
	144A, 10.5%, 9/15/2022 (a)			615,000	599,625
	144A, 11.0%, 9/15/2025 (a)			430,000	416,025
	Hughes Satellite Systems Corp., 7.625%, 6/15/2021			230,000	246,387
	Intelsat Jackson Holdings SA:
	5.5%, 8/1/2023			465,000	383,625
	7.25%, 10/15/2020			810,000	743,175
	Level 3 Financing, Inc.:
	5.375%, 8/15/2022			675,000	656,437
	144A, 5.375%, 5/1/2025			200,000	189,874
	6.125%, 1/15/2021			165,000	169,622
	8.625%, 7/15/2020			510,000	532,950
	Millicom International Cellular SA, 144A, 4.75%, 5/22/2020			370,000	353,424
	Neptune Finco Corp., 144A, 10.875%, 10/15/2025 (b)			275,000	277,750
	Plantronics, Inc., 144A, 5.5%, 5/31/2023			95,000	95,238
	Sprint Communications, Inc.:
	144A, 7.0%, 3/1/2020 (a)			245,000	245,000
	144A, 9.0%, 11/15/2018			845,000	886,658
	Sprint Corp., 7.125%, 6/15/2024			1,345,000	1,035,112
	T-Mobile U.S.A., Inc.:
	6.125%, 1/15/2022			110,000	106,150
	6.375%, 3/1/2025			497,000	477,120
	6.625%, 11/15/2020			705,000	716,456
	UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025			955,000	897,700
	UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022			270,000	284,512
	Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026			200,000	184,000
	Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020			195,000	201,825
	Windstream Services LLC, 7.875%, 11/1/2017			495,000	513,256
	Zayo Group LLC:
	144A, 6.0%, 4/1/2023			190,000	184,300
	144A, 6.375%, 5/15/2025			240,000	230,400
					16,403,089
Utilities 3.4%
	AES Corp.:
	3.324% **, 6/1/2019			175,000	166,250
	8.0%, 6/1/2020			525,000	593,250
	Calpine Corp.:
	5.375%, 1/15/2023 (a)			240,000	223,800
	5.75%, 1/15/2025 (a)			240,000	224,400
	Dynegy, Inc.:
	7.375%, 11/1/2022 (a)			235,000	237,057
	7.625%, 11/1/2024 (a)			425,000	429,250
	Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *			550,000	539,000
	NGL Energy Partners LP, 5.125%, 7/15/2019 (a)			190,000	172,900
	NRG Energy, Inc.:
	6.25%, 5/1/2024			1,270,000	1,120,775
	7.875%, 5/15/2021			215,000	217,956
	Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019			95,000	86,450
					4,011,088
Total Corporate Bonds (Cost $109,521,970)					103,174,510
Government & Agency Obligation 1.8%
U.S. Treasury Obligation
	U.S. Treasury Note, 1.0%, 8/31/2016 (c) (Cost $2,059,534)			2,050,000	2,061,451
Loan Participations and Assignments 0.0%
Senior Loan **
	Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 * (Cost $700,000)			700,000	0
Convertible Bond 1.5%
Materials
	GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $1,269,463)			1,297,793	1,805,490
Preferred Security 0.9%
Materials
	Hercules, Inc., 6.5%, 6/30/2029 (Cost $781,987)			1,135,000	1,047,038
				Shares	Value ($)
Common Stocks 0.1%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)				15	31,350
Industrials 0.0%
Congoleum Corp.*				24,000	0
Quad Graphics, Inc.				224	2,710
					2,710
Materials 0.1%
GEO Specialty Chemicals, Inc.*				144,027	76,925
GEO Specialty Chemicals, Inc. 144A*				2,206	1,178
					78,103
Total Common Stocks (Cost $345,503)					112,163
Preferred Stock 0.5%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $547,374)				568	572,633
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $244,286)				1,100	4,412
Securities Lending Collateral 13.3%
Daily Assets Fund Institutional, 0.17% (e) (f) (Cost $15,498,042)				15,498,042	15,498,042
Cash Equivalents 4.6%
Central Cash Management Fund, 0.12% (e) (Cost $5,388,928)				5,388,928	5,388,928
				% of Net Assets	Value ($)
Total Investment Portfolio (Cost $136,357,087) †				111.2	129,664,667
Other Assets and Liabilities, Net				(11.2)	(13,026,082)
Net Assets				100.0	116,638,585
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	700,000	700,000	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	550,000	337,516	539,000
				1,037,516	539,000

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2015.
†	The cost for federal income tax purposes was $136,294,873. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $6,630,206. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,078,516 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,708,722.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $14,887,674, which is 12.8% of net assets.
(b)	When-issued security.
(c)	At September 30, 2015, this security has been pledged, in whole or in part, as collateral for open swap contracts.
(d)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	53,353	31,350	0.03

(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
At September 30, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (g)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (h)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation/ (Depreciation) ($)
3/20/2015 6/20/2020	240,000[1]	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB-	19,324	21,777	(2,453)
9/22/2014 12/20/2019	630,000[2]	5.0%	Community Health Systems, Inc., 8.0%, 11/15/2019, B-	45,900	35,816	10,084
12/22/2014 3/20/2020	345,000[3]	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	48,989	49,079	(90)
12/20/2013 3/20/2019	3,000,000[4]	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	(221,950)	215,908	(437,858)
Total net unrealized depreciation					(430,317)

(g)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(h)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1	Barclays Bank PLC
2	Morgan Stanley
3	Credit Suisse
4	Goldman Sachs & Co.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (i)
Corporate Bonds	$—	$103,174,510	$—	$103,174,510
Government & Agency Obligation	—	2,061,451	—	2,061,451
Loan Participations and Assignments	—	—	0	0
Convertible Bond	—	—	1,805,490	1,805,490
Preferred Security	—	1,047,038	—	1,047,038
Common Stocks (i)	2,710	—	109,453	112,163
Preferred Stock	—	572,633	—	572,633
Warrant	—	—	4,412	4,412
Short-Term Investments (i)	20,886,970	—	—	20,886,970
Derivatives (j)
Credit Default Swap Contracts	$—	$10,084	$—	$10,084
Total	$20,889,680	$106,865,716	$1,919,355	$129,674,751
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (j)
Credit Default Swap Contracts	$—	$(440,401)	$—	$(440,401)
Total	$—	$(440,401)	$—	$(440,401)

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(i)	See Investment Portfolio for additional detailed categorizations.
(j)	Derivatives include unrealized appreciation (depreciation) on open credit default swap contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participation and Assignments	Convertible Bond	Common Stocks	Warrants	Total
Balance as of December 31, 2014	$0	$0	$2,241,938	$59,212	$89,364	$2,390,514
Realized gain (loss)	(92,199)	—	—	(911)	—	(93,110)
Change in unrealized appreciation (depreciation)	92,199	0	(411,427)	49,954	(84,952)	(354,226)
Amortization premium/discount	—	—	(25,021)	—	—	(25,021)
Purchases	—	—	—	1,198	—	1,198
(Sales)	—	—	—	—	—	—
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of September 30, 2015	$—	$0	$1,805,490	$109,453	$4,412	$1,919,355
Net change in unrealized appreciation (depreciation) from investments still held at September 30, 2015	$—	$—	$(411,427)	$49,042	$(6,397)	$(368,782)

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 9/30/2015	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Consumer Discretionary	$31,350	Market Approach	EV/EBITDA Multiple	10.48
			Discount to public comparables	15%
			Discount for lack of marketability	15%
Industrials	$0	Asset Valuation	Book Value of Equity	0
Materials	$78,103	Market Approach	EV/EBITDA Multiple	6.17
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%
Warrants
Materials	$4,412	Black Scholes Option Pricing Model	Implied Volatility	28.4%
			Discount for Lack of Marketability	20%
Loan Participations & Assignments
Senior Loans	$0	Market Approach	Evaluated Price	0
Convertible Bonds
Materials	$1,805,490	Convertible Bond Methodology	EV/EBITDA Multiple	6.17
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability. A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the convertible bond methodology. A significant change in the EV to EBITDA ratio could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement. Generally, there is not a direct relationship between the EV to EBITDA ratio and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps
Credit Contracts	$(430,317)

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Large Cap Value VIP

	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 17.4%
Hotels, Restaurants & Leisure 3.7%
Del Taco Restaurants, Inc.*	235,959	3,303,426
Las Vegas Sands Corp. (a)	112,551	4,273,561
Yum! Brands, Inc.	67,929	5,430,924
		13,007,911
Household Durables 1.7%
Whirlpool Corp.	42,085	6,197,437
Media 6.5%
Comcast Corp. "A"	76,428	4,347,225
Starz "A"* (a)	135,172	5,047,322
Viacom, Inc. "B"	315,779	13,625,864
		23,020,411
Multiline Retail 0.5%
Dillard's, Inc. "A" (a)	18,949	1,655,953
Specialty Retail 3.3%
Best Buy Co., Inc.	143,612	5,330,877
Home Depot, Inc.	15,948	1,841,835
Signet Jewelers Ltd.	32,688	4,449,817
		11,622,529
Textiles, Apparel & Luxury Goods 1.7%
PVH Corp. (a)	60,176	6,134,342
Consumer Staples 5.3%
Beverages 2.8%
Molson Coors Brewing Co. "B"	63,375	5,261,392
PepsiCo, Inc.	50,752	4,785,914
		10,047,306
Food Products 1.5%
The JM Smucker Co.	46,421	5,296,172
Household Products 1.0%
Colgate-Palmolive Co.	54,452	3,455,524
Energy 10.9%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	94,390	5,700,212
EOG Resources, Inc. (a)	111,804	8,139,331
EQT Corp.	63,049	4,083,684
Gulfport Energy Corp.*	68,886	2,044,536
Marathon Petroleum Corp.	40,424	1,872,844
Pioneer Natural Resources Co.	66,940	8,142,582
Range Resources Corp. (a)	114,032	3,662,708
Valero Energy Corp.	79,573	4,782,337
		38,428,234
Financials 9.4%
Banks 4.2%
Citigroup, Inc.	226,408	11,232,101
JPMorgan Chase & Co.	60,029	3,659,968
		14,892,069
Real Estate Investment Trusts 4.1%
HCP, Inc. (REIT)	137,741	5,130,852
Prologis, Inc. (REIT)	100,392	3,905,249
Ventas, Inc. (REIT) (a)	97,565	5,469,494
		14,505,595
Real Estate Management & Development 1.1%
Jones Lang LaSalle, Inc.	27,226	3,914,282
Health Care 31.0%
Biotechnology 8.8%
Alexion Pharmaceuticals, Inc.*	57,170	8,940,816
Celgene Corp.*	82,923	8,969,781
Gilead Sciences, Inc.	72,479	7,116,713
Puma Biotechnology, Inc.* (a)	62,392	4,701,861
Sarepta Therapeutics, Inc.* (a)	48,154	1,546,225
		31,275,396
Health Care Equipment & Supplies 2.0%
Medtronic PLC	105,269	7,046,707
Health Care Providers & Services 14.5%
Anthem, Inc.	50,388	7,054,320
Centene Corp.*	91,460	4,959,876
Cigna Corp.	138,825	18,744,151
Community Health Systems, Inc.*	105,682	4,520,019
DaVita HealthCare Partners, Inc.*	95,302	6,893,194
Humana, Inc.	28,253	5,057,287
Tenet Healthcare Corp.*	112,880	4,167,530
		51,396,377
Pharmaceuticals 5.7%
Bristol-Myers Squibb Co.	118,499	7,015,141
Endo International PLC*	136,834	9,479,859
Mallinckrodt PLC*	54,651	3,494,385
		19,989,385
Industrials 7.1%
Aerospace & Defense 5.5%
Northrop Grumman Corp.	49,792	8,262,983
Raytheon Co.	102,082	11,153,479
		19,416,462
Building Products 1.1%
A.O. Smith Corp.	60,709	3,957,620
Machinery 0.5%
Wabtec Corp.	20,686	1,821,402
Information Technology 9.8%
Communications Equipment 3.2%
Cisco Systems, Inc.	425,029	11,157,012
Internet Software & Services 0.8%
Rackspace Hosting, Inc.*	111,910	2,761,939
IT Services 4.2%
Alliance Data Systems Corp.*	39,024	10,106,435
Vantiv, Inc. "A"*	103,942	4,669,075
		14,775,510
Software 1.6%
Microsoft Corp. (a)	129,324	5,723,880
Materials 3.5%
Chemicals 1.4%
PPG Industries, Inc.	20,455	1,793,699
Valspar Corp. (a)	42,653	3,065,898
		4,859,597
Containers & Packaging 1.0%
WestRock Co.	67,420	3,468,085
Metals & Mining 1.1%
Newmont Mining Corp.	241,708	3,884,247
Utilities 5.3%
Electric Utilities 1.9%
Duke Energy Corp.	40,752	2,931,699
NextEra Energy, Inc.	40,737	3,973,894
		6,905,593
Gas Utilities 0.6%
UGI Corp.	58,165	2,025,305
Multi-Utilities 2.8%
Dominion Resources, Inc. (a)	53,609	3,773,002
Sempra Energy	63,631	6,154,390
		9,927,392
Total Common Stocks (Cost $383,483,917)		352,569,674
Securities Lending Collateral 10.7%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $37,851,223)	37,851,223	37,851,223
Cash Equivalents 0.4%
Central Cash Management Fund, 0.12% (b) (Cost $1,237,794)	1,237,794	1,237,794
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $422,572,934) †	110.8	391,658,691
Other Assets and Liabilities, Net	(10.8)	(38,058,072)
Net Assets	100.0	353,600,619

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $422,981,855. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $31,323,164. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,226,184 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $47,549,348.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $37,162,389, which is 10.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$352,569,674	$—	$—	$352,569,674
Short-Term Investments (d)	39,089,017	—	—	39,089,017
Total	$391,658,691	$—	$—	$391,658,691

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Money Market VIP

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 22.6%
Banco del Estado de Chile:
0.3%, 10/6/2015	1,200,000	1,200,000
0.32%, 11/4/2015	1,200,000	1,200,000
0.43%, 12/16/2015	1,000,000	1,000,000
Bank of Montreal, 0.303%, 10/9/2015	1,500,000	1,500,000
Bank of Nova Scotia, 0.416%, 10/21/2016	1,000,000	1,000,000
Canadian Imperial Bank of Commerce:
0.08%, 10/6/2015	5,000,000	5,000,000
0.43%, 6/30/2016	1,500,000	1,500,000
DZ Bank AG:
0.3%, 11/24/2015	750,000	750,000
0.36%, 1/4/2016	1,500,000	1,500,000
Mitsubishi UFJ Trust & Banking Corp., 0.38%, 1/19/2016	1,000,000	1,000,000
Mizuho Bank Ltd., 0.3%, 11/10/2015	1,000,000	1,000,000
Nissan Motor Acceptance Corp., 0.42%, 10/9/2015	350,000	349,967
Nordea Bank Finland PLC:
0.45%, 3/18/2016	1,500,000	1,500,000
0.5%, 3/9/2016	1,000,000	1,000,000
Rabobank Nederland NV:
0.25%, 10/30/2015	1,000,000	1,000,000
0.386%, 4/14/2016	1,000,000	1,000,000
0.43%, 3/4/2016	1,200,000	1,200,000
Royal Bank of Canada, 0.313%, 12/10/2015	1,500,000	1,500,000
Standard Chartered Bank, 0.31%, 10/5/2015	1,500,000	1,500,000
State Street Bank & Trust Co., 0.24%, 10/14/2015	1,000,000	1,000,000
Sumitomo Mitsui Banking Corp.:
0.29%, 11/5/2015	2,000,000	2,000,000
0.33%, 11/24/2015	1,200,000	1,200,000
Svenska Handelsbanken AB:
0.404%, 10/2/2015	1,500,000	1,500,000
0.495%, 2/29/2016	1,500,000	1,500,032
Swedbank AB, 0.364%, 3/10/2016	1,000,000	1,000,000
The Toronto-Dominion Bank, 0.43%, 3/2/2016	1,500,000	1,500,000
Westpac Banking Corp., 0.324%, 5/27/2016	1,000,000	1,000,000
Total Certificates of Deposit and Bank Notes (Cost $36,399,999)		36,399,999
Commercial Paper 52.5%
Issued at Discount ** 41.5%
Apple, Inc., 0.17%, 11/20/2015	2,000,000	1,999,528
Bedford Row Funding Corp.:
0.35%, 10/19/2015	750,000	749,869
0.47%, 12/11/2015	1,000,000	999,073
BMW U.S. Capital LLC, 0.381%, 1/4/2016	1,000,000	998,997
Caisse Centrale Desjardins, 0.3%, 11/2/2015	2,000,000	1,999,467
Caisse des Depots et Consignations, 0.34%, 12/15/2015	1,200,000	1,199,150
Charta LLC, 0.01%, 10/1/2015	3,000,000	3,000,000
China Construction Bank Corp., 0.19%, 10/2/2015	5,000,000	4,999,974
Coca-Cola Co., 0.511%, 3/18/2016	1,000,000	997,606
Collateralized Commercial Paper II Co., LLC:
0.26%, 10/8/2015	1,000,000	999,949
0.26%, 10/9/2015	1,000,000	999,942
Commonwealth Bank of Australia, 0.309%, 4/7/2016	1,000,000	999,968
Consolidated Edison Co. of New York, 0.36%, 10/8/2015	500,000	499,965
DBS Bank Ltd., 0.34%, 1/28/2016	1,500,000	1,498,314
Diageo Capital PLC, 0.32%, 10/5/2015	500,000	499,982
Erste Abwicklungsanstalt:
0.26%, 10/7/2015	2,000,000	1,999,913
0.28%, 11/10/2015	2,500,000	2,499,222
0.32%, 12/4/2015	1,500,000	1,499,147
0.34%, 12/14/2015	1,000,000	999,301
Hannover Funding Co., LLC, 0.4%, 10/2/2015	4,000,000	3,999,956
HSBC Bank PLC, 0.323%, 12/9/2015	1,000,000	999,952
Johnson & Johnson, 0.05%, 10/2/2015	500,000	499,999
Kells Funding LLC:
144A, 0.29%, 11/16/2015	1,000,000	999,629
144A, 0.401%, 1/8/2016	1,000,000	998,900
0.431%, 3/14/2016	1,500,000	1,497,044
LMA Americas LLC, 0.05%, 10/1/2015	7,500,000	7,500,000
Old Line Funding LLC, 0.32%, 11/16/2015	1,000,000	999,591
Pacific Gas & Electric Co., 0.34%, 10/1/2015	479,000	479,000
Prudential Funding LLC, 0.07%, 10/1/2015	5,000,000	5,000,000
PSP Capital, Inc., 0.17%, 11/3/2015	2,000,000	1,999,688
Rabobank Nederland NV:
0.29%, 11/16/2015	1,500,000	1,499,444
0.33%, 12/7/2015	1,500,000	1,499,079
Regency Markets No. 1 LLC, 0.18%, 10/20/2015	1,000,000	999,905
Southern Co., 0.39%, 10/1/2015	899,000	899,000
Standard Chartered Bank:
0.401%, 1/13/2016	1,300,000	1,298,498
0.42%, 1/8/2016	1,500,000	1,498,267
Svenska Handelsbanken AB, 0.32%, 11/18/2015	1,200,000	1,199,488
Swedbank AB:
0.32%, 11/25/2015	1,500,000	1,499,267
0.366%, 2/1/2016	1,000,000	998,753
Victory Receivables Corp., 0.25%, 10/15/2015	1,000,000	999,903
		66,804,730
Issued at Par * 11.0%
ASB Finance Ltd., 0.363%, 1/5/2016	1,500,000	1,500,000
Bank Nederlandse Gemeenten, 0.294%, 2/25/2016	1,000,000	1,000,000
Bank of Nova Scotia, 0.35%, 2/12/2016	2,200,000	2,200,000
Bedford Row Funding Corp.:
0.316%, 1/14/2016	1,000,000	1,000,000
144A, 0.406%, 4/12/2016	500,000	500,000
Commonwealth Bank of Australia, 0.373%, 3/4/2016	1,000,000	1,000,000
HSBC Bank PLC:
144A, 0.325%, 12/23/2015	1,200,000	1,200,000
0.456%, 6/24/2016	1,250,000	1,250,000
National Australia Bank Ltd., 144A, 0.299%, 10/8/2015	1,000,000	1,000,000
Nederlandse Waterschapsbank NV, 144A, 0.383%, 3/18/2016	1,000,000	1,000,000
Old Line Funding LLC:
0.327%, 12/15/2015	1,000,000	1,000,000
144A, 0.399%, 2/8/2016	2,000,000	2,000,000
Starbird Funding Corp., 144A, 0.269%, 11/9/2015	1,000,000	1,000,000
Westpac Banking Corp.:
144A, 0.28%, 3/10/2016	1,000,000	1,000,000
144A, 0.306%, 10/13/2015	1,000,000	1,000,000
		17,650,000
Total Commercial Paper (Cost $84,454,730)		84,454,730
Short-Term Notes * 6.7%
Bank of Nova Scotia:
0.607% *, 12/31/2015	1,500,000	1,500,867
2.9%, 3/29/2016	1,000,000	1,011,508
Home Depot, Inc., 5.4%, 3/1/2016	750,000	765,225
JPMorgan Chase Bank NA, 0.455% *, 10/21/2016	2,000,000	2,000,000
Norinchukin Bank, 0.29%, 11/5/2015	2,000,000	2,000,000
Rabobank Nederland NV, 0.404% *, 10/1/2015	500,000	500,000
Svenska Handelsbanken AB, 144A, 0.484% *, 3/3/2016	1,000,000	1,000,566
Wells Fargo Bank NA:
0.31% *, 12/10/2015	1,000,000	1,000,000
0.351% *, 6/3/2016	1,000,000	1,000,000

Total Short-Term Notes (Cost $10,778,166)		10,778,166
Government & Agency Obligations 3.0%
U.S. Government Sponsored Agencies
Federal Home Loan Bank, 0.21%, 10/13/2015	500,000	499,995
Federal National Mortgage Association:
0.182% *, 10/21/2016	1,300,000	1,299,926
0.19% **, 12/14/2015	2,000,000	1,999,219
0.255% **, 2/2/2016	1,000,000	999,122

Total Government & Agency Obligations (Cost $4,798,262)		4,798,262
Municipal Bonds and Notes 9.2%
Michigan, RIB Floater Trust, Series 6WE, 144A, 0.17% ***, 7/1/2018, LOC: Barclays Bank PLC	3,000,000	3,000,000
New Jersey, RBC Municipal Products, Inc. Trust, Series E-60, 144A, 0.19% ***, 6/28/2016, LOC: Royal Bank of Canada	1,500,000	1,500,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.45% ***, 5/1/2048, LOC: Bank of China	1,000,000	1,000,000
RIB Floater Trust Various States, Series 8UE,144A, 0.26%, 12/27/2016, LOC: Barclays Bank PLC	3,500,000	3,500,000
San Jose, CA, TECP, 0.28%, 10/5/2015, LOC: Barclays Bank PLC	2,800,000	2,800,000
Texas, RIB Floater Trust, Series 5WE, 144A, 0.17% ***, 7/1/2018, LOC: Barclays Bank PLC	2,000,000	2,000,000
Vermont, Economic Development Authority, TECP, 0.33%, 11/10/2015, LOC: JPMorgan Chase Bank NA	1,000,000	1,000,000
Total Municipal Bonds and Notes (Cost $14,800,000)		14,800,000
Repurchase Agreements 3.9%
BNP Paribas, 0.2%, dated 6/10/2015, to be repurchased at $1,501,225 on 11/4/2015 (a) (b)	1,500,000	1,500,000
JPMorgan Securities, Inc., 0.434%, dated 4/14/2015, to be repurchased at $1,253,914 on 12/30/2015 (a) (c)	1,250,000	1,250,000
JPMorgan Securities, Inc., 0.464%, dated 4/15/2015, to be repurchased at $2,508,340 on 12/30/2015 (a) (d)	2,500,000	2,500,000
Wells Fargo Bank, 0.4%, dated 7/30/2015, to be repurchased at $1,001,000 on 10/28/2015 (e)	1,000,000	1,000,000
Total Repurchase Agreements (Cost $6,250,000)		6,250,000
	Shares	Value ($)
Preferred Shares of Closed-End Investment Companies 2.2%
BlackRock Municipal Bond Investment Trust (Cost $3,550,000)	3,550,000	3,550,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $161,031,157) †	100.1	161,031,157
Other Assets and Liabilities, Net	(0.1)	(102,485)

Net Assets	100.0	160,928,672

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2015.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of September 30, 2015.
†	The cost for federal income tax purposes was $161,031,157.
(a)	Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of September 30, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.
(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)

458	Bank of America Corp.	3.625	3/17/2016	465
2,089	FREMF Mortgage Trust	4.503	12/25/2046	2,167
1,464,990	Halcyon Loan Advisors Funding Ltd.	1.737	4/20/2027	1,459,200
83,874	Plains All American Pipeline LP	4.65	10/15/2025	84,771
Total Collateral Value				1,546,603

(c)	Collateralized by $1,285,625 CAL Funding II Ltd., 3.47%, maturing on 10/25/2027 with a value of $1,302,541.
(d)	Collateralized by $2,567,708 CAL Funding II Ltd., 3.47%, maturing on 10/25/2027 with a value of $2,601,494.
(e)	Collateralized by $1,089,000 TransCanada PipeLines Ltd., 4.625%, maturing on 3/1/2034 with a value of $1,050,745.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LOC: Letter of Credit
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (f)	$—	$154,781,157	$—	$154,781,157
Repurchase Agreements	—	6,250,000	—	6,250,000
Total	$—	$161,031,157	$—	$161,031,157

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(f)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Small Mid Cap Growth VIP

	Shares	Value ($)
Common Stocks 98.0%
Consumer Discretionary 19.2%
Auto Components 3.0%
American Axle & Manufacturing Holdings, Inc.*	69,987	1,395,541
Gentherm, Inc.*	39,810	1,788,265
Tenneco, Inc.*	32,782	1,467,650
		4,651,456
Hotels, Restaurants & Leisure 3.9%
Fogo De Chao, Inc.* (a)	39,523	616,559
Jack in the Box, Inc.	27,727	2,136,088
La Quinta Holdings, Inc.*	62,749	990,179
Panera Bread Co. "A"* (a)	11,206	2,167,353
		5,910,179
Household Durables 2.5%
iRobot Corp.* (a)	60,550	1,764,427
Jarden Corp.*	43,965	2,149,009
		3,913,436
Leisure Products 1.2%
Polaris Industries, Inc.	15,319	1,836,288
Media 1.0%
Cinemark Holdings, Inc.	45,549	1,479,887
Specialty Retail 5.3%
DSW, Inc. "A"	35,568	900,226
Outerwall, Inc. (a)	19,131	1,089,128
Penske Automotive Group, Inc.	30,944	1,498,927
The Children's Place, Inc.	27,136	1,564,933
Ulta Salon, Cosmetics & Fragrance, Inc.*	13,620	2,224,827
Urban Outfitters, Inc.* (a)	31,705	931,493
		8,209,534
Textiles, Apparel & Luxury Goods 2.3%
Carter's, Inc.	15,730	1,425,767
Hanesbrands, Inc.	71,576	2,071,410
		3,497,177
Consumer Staples 4.3%
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	18,882	1,943,335
United Natural Foods, Inc.*	25,962	1,259,417
		3,202,752
Food Products 2.2%
Hain Celestial Group, Inc.*	33,643	1,735,979
The WhiteWave Foods Co.*	40,730	1,635,309
		3,371,288
Energy 1.8%
Energy Equipment & Services 0.7%
Core Laboratories NV (a)	7,881	786,524
Dril-Quip, Inc.*	4,484	261,058
		1,047,582
Oil, Gas & Consumable Fuels 1.1%
Diamondback Energy, Inc.*	15,427	996,585
Gulfport Energy Corp.*	22,334	662,873
		1,659,458
Financials 10.0%
Banks 5.7%
FCB Financial Holdings, Inc. "A"*	32,240	1,051,669
Pinnacle Financial Partners, Inc.	34,073	1,683,547
Signature Bank*	13,664	1,879,620
South State Corp.	12,183	936,507
SVB Financial Group*	9,641	1,113,921
Talmer Bancorp., Inc. "A"	125,484	2,089,308
		8,754,572
Capital Markets 2.8%
Lazard Ltd. "A"	30,574	1,323,854
Moelis & Co. "A"	46,002	1,208,013
Oaktree Capital Group LLC (a)	34,742	1,719,729
		4,251,596
Consumer Finance 1.5%
PRA Group, Inc.* (a)	44,436	2,351,553
Health Care 20.4%
Biotechnology 6.9%
ACADIA Pharmaceuticals, Inc.*	15,853	524,259
Alkermes PLC*	16,761	983,368
Anacor Pharmaceuticals, Inc.*	17,176	2,021,787
Ligand Pharmaceuticals, Inc.* (a)	19,582	1,677,198
NantKwest, Inc.* (a)	26,428	302,865
Neurocrine Biosciences, Inc.* (a)	24,741	984,444
Retrophin, Inc.*	74,225	1,503,799
Spectrum Pharmaceuticals, Inc.* (a)	188,534	1,127,433
Threshold Pharmaceuticals, Inc.* (a)	107,205	436,324
United Therapeutics Corp.*	8,176	1,073,018
		10,634,495
Health Care Equipment & Supplies 3.5%
NxStage Medical, Inc.*	79,411	1,252,311
Orthofix International NV*	54,112	1,826,280
Zeltiq Aesthetics, Inc.*	69,551	2,227,719
		5,306,310
Health Care Providers & Services 5.2%
Centene Corp.*	30,912	1,676,358
Kindred Healthcare, Inc.	83,858	1,320,764
Molina Healthcare, Inc.* (a)	28,005	1,928,144
Providence Service Corp.*	68,595	2,989,370
		7,914,636
Life Sciences Tools & Services 0.9%
PAREXEL International Corp.*	23,653	1,464,594
Pharmaceuticals 3.9%
Flamel Technologies SA (ADR)*	195,776	3,193,107
Medicines Co.* (a)	42,331	1,606,885
Pacira Pharmaceuticals, Inc.*	29,383	1,207,641
		6,007,633
Industrials 16.2%
Aerospace & Defense 1.1%
DigitalGlobe, Inc.*	32,313	614,593
HEICO Corp. (a)	22,683	1,108,745
		1,723,338
Airlines 1.2%
JetBlue Airways Corp.* (a)	70,173	1,808,358
Building Products 1.9%
A.O. Smith Corp.	15,641	1,019,637
Fortune Brands Home & Security, Inc.	40,483	1,921,728
		2,941,365
Commercial Services & Supplies 0.7%
Team, Inc.*	31,684	1,017,690
Construction & Engineering 1.1%
Primoris Services Corp.	91,108	1,631,744
Electrical Equipment 3.4%
Acuity Brands, Inc.	14,862	2,609,470
AZZ, Inc.	33,222	1,617,579
Thermon Group Holdings, Inc.*	50,745	1,042,810
		5,269,859
Machinery 4.6%
Altra Industrial Motion Corp. (a)	44,741	1,034,412
Manitowoc Co., Inc. (a)	77,759	1,166,385
Middleby Corp.* (a)	23,560	2,478,277
WABCO Holdings, Inc.*	22,322	2,340,015
		7,019,089
Professional Services 1.1%
On Assignment, Inc.* (a)	48,175	1,777,657
Road & Rail 1.1%
Swift Transportation Co.* (a)	112,542	1,690,381
Information Technology 21.6%
Communications Equipment 1.0%
Palo Alto Networks, Inc.*	8,294	1,426,568
Electronic Equipment, Instruments & Components 2.9%
Cognex Corp.	61,616	2,117,742
IPG Photonics Corp.* (a)	30,776	2,338,053
		4,455,795
Internet Software & Services 3.1%
CoStar Group, Inc.* (a)	11,027	1,908,333
LogMeIn, Inc.*	23,300	1,588,128
WebMD Health Corp.*	30,600	1,219,104
		4,715,565
IT Services 7.8%
Broadridge Financial Solutions, Inc.	24,770	1,371,019
Cardtronics, Inc.* (a)	73,821	2,413,947
MAXIMUS, Inc.	42,214	2,514,266
VeriFone Systems, Inc.*	52,038	1,443,014
Virtusa Corp.*	44,949	2,306,333
WEX, Inc.*	9,498	824,806
WNS Holdings Ltd. (ADR)*	40,428	1,129,963
		12,003,348
Semiconductors & Semiconductor Equipment 1.2%
Advanced Energy Industries, Inc.*	68,998	1,814,647
Software 5.1%
Aspen Technology, Inc.*	40,083	1,519,546
Splunk, Inc.* (a)	32,438	1,795,443
Tyler Technologies, Inc.*	16,377	2,445,250
Ultimate Software Group, Inc.*	11,688	2,092,269
		7,852,508
Technology Hardware, Storage & Peripherals 0.5%
Super Micro Computer, Inc.* (a)	29,307	798,909
Materials 4.0%
Chemicals 2.3%
A. Schulman, Inc. (a)	51,215	1,662,951
Huntsman Corp.	76,012	736,556
Minerals Technologies, Inc.	24,078	1,159,597
		3,559,104
Construction Materials 0.8%
Eagle Materials, Inc.	16,761	1,146,788
Containers & Packaging 0.9%
Berry Plastics Group, Inc.*	47,351	1,423,844
Telecommunication Services 0.5%
Wireless Telecommunication Services
SBA Communications Corp. "A"*	6,551	686,152
Total Common Stocks (Cost $121,759,342)		150,227,135
Convertible Preferred Stock 0.2%
Health Care
Providence Service Corp., 5.5% (Cost $283,300)	2,833	309,584
Securities Lending Collateral 20.1%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $30,901,212)	30,901,212	30,901,212
Cash Equivalents 3.9%
Central Cash Management Fund, 0.12% (b) (Cost $5,989,616)	5,989,616	5,989,616
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $158,933,470) †	122.2	187,427,547
Other Assets and Liabilities, Net	(22.2)	(34,074,482)
Net Assets	100.0	153,353,065

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $159,852,115. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $27,575,432. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $36,468,579 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,893,147.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $29,886,686, which is 19.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$150,227,135	$—	$—	$150,227,135
Convertible Preferred Stock	—	—	309,584	309,584
Short-Term Investments (d)	36,890,828	—	—	36,890,828
Total	$187,117,963	$—	$309,584	$187,427,547

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Small Mid Cap Value VIP

	Shares	Value ($)
Common Stocks 96.4%
Consumer Discretionary 11.7%
Auto Components 2.7%
Visteon Corp.*	50,570	5,119,707
Diversified Consumer Services 0.8%
Ascent Capital Group, Inc. "A"*	58,993	1,615,228
Household Durables 2.0%
Newell Rubbermaid, Inc.	98,136	3,896,981
Leisure Products 1.0%
Performance Sports Group Ltd.*	145,805	1,956,703
Specialty Retail 3.0%
CST Brands, Inc.	86,819	2,922,327
Ross Stores, Inc.	56,425	2,734,920
		5,657,247
Textiles, Apparel & Luxury Goods 2.2%
Hanesbrands, Inc.	142,674	4,128,986
Consumer Staples 1.5%
Food Products
ConAgra Foods, Inc.	71,472	2,895,331
Energy 4.7%
Energy Equipment & Services 0.9%
Superior Energy Services, Inc.	138,534	1,749,684
Oil, Gas & Consumable Fuels 3.8%
Cimarex Energy Co.	29,351	3,007,891
Matador Resources Co.*	105,722	2,192,674
QEP Resources, Inc.	156,381	1,959,454
		7,160,019
Financials 24.7%
Banks 10.2%
Capital Bank Financial Corp. "A"* (a)	150,950	4,563,218
Great Western Bancorp., Inc.	129,463	3,284,476
KeyCorp	300,171	3,905,225
OFG Bancorp.	361,963	3,159,937
Sterling Bancorp. (a)	311,402	4,630,548
		19,543,404
Capital Markets 2.0%
Lazard Ltd. "A"	88,545	3,833,999
Consumer Finance 2.6%
Synchrony Financial* (a)	157,755	4,937,731
Insurance 5.3%
CNO Financial Group, Inc.	323,442	6,083,944
Reinsurance Group of America, Inc.	44,288	4,012,050
		10,095,994
Real Estate Investment Trusts 1.8%
Plum Creek Timber Co., Inc. (REIT)	86,738	3,427,018
Thrifts & Mortgage Finance 2.8%
Walker & Dunlop, Inc.*	203,182	5,298,987
Health Care 4.0%
Health Care Providers & Services 2.5%
HealthSouth Corp.	126,221	4,843,100
Life Sciences Tools & Services 1.5%
PerkinElmer, Inc.	61,343	2,819,324
Industrials 23.9%
Aerospace & Defense 3.6%
BWX Technologies, Inc.	158,183	4,169,704
Curtiss-Wright Corp.	43,639	2,723,946
		6,893,650
Air Freight & Logistics 1.7%
Forward Air Corp.	77,160	3,201,368
Commercial Services & Supplies 5.1%
Covanta Holding Corp.	209,925	3,663,191
Pitney Bowes, Inc.	199,691	3,963,866
The Brink's Co.	78,274	2,114,181
		9,741,238
Electrical Equipment 1.9%
Babcock & Wilcox Enterprises, Inc.*	215,298	3,617,006
Machinery 7.4%
Harsco Corp.	220,691	2,001,667
ITT Corp.	78,773	2,633,381
Stanley Black & Decker, Inc.	44,814	4,346,062
Xylem, Inc.	156,181	5,130,546
		14,111,656
Marine 0.9%
Kirby Corp.*	29,551	1,830,685
Professional Services 1.2%
FTI Consulting, Inc.*	56,362	2,339,587
Trading Companies & Distributors 2.1%
AerCap Holdings NV*	104,598	3,999,828
Information Technology 17.9%
Communications Equipment 2.3%
Harris Corp.	60,868	4,452,494
Electronic Equipment, Instruments & Components 7.3%
Belden, Inc.	62,616	2,923,541
Dolby Laboratories, Inc. "A"	123,457	4,024,698
Rogers Corp.*	75,065	3,991,957
Zebra Technologies Corp. "A"*	39,418	3,017,448
		13,957,644
IT Services 5.0%
Convergys Corp.	236,692	5,469,952
NeuStar, Inc. "A"* (a)	150,621	4,098,398
		9,568,350
Software 3.3%
ACI Worldwide, Inc.*	92,445	1,952,438
Verint Systems, Inc.*	99,010	4,272,282
		6,224,720
Materials 8.0%
Chemicals 3.8%
Celanese Corp. "A"	60,868	3,601,560
H.B. Fuller Co.	106,579	3,617,291
		7,218,851
Containers & Packaging 1.9%
Sealed Air Corp.	78,632	3,686,268
Metals & Mining 2.3%
Materion Corp.	143,173	4,298,053
Total Common Stocks (Cost $181,462,030)		184,120,841
Securities Lending Collateral 7.6%
Daily Assets Fund Institutional, 0.17% (b) (c) (Cost $14,594,535)	14,594,535	14,594,535
Cash Equivalents 3.6%
Central Cash Management Fund, 0.12% (b) (Cost $6,789,457)	6,789,457	6,789,457
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $202,846,022) †	107.6	205,504,833
Other Assets and Liabilities, Net	(7.6)	(14,431,735)
Net Assets	100.0	191,073,098

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $202,833,097. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $2,671,736. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,148,878 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $21,477,142.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $14,361,912, which is 7.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$184,120,841	$—	$—	$184,120,841
Short-Term Investments (d)	21,383,992	—	—	21,383,992
Total	$205,504,833	$—	$—	$205,504,833

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

Investment Portfolio	as of September 30, 2015 (Unaudited)

Deutsche Unconstrained Income VIP

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 42.7%
Consumer Discretionary 6.1%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		15,000	14,666
Ally Financial, Inc.:
3.25%, 2/13/2018		35,000	34,475
4.125%, 3/30/2020 (b)		35,000	34,606
AMC Entertainment, Inc., 5.875%, 2/15/2022		30,000	30,150
AMC Networks, Inc., 7.75%, 7/15/2021		15,000	15,864
AmeriGas Finance LLC:
6.75%, 5/20/2020		70,000	70,875
7.0%, 5/20/2022		60,000	61,500
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		45,000	47,025
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		50,000	46,000
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		60,000	55,500
5.5%, 4/1/2023 (b)		30,000	29,041
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034		40,000	38,023
5.165%, 8/1/2044		50,000	47,357
Block Communications, Inc., 144A, 7.25%, 2/1/2020		65,000	64,350
Boyd Gaming Corp., 6.875%, 5/15/2023 (b)		20,000	20,300
Caleres, Inc., 144A, 6.25%, 8/15/2023		15,000	15,038
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		50,000	46,095
144A, 5.375%, 5/1/2025 (b)		35,000	31,894
144A, 5.875%, 5/1/2027		60,000	55,650
7.0%, 1/15/2019		9,000	9,180
CCO Safari II LLC:
144A, 4.908%, 7/23/2025		10,000	9,952
144A, 6.484%, 10/23/2045		10,000	10,089
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		89,000	78,376
144A, 6.375%, 9/15/2020		125,000	117,656
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		15,000	14,925
Series A, 7.625%, 3/15/2020		20,000	19,950
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		5,000	4,950
CSC Holdings LLC, 5.25%, 6/1/2024 (b)		35,000	27,606
CVS Health Corp., 5.125%, 7/20/2045		20,000	21,499
D.R. Horton, Inc., 4.0%, 2/15/2020		10,000	10,075
Dana Holding Corp., 5.5%, 12/15/2024		25,000	24,062
Discovery Communications LLC, 4.875%, 4/1/2043		10,000	8,626
DISH DBS Corp.:
4.25%, 4/1/2018		40,000	38,850
5.0%, 3/15/2023		50,000	41,875
6.75%, 6/1/2021		10,000	9,631
7.125%, 2/1/2016		155,000	156,162
Dollar Tree, Inc.:
144A, 5.25%, 3/1/2020		50,000	51,270
144A, 5.75%, 3/1/2023		35,000	36,312
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		445,000	422,750
General Motors Financial Co., Inc.:
3.2%, 7/13/2020		20,000	19,731
3.25%, 5/15/2018		15,000	15,174
Global Partners LP, 144A, 7.0%, 6/15/2023		30,000	27,975
Group 1 Automotive, Inc., 5.0%, 6/1/2022		60,000	59,100
HD Supply, Inc.:
7.5%, 7/15/2020		15,000	15,600
11.5%, 7/15/2020		45,000	50,850
Hertz Corp., 6.75%, 4/15/2019		50,000	50,875
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		20,000	19,200
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		25,000	20,000
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		5,000	4,900
144A, 7.0%, 9/1/2020		50,000	52,250
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		30,000	29,625
Mediacom Broadband LLC:
5.5%, 4/15/2021		5,000	4,750
6.375%, 4/1/2023		65,000	61,425
Mediacom LLC, 7.25%, 2/15/2022		20,000	19,900
MGM Resorts International, 6.75%, 10/1/2020 (b)		76,000	78,470
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		20,000	19,375
Numericable-SFR, 144A, 4.875%, 5/15/2019		70,000	67,725
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		20,000	21,167
Quebecor Media, Inc., 5.75%, 1/15/2023		30,000	29,550
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		5,000	4,925
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		15,000	14,775
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		35,000	36,706
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020 (b)		30,000	30,525
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		15,000	15,300
Springs Industries, Inc., 6.25%, 6/1/2021		35,000	34,650
Starz LLC, 5.0%, 9/15/2019		25,000	24,875
Suburban Propane Partners LP, 5.75%, 3/1/2025		20,000	18,950
Time Warner Cable, Inc., 7.3%, 7/1/2038		35,000	36,658
UCI International, Inc., 8.625%, 2/15/2019		20,000	16,000
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		30,000	29,325
144A, 8.5%, 10/15/2022		30,000	32,850
			2,835,386
Consumer Staples 1.7%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		11,000	11,688
Cott Beverages, Inc.:
5.375%, 7/1/2022		60,000	58,124
6.75%, 1/1/2020		25,000	25,687
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		85,000	88,400
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		70,000	67,375
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025		25,000	23,000
144A, 7.25%, 6/1/2021		80,000	83,000
144A, 8.25%, 2/1/2020		25,000	26,062
Marfrig Overseas Ltd., 144A, 9.5%, 5/4/2020		100,000	97,000
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		200,000	216,020
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		25,000	24,562
Post Holdings, Inc., 144A, 6.75%, 12/1/2021 (b)		15,000	15,000
Reynolds American, Inc.:
4.45%, 6/12/2025		10,000	10,464
5.85%, 8/15/2045		10,000	11,126
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020 (b)		10,000	6,775
Smithfield Foods, Inc., 6.625%, 8/15/2022		2,000	2,108
The WhiteWave Foods Co., 5.375%, 10/1/2022		30,000	31,125
			797,516
Energy 7.0%
Antero Resources Corp.:
5.125%, 12/1/2022		45,000	38,700
5.375%, 11/1/2021		35,000	30,800
144A, 5.625%, 6/1/2023		25,000	21,938
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		10,000	7,950
144A, 5.625%, 6/1/2024		15,000	11,850
Berry Petroleum Co., LLC, 6.75%, 11/1/2020		70,000	24,500
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		10,000	9,500
California Resources Corp.:
5.0%, 1/15/2020 (b)		20,000	12,862
5.5%, 9/15/2021		43,000	26,230
6.0%, 11/15/2024		15,000	8,934
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		30,000	26,121
Chesapeake Energy Corp.:
5.75%, 3/15/2023 (b)		75,000	48,914
6.125%, 2/15/2021		5,000	3,484
6.625%, 8/15/2020		30,000	22,294
Concho Resources, Inc., 5.5%, 4/1/2023		70,000	66,675
Continental Resources, Inc., 3.8%, 6/1/2024 (b)		10,000	8,111
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		20,000	17,314
144A, 6.25%, 4/1/2023		10,000	8,500
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		200,000	200,000
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		75,000	69,375
144A, 8.125%, 9/15/2023		35,000	33,600
EP Energy LLC, 6.375%, 6/15/2023 (b)		25,000	18,453
EV Energy Partners LP, 8.0%, 4/15/2019		155,000	105,400
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		10,000	9,200
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		25,000	21,250
144A, 5.75%, 10/1/2025		40,000	35,200
Holly Energy Partners LP, 6.5%, 3/1/2020		20,000	19,000
Kinder Morgan, Inc.:
3.05%, 12/1/2019		75,000	73,637
5.55%, 6/1/2045		50,000	41,532
7.25%, 6/1/2018		55,000	60,802
Laredo Petroleum, Inc., 6.25%, 3/15/2023		35,000	31,850
Linn Energy LLC, 6.25%, 11/1/2019		25,000	6,375
Lukoil International Finance BV, 144A, 3.416%, 4/24/2018		200,000	192,000
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		40,000	32,800
144A, 7.0%, 3/31/2024		85,000	67,575
Memorial Resource Development Corp., 5.875%, 7/1/2022		25,000	22,750
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		40,000	40,900
Newfield Exploration Co., 5.375%, 1/1/2026		20,000	18,300
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		90,000	66,937
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		75,000	59,422
6.875%, 1/15/2023		30,000	23,250
Offshore Drilling Holding SA, 144A, 8.375%, 9/20/2020 (b)		200,000	136,000
ONEOK Partners LP, 4.9%, 3/15/2025		20,000	18,621
Pacific Exploration and Production Corp., 144A, 5.375%, 1/26/2019		200,000	74,000
Parsley Energy LLC, 144A, 7.5%, 2/15/2022 (b)		5,000	4,850
Range Resources Corp., 144A, 4.875%, 5/15/2025		25,000	22,281
Regency Energy Partners LP:
5.0%, 10/1/2022		15,000	14,645
5.875%, 3/1/2022		5,000	5,124
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		5,000	4,688
RSP Permian, Inc.:
144A, 6.625%, 10/1/2022		10,000	9,600
6.625%, 10/1/2022		60,000	57,600
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		105,000	97,387
144A, 5.625%, 3/1/2025 (b)		30,000	26,438
SESI LLC, 7.125%, 12/15/2021		60,000	58,875
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		10,000	8,600
Sunoco LP:
144A, 5.5%, 8/1/2020		20,000	19,700
144A, 6.375%, 4/1/2023		20,000	19,500
Talos Production LLC, 144A, 9.75%, 2/15/2018		60,000	40,800
Targa Resources Partners LP, 144A, 4.125%, 11/15/2019		10,000	8,975
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023 (b)		40,000	35,300
Tesoro Corp., 4.25%, 10/1/2017		35,000	35,525
Transocean, Inc., 4.3%, 10/15/2022		145,000	89,537
Transportadora de Gas Internacional SA ESP, 144A, 5.7%, 3/20/2022		500,000	502,500
Whiting Petroleum Corp.:
5.75%, 3/15/2021		45,000	38,948
6.25%, 4/1/2023		115,000	99,475
Williams Partners LP:
4.0%, 9/15/2025		30,000	25,984
6.125%, 7/15/2022		55,000	55,961
WPX Energy, Inc.:
5.25%, 1/15/2017 (b)		40,000	39,800
8.25%, 8/1/2023		65,000	58,988
			3,253,987
Financials 6.0%
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		200,000	204,000
Barclays Bank PLC, 7.625%, 11/21/2022		200,000	224,125
BBVA Bancomer SA, 144A, 6.75%, 9/30/2022		150,000	162,375
CBL & Associates LP, (REIT), 4.6%, 10/15/2024		120,000	117,317
CNO Financial Group, Inc.:
4.5%, 5/30/2020		10,000	10,200
5.25%, 5/30/2025		15,000	15,225
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		250,000	253,750
Development Bank of Kazakhstan JSC, Series 3, REG S, 6.5%, 6/3/2020		500,000	512,790
E*TRADE Financial Corp., 4.625%, 9/15/2023		25,000	25,250
Equinix, Inc., (REIT), 5.375%, 4/1/2023		105,000	102,700
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		50,000	48,541
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		110,000	116,415
International Lease Finance Corp.:
3.875%, 4/15/2018		65,000	64,838
5.75%, 5/15/2016		20,000	20,300
6.25%, 5/15/2019		50,000	53,250
8.75%, 3/15/2017		120,000	129,000
Legg Mason, Inc., 5.625%, 1/15/2044		45,000	46,574
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		200,000	224,408
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		10,000	9,200
McGraw Hill Financial, Inc., 144A, 4.4%, 2/15/2026		15,000	15,222
Morgan Stanley, Series H, 5.45%, 7/29/2049		20,000	19,690
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		45,000	47,025
(REIT), 6.875%, 5/1/2021		50,000	52,250
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		65,000	65,680
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		45,000	47,644
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		130,000	131,414
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		70,000	74,200
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		35,000	34,869
			2,828,252
Health Care 3.0%
AbbVie, Inc., 3.6%, 5/14/2025		20,000	19,725
Actavis Funding SCS, 4.75%, 3/15/2045		2,000	1,816
Alere, Inc., 144A, 6.375%, 7/1/2023		25,000	25,375
Community Health Systems, Inc.:
5.125%, 8/15/2018		185,000	189,162
5.125%, 8/1/2021		5,000	5,088
6.875%, 2/1/2022 (b)		30,000	30,636
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		10,000	8,750
Endo Finance LLC:
144A, 5.375%, 1/15/2023		35,000	33,644
144A, 5.75%, 1/15/2022		35,000	34,650
Endo Ltd., 144A, 6.0%, 2/1/2025		20,000	19,425
HCA, Inc.:
6.5%, 2/15/2020		210,000	228,900
7.5%, 2/15/2022		80,000	90,400
Hologic, Inc., 144A, 5.25%, 7/15/2022		10,000	10,100
LifePoint Health, Inc., 5.5%, 12/1/2021		35,000	35,350
Mallinckrodt International Finance SA:
4.75%, 4/15/2023		75,000	64,875
144A, 4.875%, 4/15/2020		20,000	19,100
Tenet Healthcare Corp.:
144A, 3.837% **, 6/15/2020		20,000	19,863
6.25%, 11/1/2018		80,000	85,400
6.75%, 6/15/2023 (b)		50,000	49,625
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		50,000	48,594
144A, 5.875%, 5/15/2023		40,000	38,225
144A, 6.125%, 4/15/2025		115,000	109,537
144A, 6.375%, 10/15/2020		35,000	34,803
144A, 6.75%, 8/15/2018		70,000	71,225
144A, 7.5%, 7/15/2021		140,000	144,200
			1,418,468
Industrials 3.5%
ADT Corp.:
3.5%, 7/15/2022 (b)		20,000	17,700
5.25%, 3/15/2020		40,000	41,100
6.25%, 10/15/2021		25,000	25,781
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		80,000	82,800
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		30,000	24,600
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		40,000	40,000
Belden, Inc., 144A, 5.5%, 9/1/2022		55,000	53,212
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		55,000	40,425
144A, 6.0%, 10/15/2022		35,000	25,988
144A, 7.5%, 3/15/2025		10,000	7,500
144A, 7.75%, 3/15/2020		45,000	38,475
Casella Waste Systems, Inc., 7.75%, 2/15/2019		80,000	78,400
Covanta Holding Corp., 5.875%, 3/1/2024		30,000	28,575
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		35,000	37,188
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		25,000	23,688
EnerSys, 144A, 5.0%, 4/30/2023		5,000	4,850
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		15,000	14,700
Garda World Security Corp., 144A, 7.25%, 11/15/2021		45,000	41,062
Gates Global LLC, 144A, 6.0%, 7/15/2022		30,000	24,150
Masonite International Corp., 144A, 5.625%, 3/15/2023		25,000	25,500
Meritor, Inc.:
6.25%, 2/15/2024		30,000	28,575
6.75%, 6/15/2021		40,000	40,200
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		55,000	44,275
Nortek, Inc., 8.5%, 4/15/2021		75,000	78,750
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		30,000	30,450
Oshkosh Corp.:
5.375%, 3/1/2022		22,500	22,838
5.375%, 3/1/2025		5,000	4,975
Ply Gem Industries, Inc., 6.5%, 2/1/2022		60,000	57,200
SBA Communications Corp., 5.625%, 10/1/2019		30,000	30,975
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		40,000	40,800
Titan International, Inc., 6.875%, 10/1/2020		55,000	46,097
TransDigm, Inc.:
6.0%, 7/15/2022		40,000	37,300
6.5%, 7/15/2024		25,000	23,496
7.5%, 7/15/2021		125,000	130,312
Triumph Group, Inc., 5.25%, 6/1/2022		20,000	18,400
United Rentals North America, Inc.:
4.625%, 7/15/2023		20,000	19,375
7.375%, 5/15/2020		95,000	99,750
7.625%, 4/15/2022		95,000	100,700
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		30,000	28,800
XPO Logistics, Inc.:
144A, 6.5%, 6/15/2022		30,000	25,369
144A, 7.875%, 9/1/2019		35,000	34,125
			1,618,456
Information Technology 2.0%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		15,000	15,656
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		130,000	136,825
Audatex North America, Inc., 144A, 6.0%, 6/15/2021		25,000	25,050
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		30,000	24,244
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		40,000	28,400
Cardtronics, Inc., 5.125%, 8/1/2022		20,000	19,200
CDW LLC, 6.0%, 8/15/2022		50,000	52,262
EarthLink Holdings Corp., 7.375%, 6/1/2020		30,000	30,825
Entegris, Inc., 144A, 6.0%, 4/1/2022		20,000	20,300
First Data Corp.:
144A, 6.75%, 11/1/2020		72,000	75,240
144A, 8.75%, 1/15/2022		60,000	62,700
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		40,000	41,800
Hewlett Packard Enterprise Co.:
144A, 4.9%, 10/15/2025 (c)		20,000	19,945
144A, 6.35%, 10/15/2045 (c)		15,000	14,898
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		30,000	27,525
Intel Corp., 3.7%, 7/29/2025		15,000	15,389
Italics Merger Sub, Inc., 144A, 7.125%, 7/15/2023 (b)		10,000	9,550
Jabil Circuit, Inc., 7.75%, 7/15/2016		30,000	31,050
KLA-Tencor Corp., 4.65%, 11/1/2024		65,000	64,953
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		30,000	27,594
NCR Corp.:
5.875%, 12/15/2021		10,000	9,800
6.375%, 12/15/2023		20,000	19,600
NXP BV, 144A, 3.75%, 6/1/2018		35,000	35,088
Open Text Corp., 144A, 5.625%, 1/15/2023		25,000	24,797
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023		20,000	18,200
Sanmina Corp., 144A, 4.375%, 6/1/2019		5,000	5,025
Seagate HDD Cayman, 144A, 5.75%, 12/1/2034		100,000	96,181
			952,097
Materials 4.5%
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022		200,000	164,352
ArcelorMittal, 5.125%, 6/1/2020 (b)		5,000	4,526
Ashland, Inc., 3.875%, 4/15/2018		20,000	20,150
AVINTIV Specialty Materials, Inc., 7.75%, 2/1/2019		30,000	31,162
Ball Corp., 5.25%, 7/1/2025 (b)		30,000	29,569
Berry Plastics Corp., 5.5%, 5/15/2022		60,000	58,350
Cascades, Inc., 144A, 5.5%, 7/15/2022		20,000	19,000
Cemex SAB de CV, 144A, 6.5%, 12/10/2019		200,000	197,500
Chemours Co.:
144A, 6.625%, 5/15/2023		20,000	13,450
144A, 7.0%, 5/15/2025		10,000	6,575
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		25,000	23,750
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		40,000	41,200
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		5,000	4,738
Crown Americas LLC, 6.25%, 2/1/2021		10,000	10,363
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		5,000	3,350
144A, 7.0%, 2/15/2021		60,000	38,850
Glencore Funding LLC, 144A, 4.125%, 5/30/2023		110,000	86,556
Gold Fields Orogen Holdings BVI Ltd., 144A, 4.875%, 10/7/2020		250,000	201,250
Greif, Inc., 7.75%, 8/1/2019		195,000	214,500
Hexion, Inc.:
6.625%, 4/15/2020		85,000	72,250
8.875%, 2/1/2018		20,000	16,000
Kaiser Aluminum Corp., 8.25%, 6/1/2020		40,000	42,500
Novelis, Inc., 8.75%, 12/15/2020		215,000	206,980
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		40,000	38,200
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		25,000	21,500
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		235,000	237,350
6.875%, 2/15/2021		100,000	103,510
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		30,000	28,350
Tronox Finance LLC:
6.375%, 8/15/2020 (b)		30,000	19,050
144A, 7.5%, 3/15/2022		30,000	18,975
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		15,000	14,812
144A, 5.625%, 10/1/2024		5,000	4,900
Yamana Gold, Inc., 4.95%, 7/15/2024		120,000	107,225
			2,100,793
Telecommunication Services 6.3%
America Movil SAB de CV, 7.125%, 12/9/2024	MXN	2,000,000	114,984
AT&T, Inc.:
2.45%, 6/30/2020		20,000	19,692
3.4%, 5/15/2025		40,000	38,180
B Communications Ltd., 144A, 7.375%, 2/15/2021		35,000	36,925
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		15,000	13,959
Series T, 5.8%, 3/15/2022		30,000	25,650
Series W, 6.75%, 12/1/2023		35,000	30,625
CommScope, Inc.:
144A, 4.375%, 6/15/2020		15,000	14,888
144A, 5.0%, 6/15/2021		35,000	34,213
CyrusOne LP, 144A, 6.375%, 11/15/2022		30,000	30,525
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		35,000	30,188
144A, 8.25%, 9/30/2020		105,000	97,125
Frontier Communications Corp.:
6.25%, 9/15/2021		20,000	16,650
6.875%, 1/15/2025		85,000	67,150
7.125%, 1/15/2023		200,000	164,380
8.25%, 4/15/2017		62,000	65,487
8.5%, 4/15/2020		20,000	19,450
Hughes Satellite Systems Corp., 7.625%, 6/15/2021		40,000	42,850
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		55,000	45,375
7.25%, 10/15/2020		140,000	128,450
Level 3 Financing, Inc.:
5.375%, 8/15/2022		90,000	87,525
144A, 5.375%, 5/1/2025		30,000	28,481
6.125%, 1/15/2021		20,000	20,560
7.0%, 6/1/2020		75,000	77,625
8.625%, 7/15/2020		50,000	52,250
MTN Mauritius Investments Ltd., 144A, 4.755%, 11/11/2024		200,000	199,124
Plantronics, Inc., 144A, 5.5%, 5/31/2023		10,000	10,025
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020 (b)		40,000	40,000
144A, 9.0%, 11/15/2018		175,000	183,627
Sprint Corp., 7.125%, 6/15/2024		200,000	153,920
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		15,000	14,475
6.375%, 3/1/2025		59,000	56,640
6.625%, 11/15/2020		65,000	66,056
Telefonica Celular del Paraguay SA, 144A, 6.75%, 12/13/2022		200,000	193,000
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		200,000	188,000
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		27,000	28,586
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		9,000	9,484
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		200,000	182,081
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		30,000	31,050
Windstream Services LLC:
7.75%, 10/15/2020 (b)		20,000	17,000
7.875%, 11/1/2017		205,000	212,560
Zayo Group LLC:
144A, 6.0%, 4/1/2023		20,000	19,400
144A, 6.375%, 5/15/2025		30,000	28,800
			2,937,015
Utilities 2.6%
AES Corp.:
3.324% **, 6/1/2019		20,000	19,000
8.0%, 6/1/2020		175,000	197,750
Calpine Corp.:
5.375%, 1/15/2023 (b)		35,000	32,637
5.75%, 1/15/2025 (b)		35,000	32,725
Dynegy, Inc.:
7.375%, 11/1/2022 (b)		30,000	30,263
7.625%, 11/1/2024 (b)		50,000	50,500
Empresa Electrica Angamos SA, 144A, 4.875%, 5/25/2029		200,000	188,500
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		100,000	98,000
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		145,000	151,887
Lamar Funding Ltd., 144A, 3.958%, 5/7/2025		250,000	233,750
NGL Energy Partners LP, 5.125%, 7/15/2019 (b)		30,000	27,300
NRG Energy, Inc.:
6.25%, 5/1/2024		100,000	88,250
7.875%, 5/15/2021		30,000	30,413
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019		15,000	13,650
			1,194,625
Total Corporate Bonds (Cost $21,139,155)			19,936,595
Mortgage-Backed Securities Pass-Throughs 5.6%
Federal National Mortgage Association, 4.0%, 6/1/2042 (c)		1,000,000	1,064,727
Government National Mortgage Association, 3.5%, 8/1/2043 (c)		1,500,000	1,568,202
Total Mortgage-Backed Securities Pass-Throughs (Cost $2,608,985)			2,632,929
Asset-Backed 1.4%
Home Equity Loans 0.1%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		40,390	40,276
Miscellaneous 1.3%
ARES CLO Ltd., "D", Series 2012-3A, 144A, 4.924% **, 1/17/2024		250,000	249,980
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		144,938	149,281
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		217,031	214,478
			613,739
Total Asset-Backed (Cost $651,043)			654,015
Commercial Mortgage-Backed Securities 1.1%
Commercial Mortgage Trust, "AM", Series 2007-GG11, 5.867%, 12/10/2049		290,000	306,290
Del Coronado Trust, "M", Series 2013-HDMZ, 144A, 5.207% **, 3/15/2018		80,000	79,600
JPMBB Commercial Mortgage Securities Trust, "A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	131,405
Total Commercial Mortgage-Backed Securities (Cost $480,959)			517,295
Collateralized Mortgage Obligations 10.6%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.648% **, 2/25/2034		80,920	80,961
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 2.921% **, 12/25/2035		107,285	108,089
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		64,374	64,272
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		919,869	64,279
"ZG", Series 4213, 3.5%, 6/15/2043		38,784	38,721
"ZP", Series 4490, 4.0%, 7/15/2045		225,715	227,855
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		14,830	206
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		325,272	26,422
"DZ", Series 4253, 4.75%, 9/15/2043		1,086,243	1,330,532
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		74,171	5,570
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		116,762	8,235
"SP", Series 4047, Interest Only, 6.444% ***, 12/15/2037		403,383	60,189
"JS", Series 3572, Interest Only, 6.594% ***, 9/15/2039		504,524	75,114
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		169,643	30,279
"KZ", Series 2010-134, 4.5%, 12/25/2040		221,428	233,987
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		34,498	923
"PI", Series 2006-20, Interest Only, 6.486% ***, 11/25/2030		330,301	51,931
"SI", Series 2007-23, Interest Only, 6.576% ***, 3/25/2037		212,677	39,143
Freddie Mac Structured Agency Credit Risk Debt Notes, "M3", Series 2015-DN1, 4.344% **, 1/25/2025		750,000	748,191
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		1,984,762	241,213
"GC", Series 2010-101, 4.0%, 8/20/2040		200,000	219,292
"ME", Series 2014-4, 4.0%, 1/16/2044		400,000	437,362
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		291,493	38,314
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		477,572	81,893
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		84,180	14,024
"PZ", Series 2010-106, 4.75%, 8/20/2040		204,709	214,498
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		257,572	49,413
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		261,288	46,902
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		248,273	44,564
"AI", Series 2007-38, Interest Only, 6.251% ***, 6/16/2037		67,738	10,991
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.619% **, 4/25/2036		238,092	217,407
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 2.672% **, 10/25/2033		59,461	59,307
Wells Fargo Mortgage-Backed Securities Trust, "2A3",Series 2004-EE, 2.714% **, 12/25/2034		82,951	82,371
Total Collateralized Mortgage Obligations (Cost $4,774,178)			4,952,450
Government & Agency Obligations 35.3%
Other Government Related (d) 4.9%
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		200,000	184,260
Tennessee Valley Authority, 4.25%, 9/15/2065		2,101,000	2,111,448
			2,295,708
Sovereign Bonds 18.7%
Dominican Republic, 144A, 5.5%, 1/27/2025		100,000	96,500
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	1,340,000,000	84,364
Government of New Zealand, Series 0427, REG S, 4.5%, 4/15/2027	NZD	1,100,000	783,593
Kingdom of Spain, REG S, 144A, 4.65%, 7/30/2025	EUR	2,826,000	3,941,631
Kingdom of Spain-Inflation Linked Bond, REG S, 144A, 1.0%, 11/30/2030	EUR	553,982	591,349
Republic of Argentina-Inflation Linked Bond, 5.83%, 12/31/2033	ARS	375	141
Republic of El Salvador:
144A, 6.375%, 1/18/2027		75,000	65,813
144A, 7.65%, 6/15/2035		100,000	89,125
Republic of Hungary:
4.0%, 3/25/2019		200,000	207,500
Series 19/A, 6.5%, 6/24/2019	HUF	11,600,000	47,880
Republic of Ireland, REG S, 2.0%, 2/18/2045	EUR	720,000	766,060
Republic of Portugal, REG S, 144A, 4.1%, 2/15/2045	EUR	700,000	881,601
Republic of Slovenia:
144A, 4.75%, 5/10/2018		200,000	212,750
144A, 5.5%, 10/26/2022		100,000	112,300
Republic of South Africa:
Series R204, 8.0%, 12/21/2018	ZAR	1,100,000	80,207
Series R186, 10.5%, 12/21/2026	ZAR	2,700,000	223,349
Series R186, 10.5%, 12/21/2026	ZAR	1,900,000	157,171
Republic of Sri Lanka, 144A, 5.125%, 4/11/2019		200,000	196,759
Republic of Uruguay, 5.1%, 6/18/2050		40,000	35,100
United Mexican States, 4.6%, 1/23/2046		200,000	178,000
			8,751,193
U.S. Treasury Obligations 11.7%
U.S. Treasury Bills:
0.07% ****, 12/3/2015 (e)		501,000	501,011
0.215% ****, 2/11/2016 (e)		366,000	365,967
U.S. Treasury Bonds:
2.5%, 2/15/2045		1,000	921
3.125%, 8/15/2044		80,400	84,148
3.625%, 2/15/2044		36,000	41,399
U.S. Treasury Notes:
1.0%, 8/31/2016 (f)		1,630,000	1,639,105
1.0%, 9/30/2016		500,000	503,027
1.5%, 5/31/2019		232,600	235,713
1.625%, 6/30/2019		19,000	19,336
1.625%, 12/31/2019		109,000	110,635
2.0%, 8/15/2025		1,949,700	1,939,394
			5,440,656
Total Government & Agency Obligations (Cost $16,572,406)			16,487,557
Loan Participations and Assignments 3.3%
Senior Loans **
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		103,688	102,495
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		58,794	58,764
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		194,513	191,757
CSC Holdings, Inc., Term Loan B, 2.694%, 4/17/2020		94,421	93,883
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		69,125	69,125
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		183,333	184,111
Level 3 Financing, Inc., Term Loan B2, 3.5%, 5/31/2022		60,000	59,625
MacDermid, Inc.:
First Lien Term Loan, 4.5%, 6/7/2020		53,763	52,239
Term Loan B2, 4.75%, 6/7/2020		29,850	29,122
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		253,420	237,617
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		116,335	114,110
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		88,200	86,161
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		137,133	135,216
Term Loan B, 3.75%, 12/11/2019		115,706	114,187
Total Loan Participations and Assignments (Cost $1,557,535)			1,528,412
Municipal Bonds and Notes 2.0%
Chicago, IL, Airport Revenue, O'Hare International Airport, Series B, 6.0%, 1/1/2041		145,000	168,589
Massachusetts, State School Building Authority, Sales Tax Revenue, Qualified School Construction Bond, Series A, 4.885%, 7/15/2028		300,000	333,684
Orlando & Orange County, FL, Expressway Authority Revenue, Series C, 5.0%, 7/1/2040		145,000	162,394
Port Authority of New York & New Jersey, 4.926%, 10/1/2051		260,000	281,055
Total Municipal Bonds and Notes (Cost $849,632)			945,722
Convertible Bond 0.4%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $117,763)		120,175	167,187
Preferred Security 0.2%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $61,179)		95,000	87,638
		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (g)		1	3,100
Industrials 0.0%
Congoleum Corp.*		2,500	0
Quad Graphics, Inc.		24	290
			290
Materials 0.0%
GEO Specialty Chemicals, Inc.*		13,196	7,048

Total Common Stocks (Cost $25,207)			10,438
Preferred Stock 0.1%
Consumer Discretionary
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $41,756)		45	45,367
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $17,432)		85	341
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 3.72% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 4/22/2026, Option Expiration Date 4/20/2016[1]		1,300,000	341
Pay Fixed Rate - 4.19% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		1,500,000	2,648
Pay Fixed Rate - 4.32% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[3]		1,400,000	1,941
Total Call Options Purchased (Cost $191,320)			4,930
Put Options Purchased 0.2%
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		1,500,000	43,590
Receive Fixed Rate - 2.32% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[3]		1,400,000	48,289
Total Put Options Purchased (Cost $98,573)			91,879
		Shares	Value ($)
Securities Lending Collateral 2.2%
Daily Assets Fund Institutional, 0.17% (h) (i) (Cost $1,017,172)		1,017,172	1,017,172
Cash Equivalents 0.4%
Central Cash Management Fund, 0.12% (h) (Cost $164,026)		164,026	164,026
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $50,368,321) †		105.5	49,243,953
Other Assets and Liabilities, Net		(5.5)	(2,560,754)

Net Assets		100.0	46,683,199

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Cost ($)	Value ($)
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	100,000	60,894	98,000

*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2015.
***	These securities are shown at their current rate as of September 30, 2015.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $50,364,453. At September 30, 2015, net unrealized depreciation for all securities based on tax cost was $1,120,433. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,058,705 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,179,138.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2015 amounted to $981,200, which is 2.1% of net assets.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At September 30, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	5,274	3,100	0.01

(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate; 3 Month LIBOR rate at September 30, 2015 is 0.325%.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Australian Bond	AUD	12/15/2015	12	1,090,017	12,139
10 Year U.S. Treasury Note	USD	12/21/2015	66	8,496,469	61,043
Ultra Long U.S. Treasury Bond	USD	12/21/2015	27	4,330,969	46,583
Total unrealized appreciation					119,765

At September 30, 2015, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	12/21/2015	10	1,287,344	(14,238)
Euro-BTP Futures	EUR	12/8/2015	27	4,111,841	(102,918)
Euro-Bund German Federal Government Bond	EUR	12/8/2015	8	1,396,213	(27,366)
Euro-BUXL 30 Year German Government Bond	EUR	12/8/2015	5	870,119	(27,607)
Euro-OAT Futures	EUR	12/8/2015	12	2,033,042	(44,669)
Ultra Long U.S. Treasury Bond	USD	12/21/2015	28	4,491,375	(34,597)
Total unrealized depreciation					(251,395)

At September 30, 2015, open written options contracts were as follows:

Options on Interest Rate Swap Contracts

	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (j)
Call Options
Receive Fixed - 3.19% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000[2]	2/1/2017	50,400	(7,176)
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000[3]	2/1/2017	50,631	(5,793)
Receive Fixed - 4.22% - Pay Floating - 3-Month LIBOR	4/22/2016 4/22/2026	1,300,000[1]	4/20/2016	46,345	(60)
Total Call Options				147,376	(13,029)
Put Options
Pay Fixed - 2% - Receive Floating - 3-Month LIBOR	8/15/2016 8/15/2046	1,500,000[1]	8/11/2016	28,800	(31,053)
Pay Fixed - 2.22% - Receive Floating - 3-Month LIBOR	7/13/2016 7/13/2046	1,500,000[4]	7/11/2016	28,200	(44,315)
Pay Fixed - 3.19% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000[2]	2/1/2017	50,400	(60,389)
Pay Fixed - 3.32% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	700,000[3]	2/1/2017	50,631	(67,128)
Total Put Options				158,031	(202,885)
Total				305,407	(215,914)

(j)	Unrealized appreciation on written options on interest rate swap contracts at September 30, 2015 was $89,493.

At September 30, 2015, open credit default swap contracts purchased were as follows:

Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Fixed Cash Flows Paid	Underlying Debt Obligation/	Value ($)	Unrealized Appreciation ($)
3/20/2015 6/20/2020	2,420,550[6]	5.0%	CCO Holdings LLC, 7.375%, 6/1/2020, BB–	(74,121)	22,150
3/20/2015 6/20/2020	1,485,000	5.0%	Markit Dow Jones CDX North America High Yield Index	(45,076)	46,210
Total unrealized appreciation					68,360

At September 30, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps

Effective/ Expiration Date	Notional Amount ($) (k)	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (l)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation (Depreciation) ($)
1/21/2015 3/20/2020	45,000[5]	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB-	6,390	6,402	(12)
3/20/2015 6/20/2020	30,000[6]	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB-	2,415	2,722	(307)
9/21/2015 12/20/2020	5,000,000[2]	1.0%	Markit CDX Emerging Market Index	617,500	617,500	—
Total unrealized depreciation	(319)

(k)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
(l)	The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”)or Standard & Poor’s Corportation (“S&P”) credit ratings are unaudited.

At September 30, 2015, open interest rate swap contracts were as follows:
Centrally Cleared Swaps

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
12/16/2015 9/18/2017	3,600,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(47,714)	(50,903)
12/16/2015 9/16/2020	2,000,000	Floating — 3-Month LIBOR	Fixed — 2.214%	72,210	73,136
6/17/2015 6/17/2025	4,000,000	Fixed — 2.404%	Floating — 3-Month LIBOR	(174,094)	(174,094)
12/16/2015 9/16/2025	3,000,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(161,412)	(144,922)
12/16/2015 9/17/2035	200,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(15,833)	(11,791)
12/16/2015 9/18/2045	500,000	Floating — 3-Month LIBOR	Fixed — 2.998%	48,903	32,671
12/16/2015 12/16/2045	2,500,000	Fixed — 2.75%	Floating — 3-Month LIBOR	(108,697)	(133,580)
Total net unrealized depreciation				(409,483)

Counterparties:
1	Nomura International PLC
2	JPMorgan Chase Securities, Inc.
3	BNP Paribas
4	Citigroup, Inc.
5	Credit Suisse
6	Barclays Bank PLC
As of September 30, 2015, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
AUD	650,000	NZD	731,653	10/14/2015	11,406	Macquarie Bank Ltd.
AUD	650,000	NZD	731,647	10/14/2015	11,402	Australia & New Zealand Banking Group Ltd.
USD	696,625	NZD	1,100,000	10/14/2015	5,992	Australia & New Zealand Banking Group Ltd.
USD	713,182	SEK	6,000,000	10/14/2015	3,851	Morgan Stanley
AUD	1,000,000	USD	707,100	10/14/2015	5,668	National Australia Bank Ltd.
SEK	3,000,000	USD	367,358	10/14/2015	8,842	BNP Paribas
SEK	3,000,000	USD	367,362	10/14/2015	8,846	Morgan Stanley
NZD	1,192,000	USD	795,039	10/16/2015	33,772	UBS AG
SGD	702,000	USD	518,949	10/16/2015	25,869	Citigroup, Inc.
BRL	875,000	USD	244,618	11/10/2015	27,050	BNP Paribas
BRL	1,775,000	USD	492,552	11/10/2015	51,199	Macquarie Bank Ltd.
TWD	8,000,000	USD	253,165	11/12/2015	10,167	Nomura International PLC
MXN	2,042,900	USD	124,386	11/17/2015	4,011	Barclays Bank PLC
ZAR	3,220,000	USD	248,204	11/17/2015	17,770	Barclays Bank PLC
ZAR	2,100,000	USD	159,963	11/17/2015	9,681	BNP Paribas
ZAR	4,300,000	USD	327,345	11/23/2015	19,945	Nomura International PLC
TWD	16,000,000	USD	493,066	11/30/2015	7,010	Nomura International PLC
USD	510,765	INR	34,400,000	12/2/2015	7,231	Nomura International PLC
USD	504,799	MXN	8,600,000	12/14/2015	863	Macquarie Bank Ltd.
USD	513,878	INR	34,400,000	12/21/2015	2,468	Nomura International PLC
TWD	8,000,000	USD	243,531	12/28/2015	427	Nomura International PLC
Total unrealized appreciation					273,470

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
NZD	1,460,238	AUD	1,300,000	10/14/2015	(20,853)	National Australia Bank Ltd.
USD	718,159	SEK	6,000,000	10/14/2015	(1,126)	Calyon Bank
CAD	1,000,000	SEK	6,209,300	10/14/2015	(7,245)	Bank of America
NZD	1,800,000	USD	1,139,494	10/14/2015	(10,242)	Australia & New Zealand Banking Group Ltd.
EUR	355,000	USD	386,808	10/16/2015	(9,951)	Citigroup, Inc.
USD	214,311	SGD	295,828	10/16/2015	(6,524)	State Street Bank & Trust
EUR	1,865,500	USD	2,062,113	10/16/2015	(22,824)	Societe Generale
EUR	3,361,297	USD	3,709,484	10/16/2015	(47,200)	State Street Bank & Trust
USD	450,819	EUR	400,000	10/16/2015	(3,768)	Societe Generale
USD	239,726	BRL	875,000	11/10/2015	(22,157)	BNP Paribas
USD	489,034	BRL	1,775,000	11/10/2015	(47,680)	Macquarie Bank Ltd.
USD	258,896	MXN	4,300,000	11/23/2015	(5,641)	BNP Paribas
USD	325,938	ZAR	4,300,000	11/23/2015	(18,538)	Nomura International PLC
MXN	4,300,000	USD	252,577	11/23/2015	(678)	BNP Paribas
MXN	8,600,000	USD	503,646	12/14/2015	(2,016)	Macquarie Bank Ltd.
USD	241,611	IDR	3,600,000,000	12/23/2015	(4,031)	Commonwealth Bank of Australia
IDR	3,600,000,000	USD	233,766	12/23/2015	(3,813)	Commonwealth Bank of Australia
CNY	3,200,000	USD	485,971	2/25/2016	(12,370)	Australia & New Zealand Banking Group Ltd.
Total unrealized depreciation					(246,657)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (m)
Corporate Bonds	$—	$19,936,595	$—	$19,936,595
Mortgage-Backed Securities Pass-Throughs	—	2,632,929	—	2,632,929
Asset-Backed	—	654,015	—	654,015
Commercial Mortgage-Backed Securities	—	517,295	—	517,295
Collateralized Mortgage Obligations	—	4,952,450	—	4,952,450
Government & Agency Obligations	—	16,487,557	—	16,487,557
Loan Participations and Assignments	—	1,528,412	—	1,528,412
Municipal Bonds and Notes	—	945,722	—	945,722
Convertible Bond	—	—	167,187	167,187
Preferred Security	—	87,638	—	87,638
Common Stocks (m)	290	—	10,148	10,438
Preferred Stock	—	45,367	—	45,367
Warrant	—	—	341	341
Short-Term Investments (m)	1,181,198	—	—	1,181,198
Derivatives (n)
Purchased Options	—	96,809	—	96,809
Futures Contracts	119,765	—	—	119,765
Credit Default Swap Contracts	—	68,360	—	68,360
Interest Rate Swap Contracts	—	105,807	—	105,807
Forward Foreign Currency Exchange Contracts	—	273,470	—	273,470
Total	$1,301,253	$48,332,426	$177,676	$49,811,355
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (n)
Futures Contracts	$(251,395)	$—	$—	$(251,395)
Written Options	—	(215,914)	—	(215,914)
Credit Default Swap Contracts	—	(319)	—	(319)
Interest Rate Swap Contracts	—	(515,290)	—	(515,290)
Forward Foreign Currency Exchange Contracts	—	(246,657)	—	(246,657)
Total	$(251,395)	$(978,180)	$—	$(1,229,575)

There have been no transfers between fair value measurement levels during the period ended September 30, 2015.
(m)	See Investment Portfolio for additional detailed categorizations.
(n)

Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, credit default swap contracts,interest rate swap contracts and forward foreign currency exchange contracts, and written options, at value.

The accompanying

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September30, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ 68,041	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 26,813	$ —
Interest Rate Contracts	$ (131,630)	$ (409,483)	$ —	$ (103,591)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Variable Series II

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 20, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2015